UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08764

UBS PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-713 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1.  Schedule of Investments

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—29.26%
Federal Farm Credit Bank
0.500%, due 08/09/10(1)	5,000,000	4,980,556
Federal Home Loan Bank
0.204%, due 11/09/09(2)	5,500,000	5,500,328
0.425%, due 11/13/09(2)	5,000,000	5,000,000
0.320%, due 12/21/09(1)	3,000,000	2,998,693
0.125%, due 01/06/10(1)	5,000,000	4,998,872
0.520%, due 06/01/10	3,000,000	2,999,363
0.550%, due 06/04/10	10,000,000	10,019,180
2.750%, due 06/18/10	5,000,000	5,077,932
0.500%, due 10/15/10	2,100,000	2,099,872
Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	10,000,000	10,000,000
4.125%, due 11/30/09	7,000,000	7,009,800
0.130%, due 01/21/10(1)	5,000,000	4,998,556
0.350%, due 02/16/10(1)	5,000,000	4,994,847
0.210%, due 04/19/10(1)	5,000,000	4,995,100
0.145%, due 04/26/10(1)	5,000,000	4,996,476
0.520%, due 07/16/10(1)	5,000,000	4,981,511
Federal National Mortgage Association*
0.250%, due 11/16/09(1)	10,000,000	9,999,028
0.530%, due 12/21/09(1)	5,000,000	4,996,393
0.174%, due 01/13/10(2)	5,000,000	5,000,000
2.875%, due 10/12/10	1,300,000	1,328,936
US Treasury Bills
0.235%, due 11/19/09(1)	10,000,000	9,998,890
0.495%, due 07/29/10(1)	3,350,000	3,337,609
0.498%, due 07/29/10(1)	1,650,000	1,643,866
US Treasury Notes
2.125%, due 01/31/10	6,500,000	6,531,289
2.000%, due 02/28/10	4,100,000	4,123,458
Total US government and agency obligations (cost—$132,610,555)		132,610,555

Bank notes—2.21%
Banking-US—2.21%
Bank of America N.A.
0.270%, due 12/21/09	5,000,000	5,000,000
0.250%, due 01/04/10	5,000,000	5,000,000
Total bank notes (cost—$10,000,000)		10,000,000

Certificates of deposit—14.59%
Banking-non-US—14.59%
Banco Bilbao Vizcaya Argentaria SA
0.305%, due 11/13/09	5,000,000	5,000,007
Bank of Montreal
0.230%, due 11/16/09	5,000,000	5,000,000
0.250%, due 12/14/09	5,000,000	5,000,000
Bank of Nova Scotia
0.320%, due 03/08/10	1,000,000	1,000,035
1.100%, due 05/11/10	1,600,000	1,600,000
Barclays Bank PLC
0.320%, due 11/06/09	5,000,000	5,000,000
BNP Paribas
0.500%, due 11/25/09	3,000,000	3,000,000
0.320%, due 01/06/10	3,000,000	3,000,000

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Calyon N.A., Inc./New York
0.330%, due 11/02/09	5,000,000	5,000,000
0.530%, due 12/18/09	2,000,000	2,000,000
Deutsche Bank AG
0.300%, due 11/13/09	5,000,000	5,000,000
Fortis Bank NV-SA
0.230%, due 11/05/09	5,000,000	5,000,000
Lloyds TSB Bank PLC
0.340%, due 11/25/09	5,000,000	5,000,000
National Bank of Canada
0.300%, due 11/24/09	4,500,000	4,500,000
Natixis
0.270%, due 01/11/10	5,000,000	5,000,000
Rabobank Nederland NV
0.520%, due 12/07/09	1,000,000	1,000,000
Societe Generale
0.500%, due 02/01/10	2,000,000	2,000,000
Toronto-Dominion Bank
0.520%, due 01/25/10	1,000,000	1,000,163
Westpac Banking Corp.
0.190%, due 11/02/09(2)	1,000,000	1,000,000
0.200%, due 11/02/09(2)	1,000,000	1,000,000
Total certificates of deposit (cost—$66,100,205)		66,100,205

Commercial paper(1)—41.67%
Asset backed-banking—1.10%
Atlantis One Funding
0.250%, due 12/02/09	5,000,000	4,998,959

Asset backed-miscellaneous—14.12%
Atlantic Asset Securitization LLC
0.190%, due 11/02/09	5,000,000	5,000,000
Bryant Park Funding LLC
0.190%, due 11/16/09	5,000,000	4,999,631
Chariot Funding LLC
0.190%, due 11/19/09	5,000,000	4,999,551
Enterprise Funding Co. LLC
0.240%, due 01/21/10	5,000,000	4,997,333
Jupiter Securitization Co. LLC
0.190%, due 11/10/09	5,000,000	4,999,789
0.180%, due 11/23/09	5,000,000	4,999,475
Kitty Hawk Funding Corp.
0.180%, due 11/16/09	3,000,000	2,999,790
Liberty Street Funding LLC
0.190%, due 11/02/09	5,000,000	5,000,000
Market Street Funding LLC
0.280%, due 11/05/09	1,500,000	1,499,965
0.280%, due 11/16/09	2,500,000	2,499,728
Old Line Funding Corp.
0.210%, due 11/16/09	5,000,000	4,999,592
Park Avenue Receivables Corp.
0.180%, due 11/24/09	5,000,000	4,999,450

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(concluded)
Ranger Funding Co. LLC
0.300%, due 11/06/09	2,000,000	1,999,933
0.250%, due 01/14/10	5,000,000	4,997,465
Variable Funding Capital Corp.
0.200%, due 12/21/09	5,000,000	4,998,639
		63,990,341
Asset backed-securities—3.31%
Clipper Receivables Co. LLC
0.230%, due 11/16/09	5,000,000	4,999,553
0.300%, due 11/20/09	5,000,000	4,999,250
Grampian Funding LLC
0.350%, due 02/02/10	5,000,000	4,995,576
		14,994,379
Banking-non-US—5.16%
Bank of Nova Scotia
0.430%, due 11/17/09	1,600,000	1,599,713
Dnb NOR ASA
0.250%, due 11/30/09	5,000,000	4,999,028
Groupe BPCE
0.340%, due 11/30/09	4,600,000	4,598,783
0.250%, due 12/16/09	4,000,000	3,998,778
KFW
0.200%, due 01/25/10	3,500,000	3,498,367
Lloyds TSB Bank PLC
0.220%, due 12/29/09	4,694,000	4,692,365
		23,387,034
Banking-US—14.45%
Barclays US Funding Corp.
0.230%, due 01/29/10	4,000,000	3,997,751
Calyon N.A., Inc.
0.540%, due 01/19/10	2,000,000	1,997,660
0.280%, due 02/19/10	5,000,000	4,995,761
Danske Corp.
0.245%, due 12/08/09	10,000,000	9,997,550
Dexia Delaware LLC
0.250%, due 11/13/09	10,000,000	9,999,236
ING (US) Funding LLC
0.310%, due 01/28/10	5,000,000	4,996,254
Nordea N.A., Inc.
0.210%, due 01/19/10	5,000,000	4,997,725
Rabobank USA Financial Corp.
0.280%, due 01/25/10	5,000,000	4,996,733
San Paolo IMI US Financial Co.
0.240%, due 11/23/09	10,000,000	9,998,600
0.200%, due 01/14/10	4,500,000	4,498,175
Societe Generale N.A., Inc.
0.195%, due 11/10/09	5,000,000	4,999,784
		65,475,229

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Finance-noncaptive diversified—0.33%
General Electric Capital Corp.
0.200%, due 01/05/10	1,500,000	1,499,467

Food/beverage—2.54%
Nestle Capital Corp.
0.180%, due 11/10/09	10,000,000	9,999,600
0.650%, due 02/16/10	1,500,000	1,497,129
		11,496,729
Pharmaceuticals—0.66%
Pfizer, Inc.
0.320%, due 11/03/09	3,000,000	2,999,973
Total commercial paper (cost—$188,842,111)		188,842,111

Short-term corporate obligations—0.66%
Banking-non-US—0.22%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(3)	1,000,000	1,000,000
Finance-noncaptive diversified—0.44%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	2,000,000	1,999,702
Total short-term corporate obligations (cost—$2,999,702)		2,999,702

Repurchase agreements—12.32%
Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $20,008,000 Federal Home Loan Mortgage Corp. obligations, 2.170% due 05/07/12; (value — $20,400,118); proceeds: $20,000,100	20,000,000	20,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, 0.060% due 11/02/09, collateralized by $19,435,000 Federal Home Loan Bank obligations, 2.500% due 04/08/13 and $15,584,000 Federal Home Loan Mortgage Corp. obligations, 4.125% due 07/12/10; (value — $35,704,043); proceeds: $35,000,175	35,000,000	35,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $119 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $841,937 US Treasury Bills, zero coupon due 04/01/10 to 04/08/10; (value—$841,512); proceeds: $825,001	825,000	825,000

Total repurchase agreements (cost—$55,825,000)		55,825,000
Total investments (cost—$456,377,573)—100.71%		456,377,573
Liabilities in excess of other assets—(0.71)%		(3,196,392)
Net assets (applicable to 453,170,615 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		453,181,181

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments — October 31, 2009 (unaudited)

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.22% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Affiliated Issuer Activity

The table below details the Portfolio’s activity in an affiliated issuer for the three months ended October 31, 2009.

The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the
	Value at	months ended	months ended	Value at	three months ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	9,894,000	—	9,894,000	—	87

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	132,610,555	—	132,610,555
Bank notes	—	10,000,000	—	10,000,000
Certificates of deposit	—	66,100,205	—	66,100,205
Commercial paper	—	188,842,111	—	188,842,111
Short-term corporate obligations	—	2,999,702	—	2,999,702
Repurchase agreements	—	55,825,000	—	55,825,000
Total	—	456,377,573	—	456,377,573

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	77.6
France	6.3
Canada	4.3
United Kingdom	3.2
Switzerland	2.5
Germany	1.9
Spain	1.1
Belgium	1.1
Norway	1.1
Australia	0.7
Netherlands	0.2
Total	100.0

Weighted average maturity — 55 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligation—0.12%
US Treasury Note
3.625%, due 08/15/19 (cost—$706,344)	700,000	713,453

Government national mortgage association certificates—19.94%
GNMA
4.000%, due 04/15/39(1)	895,767	884,522
4.000%, due 05/15/39(1)	1,994,090	1,966,011
4.000%, due 06/15/39(1)	222,995	220,195
4.000%, due 07/15/39(1)	16,820,777	16,609,611
4.000%, due 08/15/39(1)	5,079,725	5,015,954
4.000%, due 09/15/39(1)	8,936,615	8,824,425
4.500%, due 04/15/39	752,054	764,380
4.500%, due 05/15/39	1,484,038	1,508,361
4.500%, due 06/15/39	1,242,990	1,263,363
4.500%, due 07/15/39	270,534	274,968
4.500%, due 08/15/39	6,087,487	6,187,261
4.500%, due 09/15/39	3,612,244	3,671,450
4.500%, due 10/15/39	4,436,716	4,509,434
6.000%, due 10/15/31	5,461	5,860
6.000%, due 03/15/34	6,881	7,362
6.000%, due 08/15/34	8,782	9,396
6.000%, due 07/15/36	185,548	197,527
6.500%, due 02/15/29(1)	4,933	5,336
6.500%, due 11/15/34(1)	25,415	27,096
6.500%, due 01/15/36(1)	48,028	51,160
6.500%, due 03/15/36(1)	10,000	10,653
6.500%, due 09/15/36(1)	1,262,760	1,345,125
6.500%, due 02/15/37(1)	76,743	81,712
6.500%, due 04/15/37(1)	221,134	235,453
6.500%, due 09/15/37(1)	20,485	21,812
6.500%, due 01/15/38(1)	44,889	47,775
6.500%, due 05/15/38(1)	892,666	950,054
6.500%, due 06/15/38(1)	180,096	191,673
6.500%, due 07/15/38(1)	1,935,346	2,060,019
6.500%, due 08/15/38(1)	1,557,384	1,657,508
6.500%, due 09/15/38(1)	1,550,642	1,650,331
6.500%, due 10/15/38(1)	5,297,149	5,637,696
6.500%, due 11/15/38(1)	1,333,048	1,418,764
6.500%, due 12/15/38(1)	2,849,328	3,032,507
6.500%, due 01/15/39(1)	2,018,790	2,148,797
7.500%, due 08/15/21	6,884	7,738
7.500%, due 09/15/23	1,020	1,151
8.000%, due 02/15/23	1,849	2,110
8.250%, due 04/15/19	479,081	537,707
10.500%, due 02/15/19	31,156	35,136
10.500%, due 06/15/19	37,831	42,663
10.500%, due 07/15/19	77,425	87,314
10.500%, due 07/15/20	3,854	4,272
10.500%, due 08/15/20	37,066	41,792
10.500%, due 09/15/20	3,655	4,123
11.500%, due 05/15/19	3,494	3,992
GNMA II
9.000%, due 04/20/25	25,488	29,279
9.000%, due 12/20/26	4,386	5,031
9.000%, due 01/20/27	13,173	15,121
9.000%, due 06/20/30	1,655	1,913
9.000%, due 09/20/30	1,327	1,534
9.000%, due 10/20/30	8,697	10,049
9.000%, due 11/20/30	29,658	34,271
GNMA II ARM
4.125%, due 11/20/21	35,087	35,955

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
4.125%, due 11/20/22	69,875	70,966
4.125%, due 12/20/24	1,221	1,245
4.125%, due 10/20/25	37,023	37,600
4.125%, due 12/20/25	7,953	8,074
4.125%, due 10/20/26	24,942	25,445
4.125%, due 12/20/26	32,735	33,379
4.125%, due 11/20/27	99,608	101,043
4.125%, due 12/20/27	11,820	12,061
4.125%, due 10/20/29	17,796	18,160
4.125%, due 10/20/30	40,644	41,807
4.250%, due 02/20/28	5,104	5,231
4.375%, due 04/20/18	17,462	17,924
4.375%, due 05/20/21	8,063	8,300
4.375%, due 06/20/22	176,183	180,166
4.375%, due 01/20/23	137,230	140,282
4.375%, due 03/20/23	66,684	68,239
4.375%, due 01/20/24	179,355	183,528
4.375%, due 04/20/24	206,742	211,432
4.375%, due 01/20/25	16,216	16,660
4.375%, due 02/20/25	40,840	41,805
4.375%, due 03/20/25	58,891	60,561
4.375%, due 05/20/25	127,338	130,231
4.375%, due 06/20/25	37,105	38,301
4.375%, due 03/20/26	31,223	31,950
4.375%, due 04/20/26	284,007	290,050
4.375%, due 06/20/26	132,376	135,246
4.375%, due 01/20/27	211,412	216,069
4.375%, due 02/20/27	22,504	23,127
4.375%, due 04/20/27	78,051	79,784
4.375%, due 01/20/28	23,797	24,360
4.375%, due 02/20/28	13,516	13,836
4.375%, due 04/20/30	55,214	56,540
4.375%, due 05/20/30	1,102,261	1,130,149
4.500%, due 01/20/18	197,579	203,338
4.500%, due 05/20/18	7,796	7,981
4.500%, due 06/20/19	49,636	51,293
4.500%, due 03/20/25	28,837	30,093
4.500%, due 06/20/30	25,403	26,014
4.625%, due 07/20/17	13,348	13,704
4.625%, due 09/20/21	191,640	197,148
4.625%, due 08/20/25	43,415	44,730
4.625%, due 09/20/25	52,508	54,091
4.625%, due 08/20/26	56,932	58,684
4.625%, due 09/20/26	8,778	9,088
4.625%, due 07/20/27	21,877	22,552
4.625%, due 08/20/27	53,292	55,192
4.625%, due 07/20/30	288,948	299,332
4.625%, due 08/20/30	213,097	220,971
GNMA TBA
4.500%, TBA	3,000,000	3,042,186
5.000%, TBA	24,000,000	24,930,000
5.500%, TBA	700,000	738,282
6.000%, TBA	13,000,000	13,804,375
Total government national mortgage association certificates (cost—$119,716,453)		120,657,307

Federal home loan mortgage corporation certificates*—24.63%
FHLMC
4.000%, due 07/01/39(1)	3,982,868	3,929,563
4.000%, due 09/01/39(1)	2,496,322	2,462,913
4.500%, due 07/01/39	495,092	501,057
4.500%, due 10/01/39	20,504,106	20,751,129

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
5.000%, due 11/01/36	11,454,532	11,899,938
5.500%, due 02/01/33	1,901,057	2,011,883
5.500%, due 12/01/33	593,288	627,875
5.500%, due 12/01/34	659,886	698,149
5.500%, due 06/01/36	6,574,262	6,950,334
5.500%, due 12/01/36	2,643,389	2,788,405
5.500%, due 03/01/37	1,368,982	1,443,015
5.500%, due 07/01/37	2,014,527	2,123,470
5.500%, due 12/01/37	3,187,507	3,359,883
5.500%, due 02/01/38	11,408,040	12,024,971
6.000%, due 07/01/37	551,547	587,427
7.000%, due 08/01/25	1,617	1,787
7.500%, due 10/01/17	3,187	3,607
8.000%, due 03/01/13	53,137	59,224
9.000%, due 04/01/25	39,364	39,740
9.750%, due 11/01/16	10,455	10,564
10.500%, due 11/01/20	2,459	2,451
11.000%, due 05/01/11	2,406	2,527
11.000%, due 03/01/13	396	416
11.000%, due 07/01/15	14	14
11.000%, due 09/01/15	1,602	1,820
11.000%, due 10/01/15	466	506
11.000%, due 12/01/15	6,811	7,593
11.000%, due 04/01/19	5,026	5,853
11.000%, due 06/01/19	446	519
11.000%, due 08/01/20	53	61
11.000%, due 09/01/20	2,208	2,551
11.500%, due 05/01/10	1,105	1,129
11.500%, due 11/01/10	3,117	3,235
11.500%, due 09/01/14	356	365
11.500%, due 01/01/16	2,879	3,345
11.500%, due 01/01/18	9,706	11,277
11.500%, due 05/01/19	4,745	5,158
11.500%, due 06/01/19	20,692	24,465
FHLMC ARM
3.429%, due 04/01/29	360,943	367,683
3.474%, due 06/01/28	584,980	597,045
3.543%, due 07/01/28	269,027	275,232
3.612%, due 10/01/23	190,643	193,355
3.625%, due 11/01/29	696,969	706,287
3.650%, due 12/01/29	162,720	166,733
3.674%, due 10/01/27	446,484	454,277
3.677%, due 11/01/27	190,486	194,689
3.904%, due 01/01/29	317,889	325,525
4.005%, due 10/01/27	477,040	486,053
4.077%, due 07/01/24	369,559	376,059
4.082%, due 11/01/25	433,253	439,127
4.345%, due 01/01/28	104,873	105,234
5.092%, due 10/01/29	19,157	19,926
5.375%, due 01/01/30	38,973	39,042
FHLMC TBA
4.500%, TBA	15,000,000	15,159,375
5.000%, TBA	10,900,000	11,295,125
5.500%, TBA	7,900,000	8,314,750
6.000%, TBA	35,000,000	37,187,500
Total federal home loan mortgage corporation certificates (cost—$146,242,583)		149,051,236

Federal housing administration certificates—0.23%
FHA GMAC
7.400%, due 02/01/21	528,086	520,825

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
6.896%, due 07/01/20	893,171	893,171
Total federal housing administration certificates (cost—$1,424,431)		1,413,996

Federal national mortgage association certificates*—63.50%
FNMA
4.000%, due 07/01/39(1)	3,993,390	3,944,936
4.000%, due 08/01/39(1)	32,886,722	32,487,686
4.000%, due 09/01/39(1)	19,997,777	19,755,132
4.000%, due 10/01/39(1)	45,013,503	44,466,124
4.500%, due 05/01/38(1)	919,362	931,966
4.500%, due 08/01/38(1)	1,552,047	1,573,325
4.500%, due 01/01/39(1)	993,488	1,007,109
4.500%, due 02/01/39(1)	6,792,743	6,885,337
4.500%, due 03/01/39(1)	800,259	811,150
4.500%, due 04/01/39(1)	348,723	353,469
4.500%, due 06/01/39(1)	856,076	867,727
4.500%, due 07/01/39(1)	3,897,663	3,950,709
4.500%, due 08/01/39(1)	26,851,758	27,217,210
4.500%, due 09/01/39(1)	21,923,363	22,221,762
4.500%, due 10/01/39(1)	2,754,034	2,791,515
5.000%, due 12/01/33(1)	6,330,319	6,595,265
5.000%, due 06/01/35(1)	10,410,552	10,826,750
5.500%, due 05/01/14	2,595	2,782
5.500%, due 06/01/17	116,498	119,987
5.500%, due 01/01/18	8,029	8,646
5.500%, due 11/01/18	339,513	365,610
5.500%, due 07/01/19	68,116	73,097
5.500%, due 06/01/20	70,848	75,740
5.500%, due 07/01/20	44,603	47,683
5.500%, due 10/01/20	57,511	61,482
5.500%, due 12/01/20	445,471	476,231
5.500%, due 01/01/21	103,878	110,790
5.500%, due 02/01/21	264,999	282,552
5.500%, due 03/01/21	885,085	943,713
5.500%, due 04/01/21	540,646	576,458
5.500%, due 05/01/21	216,952	231,323
5.500%, due 06/01/21	1,211,403	1,291,647
5.500%, due 07/01/21	579,449	617,877
5.500%, due 08/01/21	70,052	74,693
5.500%, due 03/01/22	336,033	357,714
5.500%, due 06/01/22	2,082,855	2,217,242
5.500%, due 08/01/22	277,333	295,227
5.500%, due 09/01/22	460,924	490,663
5.500%, due 12/01/23	536,853	571,491
5.500%, due 02/01/32(1)	69,894	74,209
5.500%, due 11/01/32(1)	1,169,456	1,237,633
5.500%, due 05/01/33(1)	2,393,512	2,532,300
5.500%, due 09/01/33(1)	404,857	428,333
5.500%, due 10/01/33(1)	694,091	734,338
5.500%, due 11/01/33(1)	23,873	25,257
5.500%, due 12/01/33(1)	651,251	689,015
5.500%, due 01/01/34(1)	242,830	256,911
5.500%, due 04/01/34(1)	575,951	608,808
5.500%, due 07/01/34(1)	408,570	432,261
5.500%, due 11/01/34(1)	1,893,496	2,001,515
5.500%, due 01/01/35(1)	290,983	307,355
5.500%, due 02/01/37(1)	331,419	349,394
5.500%, due 03/01/37(1)	806,269	849,997
5.500%, due 04/01/37(1)	797,560	840,816
5.500%, due 05/01/37(1)	1,469,918	1,549,639

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 06/01/37(1)	376,093	396,490
5.500%, due 07/01/37(1)	1,376,035	1,450,666
5.500%, due 08/01/37(1)	5,969,803	6,310,365
5.500%, due 09/01/37(1)	34,747	36,632
5.500%, due 12/01/37(1)	3,989,348	4,205,711
5.500%, due 01/01/38(1)	2,912,343	3,070,294
5.500%, due 04/01/38(1)	1,875,596	1,977,025
5.500%, due 06/01/38(1)	1,416,849	1,493,977
5.500%, due 07/01/38(1)	400,000	421,631
5.500%, due 01/01/39(1)	859,010	905,599
6.000%, due 11/01/21	1,360,085	1,459,951
6.000%, due 06/01/22	202,917	217,659
6.000%, due 01/01/23	1,104,024	1,184,164
6.000%, due 03/01/23	4,123,840	4,426,641
6.000%, due 11/01/26	374,542	402,073
6.000%, due 01/01/32(1)	93,434	100,417
6.000%, due 04/01/32(1)	97,354	104,508
6.000%, due 09/01/32(1)	75,088	80,607
6.000%, due 10/01/32(1)	94,593	101,545
6.000%, due 12/01/32(1)	174,042	186,833
6.000%, due 01/01/33(1)	296,162	317,928
6.000%, due 02/01/33(1)	221,164	237,003
6.000%, due 06/01/33(1)	332,749	356,803
6.000%, due 07/01/33(1)	161,847	173,438
6.000%, due 10/01/33(1)	168,067	180,104
6.000%, due 11/01/33(1)	484,134	518,805
6.000%, due 02/01/34(1)	1,653,581	1,772,005
6.000%, due 05/01/34(1)	120,502	128,944
6.000%, due 09/01/34(1)	309,089	330,742
6.000%, due 11/01/34(1)	154,400	165,216
6.000%, due 01/01/35(1)	768,610	821,814
6.000%, due 02/01/35(1)	670,457	716,157
6.000%, due 04/01/35(1)	8,449	9,014
6.000%, due 05/01/35(1)	742,667	792,549
6.000%, due 06/01/35(1)	189,019	201,670
6.000%, due 07/01/35(1)	1,315,032	1,403,046
6.000%, due 08/01/35(1)	463,341	494,352
6.000%, due 09/01/35(1)	487,035	519,632
6.000%, due 01/01/36(1)	388,019	413,988
6.000%, due 05/01/36(1)	2,070,214	2,205,537
6.000%, due 06/01/36(1)	78,837	83,990
6.000%, due 07/01/36(1)	380,408	405,274
6.000%, due 08/01/36(1)	1,831,857	1,951,599
6.000%, due 09/01/36(1)	606,419	646,059
6.000%, due 11/01/36(1)	390,244	415,753
6.000%, due 12/01/36(1)	1,257,652	1,339,860
6.000%, due 01/01/37(1)	603,318	642,754
6.000%, due 02/01/37(1)	142,420	151,653
6.000%, due 04/01/37(1)	517,988	551,361
6.000%, due 05/01/37(1)	838,786	892,828
6.000%, due 06/01/37(1)	677,683	721,345
6.000%, due 07/01/37(1)	985,562	1,049,319
6.000%, due 08/01/37(1)	1,299,139	1,382,841
6.000%, due 09/01/37(1)	192,333	204,725
6.000%, due 10/01/37(1)	837,871	891,855
6.000%, due 11/01/37(1)	3,172,638	3,377,047
6.000%, due 01/01/38(1)	29,326	31,215
6.000%, due 02/01/38(1)	581,907	618,944
6.000%, due 03/01/38(1)	1,248,717	1,328,195
6.000%, due 04/01/38(1)	73,037	77,686
6.000%, due 07/01/38(1)	70,861	75,371
6.000%, due 08/01/38(1)	809,682	861,216

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 09/01/38(1)	19,995,614	21,272,289
6.000%, due 10/01/38(1)	7,830,301	8,328,681
6.000%, due 11/01/38(1)	4,802,458	5,108,123
6.000%, due 01/01/39(1)	1,103,736	1,173,986
6.000%, due 03/01/39(1)	70,520	74,997
6.500%, due 09/01/12	3,558	3,814
6.500%, due 12/01/12	9,856	10,564
6.500%, due 01/01/13	2,712	2,917
6.500%, due 02/01/13	14,157	15,175
6.500%, due 03/01/13	17,666	18,938
6.500%, due 04/01/13	1,784	1,912
6.500%, due 06/01/13	32,642	35,105
6.500%, due 07/01/13	5,229	5,622
6.500%, due 08/01/13	7,451	8,013
6.500%, due 09/01/13	34,910	37,543
6.500%, due 10/01/13	16,741	18,003
6.500%, due 11/01/13	34,284	36,870
6.500%, due 07/01/19	101,537	111,006
6.500%, due 09/01/36	6,099,159	6,560,507
6.500%, due 10/01/36	2,508,891	2,698,667
6.500%, due 11/01/36	84,836	91,253
6.500%, due 05/01/37	43,115	46,349
6.500%, due 08/01/37	3,652,989	3,927,022
6.500%, due 11/01/37	5,175,000	5,563,209
7.500%, due 11/01/26	28,339	31,904
8.000%, due 11/01/26	44,456	50,280
8.500%, due 09/01/25	87,363	99,241
9.000%, due 10/01/19	24,773	27,186
9.000%, due 02/01/26	33,543	38,262
9.500%, due 12/01/09	161	162
10.000%, due 08/01/19	5,443	6,211
10.500%, due 02/01/12	431	462
10.500%, due 07/01/13	784	819
10.500%, due 09/01/15	9,986	11,150
10.500%, due 08/01/20	1,432	1,589
10.500%, due 04/01/22	1,897	2,109
11.000%, due 07/01/13	1,216	1,230
11.000%, due 10/01/15	3,230	3,599
11.000%, due 11/01/15	5,941	6,010
11.000%, due 02/01/16	1,682	1,701
FNMA ARM
2.101%, due 03/01/44	975,611	977,403
2.297%, due 10/01/26	889,979	899,654
2.580%, due 09/01/15	129,193	129,928
3.095%, due 09/01/26	72,415	73,662
3.255%, due 02/01/29	8,321	8,401
3.817%, due 02/01/26	76,174	77,712
4.210%, due 02/01/30	71,643	73,087
4.645%, due 07/01/30	27,667	28,165
4.686%, due 05/01/30	127,594	129,550
4.773%, due 12/01/27	53,654	54,242
5.111%, due 03/01/25	376,649	389,515
6.365%, due 11/01/23	6,627	6,691
FNMA TBA
4.000%, TBA	17,000,000	17,249,696
4.500%, TBA	21,300,000	22,118,499
5.000%, TBA(1)	6,300,000	6,636,659
5.500%, TBA(1)	3,200,000	3,368,000
5.500%, TBA	3,200,000	3,394,750
6.500%, TBA	5,900,000	6,333,284
Total federal national mortgage association certificates (cost—$378,300,562)		384,271,404

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—15.18%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21
5.371%, due 11/25/35	2,803,965	2,025,193
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414%, due 09/10/47	1,700,000	1,625,295
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33(2)	3,394,852	3,141,547
Series 2004-AC3, Class A2
5.500%, due 06/25/34(2)	3,360,899	2,876,947
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW13, Class A4
5.540%, due 09/11/41	5,600,000	5,663,640
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.524%, due 01/25/35(3),(4)	288,337	202,844
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.374%, due 05/25/48(3),(4)	2,251,275	938,036
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.455%, due 05/20/46(3)	4,627,701	2,224,849
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, due 09/15/39	7,000,000	6,107,682
Series 2009-RR3
5.342%, due 12/15/43(4)	5,000,000	4,338,315
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.863%, due 04/25/11	612,946	666,711
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	89,360	97,351
Series 0159, Class H
4.500%, due 09/15/21	22,247	22,273
Series 1003, Class H
1.000%, due 10/15/20(3)	99,621	99,534
Series 1349, Class PS
7.500%, due 08/15/22	4,741	5,140
Series 1502, Class PX
7.000%, due 04/15/23	694,311	729,099
Series 1534, Class Z
5.000%, due 06/15/23	329,970	329,955
Series 1573, Class PZ
7.000%, due 09/15/23	115,735	124,921
Series 1658, Class GZ
7.000%, due 01/15/24	57,660	62,162
Series 1694, Class Z
6.500%, due 03/15/24	474,184	523,518
Series 1775, Class Z
8.500%, due 03/15/25	11,755	12,956
Series 2411, Class FJ
0.595%, due 12/15/29(3)	84,444	83,833
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	302,325	338,510
Trust 1988-007, Class Z
9.250%, due 04/25/18	270,726	300,606

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 1992-074, Class Z
8.000%, due 05/25/22	914	999
Trust 1992-129, Class L
6.000%, due 07/25/22	16,209	17,095
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	45,602	49,791
Trust 1993-037, Class PX
7.000%, due 03/25/23	652,797	724,334
Trust 1993-240, Class Z
6.250%, due 12/25/13	2,383	2,536
Trust 1993-250, Class Z
7.000%, due 12/25/23	22,970	24,692
Trust 2005-088, Class A
0.394%, due 10/25/35(3)	5,890,687	5,722,467
Trust 2007-114, Class A6
0.444%, due 10/27/37(3)	5,000,000	4,650,000
Trust G92-040, Class ZC
7.000%, due 07/25/22	61,889	68,333
Trust G94-006, Class PJ
8.000%, due 05/17/24	78,551	86,602
GNMA REMIC, Trust 2000-009, Class FH
0.745%, due 02/16/30(3)	63,868	63,969
Greenwich Capital Acceptance, Inc., Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.744%, due 12/26/36(3),(4)	4,529,015	3,983,098
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.564%, due 02/25/35(3)	1,409,212	901,673
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.744%, due 06/27/37(3),(4)	5,106,475	4,011,235
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.620%, due 07/15/19(3),(4)	9,610,369	7,764,876
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378%, due 08/12/48	2,500,000	1,964,317
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
3.382%, due 12/25/34(3)	1,453,457	1,422,405
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.900%, due 10/25/41(3),(4)	1,474,416	1,371,207
Series 2007-FF1, Class A
0.890%, due 02/25/42(3),(4)	1,783,978	1,659,099
Series 2007-FF3, Class A
0.900%, due 05/25/42(3),(4)	6,812,041	6,335,198
Sequoia Mortgage Trust, Series 5, Class A
0.595%, due 10/19/26(3)	633,104	481,788
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	113,507	117,045
Structured ARM Loan, Series 2007-4, Class 1A2
0.464%, due 05/25/37	699,688	371,051
Structured Asset Mortgage Investments Inc.,
Series 2006-AR3, Class 11A1
0.454%, due 04/25/36(3)	2,202,690	1,123,616

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2007-AR5, Class A2
0.794%, due 09/25/47(3)	11,470,601	3,160,025
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.833%, due 09/25/33(3)	4,927,910	4,582,232
Series 2003-AR9, Class 2A
2.882%, due 09/25/33(3)	1,182,873	1,100,656
Washington Mutual, Series 2003-R1, Class A1
0.783%, due 12/25/27(3)	1,509,813	1,170,654
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	7,275,861	6,418,674
Total collateralized mortgage obligations (cost—$102,002,301)		91,890,584

Asset-backed securities—3.49%
American Express Credit Account Master Trust, Series 2008-3, Class A
1.195%, due 08/15/12(3)	5,000,000	5,005,479
Bank of America Credit Card Trust, Series 2008-A5, Class A5
1.445%, due 12/16/13(3)	2,730,000	2,752,639
Citibank Omni Master Trust, Series 2007-A9A, Class A9
1.346%, due 12/23/13(3),(4)	5,400,000	5,397,588
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.494%, due 04/25/36(3)	1,586,214	1,247,940
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.994%, due 08/25/40(3),(4)	372,437	209,069
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
1.145%, due 01/15/11(3)	2,045,481	2,047,960
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	62,884	58,050
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.684%, due 08/25/33(3)	511,063	341,694
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
0.324%, due 06/25/37(3)	4,212,773	3,692,502
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.924%, due 01/25/34(3)	57,784	30,422
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
0.484%, due 10/25/35(3)	344,206	333,399
Total asset-backed securities (cost—$22,196,632)		21,116,742

Stripped mortgage-backed securities—0.05%
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23(5),(6)	237,368	42,705

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series 2136, Class GD
7.000%, due 03/15/29(5),(6)	17,390	3,317
Series 2178, Class PI
7.500%, due 08/15/29(5),(6)	97,399	17,163
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.587%, due 10/03/15(4),(5),(7)	36,696,733	224,360
Total stripped mortgage-backed securities (cost—$270,661)		287,545

Corporate note—0.28%
Multi-line insurance—0.28%
American International Group
8.250%, due 08/15/18 (cost—$1,377,820)	2,000,000	1,704,538

Short-term US government agency obligation—0.18%
FNMA*
0.178%, due 11/12/09(8) (cost—$1,099,963)	1,100,000	1,099,963

Time deposit—0.27%
Banking-non-US
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$1,656,000)	1,656,000	1,656,000
Total investments before investments sold short (cost—$774,993,750)—127.87%		773,862,768

Investments sold short—(30.46)%
FHLMC TBA*
4.000%, TBA	(6,400,000)	(6,307,500)
FNMA TBA*
4.000%, TBA	(87,000,000)	(85,830,894)
4.500%, TBA	(2,500,000)	(2,530,470)
5.000%, TBA	(20,300,000)	(21,097,209)
5.500%, TBA	(6,300,000)	(6,605,159)
6.000%, TBA	(19,400,000)	(20,586,197)
GNMA TBA
4.000%, TBA	(28,000,000)	(27,588,736)
6.500%, TBA	(13,000,000)	(13,820,625)
Total investments sold short (proceeds—$184,581,765)—(30.46)%		(184,366,790)
Other assets in excess of liabilities—2.59%		15,685,227
Net assets—100.00%		605,181,205

Aggregate cost for federal income tax purposes before investments sold short, which was substaintially the same for book purposes, was $774,993,750; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,773,213
Gross unrealized depreciation	(12,904,195)
Net unrealized depreciation	$(1,130,982)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Entire amount pledged as collateral for investments sold short.
(2)	Step-up bond that converts to the noted fixed rate at a designated future date.
(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.02% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(6)	Illiquid security. These securities represent 0.12% of net assets as of October 31, 2009.
(7)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009.
(8)	Rate shown is the discount rate at date of purchase.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2009.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written options(6)

			Pay/
Number of			receive
contracts			floating	Expiration	Premiums	Current	Unrealized
(000)	Call options written	Counterparty	rate	dates	received ($)	value ($)	appreciation ($)
12,000	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 3.000%	Royal Bank of Scotland PLC	Receive	11/23/09	76,168	3,090	73,078
13,700	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 3.000%	Morgan Stanley Capital Services, Inc.	Receive	11/23/09	50,005	3,528	46,477
16,200	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 3.000%	Deutsche Bank AG	Receive	11/23/09	70,664	4,171	66,493
					196,837	10,789	186,048

	Put options written
14,000	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 4.000%	Barclays Bank PLC	Receive	11/23/09	76,878	3,218	73,660
14,400	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 4.250%	Royal Bank of Scotland PLC	Receive	12/29/09	88,110	88,110	0
11,200	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 4.350%	Barclays Bank PLC	Receive	11/23/09	68,115	5,017	63,098
40,000	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 5.500%	Morgan Stanley Capital Services, Inc.	Receive	08/31/10	442,800	184,564	258,236
2,600	USD 3 Month LIBOR(9) Interest Rate Swap, strike @ 6.000%	Morgan Stanley Capital Services, Inc.	Receive	08/31/10	21,190	20,183	1,007
					697,093	301,092	396,001
					893,930	311,881	582,049

(9)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2009 was 0.281%.
LIBOR	London Interbank Offered Rate

Written option activity for the three months ended October 31, 2009 was as follows:

	Number of
	contracts		Premiums
	(000)		received ($)
Options outstanding at July 31, 2009	0	(10)	25,587
Options written	124,100		893,930
Options terminated in closing purchase transactions	0	(10)	(25,587)
Options outstanding at October 31, 2009	124,100		893,930

(10)	Amount represents less than 500 contracts.

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Credit default swaps on credit indices - buy protection(11)

				Rate type						Unrealized
	Notional		Termination	Payments made by		Payments received by		Upfront payments		appreciation/
Counterparty	amount (000)		dates	the Portfolio		the Portfolio		made ($)	Value ($)	(depreciation) ($)
Citibank NA	USD	2,000	02/17/51	0.350	(12)	0.000	(13)	(380,000)	437,500	57,500	(6)
Credit Suisse International	USD	1,000	02/17/51	0.350	(12)	0.000	(13)	(206,875)	218,750	11,875	(6)
Deutsche Bank AG	USD	3,850	02/17/51	0.350	(12)	0.000	(13)	(1,350,937)	858,550	(492,387)
Morgan Stanley Capital Services Inc.	USD	9,000	02/17/51	0.350	(12)	0.000	(13)	(946,875)	1,093,750	146,875
								(2,884,687)	2,608,550	(276,137)

(11)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(12)	Payments are based on the notional amount.
(13)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CMBX.NA.AAA Index.
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligation	—	713,453	—	713,453
Government national mortgage association certificates	—	120,657,307	—	120,657,307
Federal home loan mortgage corporation certificates	—	149,051,236	—	149,051,236
Federal housing administration certificates	—	—	1,413,996	1,413,996
Federal national mortgage association certificates	—	384,271,404	—	384,271,404
Collateralized mortgage obligations	—	86,573,873	5,316,711	91,890,584
Asset-backed securities	—	21,116,742	—	21,116,742
Stripped mortgage-backed securities	—	287,545	—	287,545
Corporate note	—	1,704,538	—	1,704,538
Short-term US government agency obligation	—	1,099,963	—	1,099,963
Time deposit	—	1,656,000	—	1,656,000
Federal home loan mortgage corporation, federal national mortgage association and government national mortgage association certificates sold short	—	(184,366,790)	—	(184,366,790)
Other financial instruments, net(14)	—	305,912	—	305,912
Total	—	583,071,183	6,730,707	589,801,890

(14)	Other financial instruments include written options and open swap contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,434,238	4,550,000	5,984,238
Net purchases/(sales)	(41,950)	—	(41,950)
Accrued discounts/(premiums)	(168)	—	(168)
Total realized gain/(loss)	—	—	—
Total unrealized appreciation/(depreciation)	21,876	98,079	119,955
Net transfers in/(out) of Level 3	—	668,632	668,632
Ending balance	1,413,996	5,316,711	6,730,707

The change in unrealized appreciation/(depreciation) relating to the Level 3 investments held at October 31, 2009 was $121,876.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
US government obligations—24.03%
US Treasury Bonds
4.500%, due 08/15/39	1,100,000	1,149,157
7.250%, due 05/15/16	2,040,000	2,572,314
8.000%, due 11/15/21	7,700,000	10,848,576
8.125%, due 05/15/21	8,200,000	11,588,904
8.750%, due 08/15/20(2)	4,800,000	7,000,502
US Treasury Notes
2.375%, due 09/30/14	14,805,000	14,863,924
3.625%, due 08/15/19(3)	53,855,000	54,890,039
Total US government obligations (cost—$102,887,782)		102,913,416

Federal farm credit bank certificate—1.41%
FFCB
2.625%, due 04/17/14 (cost—$5,987,985)	6,000,000	6,029,310

Federal home loan bank certificates—1.37%
FHLB
5.530%, due 11/03/14(2)	3,740,000	3,788,605
5.625%, due 06/13/16	2,085,000	2,104,799
Total federal home loan bank certificates (cost—$5,776,509)		5,893,404

Federal home loan mortgage corporation certificates*—2.73%
FHLMC
1.750%, due 06/15/12	1,500,000	1,512,369
5.000%, due 03/01/21(4)	112,206	118,991
5.000%, due 04/01/21(4)	1,793,581	1,902,364
5.000%, due 05/01/21(4)	113,316	120,169
5.000%, due 02/01/22(4)	1,101,100	1,167,688
5.000%, due 04/01/22(4)	1,096,623	1,162,940
5.500%, due 11/01/38(4)	5,400,000	5,691,721
Total federal home loan mortgage corporation certificates (cost—$11,412,882)		11,676,242

Federal national mortgage association certificates*—15.51%
FNMA
2.750%, due 02/05/14	3,650,000	3,712,999
4.500%, due 04/01/39	29,517	29,919
4.500%, due 06/01/39	429,657	435,505
4.500%, due 07/01/39(4)	6,363,179	6,449,780
4.500%, due 08/01/39(4)	3,138,025	3,180,734
4.500%, due 09/01/39	2,568,006	2,602,957
4.625%, due 05/01/13	845,000	891,982
5.000%, due 01/01/23(4)	2,430,539	2,566,091
5.000%, due 02/01/24	5,772,255	6,094,177
5.250%, due 08/01/12	1,460,000	1,561,470
5.250%, due 09/15/16(3)	3,260,000	3,651,275
6.000%, due 03/01/34(4)	7,432,103	7,964,363
6.000%, due 04/01/35(4)	3,913,795	4,201,425
6.000%, due 11/01/37(4)	3,600,436	3,832,408
FNMA TBA
5.000%, TBA	5,400,000	5,573,815
5.500%, TBA	13,000,000	13,682,500
Total federal national mortgage association certificates (cost—$65,627,490)		66,431,400

Collateralized mortgage obligations—18.08%
Banc of America Commercial Mortgage, Inc.,
Series 2001-1, Class A2
6.503%, due 04/15/36	1,519,749	1,569,974
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,270,924

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
0.984%, due 11/25/34(5)	554,484	385,517
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.636%, due 07/25/34	1,295,272	1,170,615
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,413,436
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2
7.198%, due 01/15/32	267,236	267,060
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3
5.090%, due 07/10/37	1,280,000	1,289,660
Series 2005-C6, Class A2
4.999%, due 06/10/44	1,426,951	1,433,703
Countrywide Home Loans, Series 2006-0A5, Class 2A1
0.444%, due 04/25/46(5)	519,517	255,035
CWCapital COBALT, Series 2007-C3, Class A4
5.820%, due 06/25/17(5)	840,000	746,016
FHLMC REMIC,*
Trust 2626, Class NA
5.000%, due 06/15/23	1,142,189	1,166,800
Trust 2964, Class NA
5.500%, due 02/15/26	492,648	501,386
Trust 3154, Class PJ
5.500%, due 03/15/27	1,213,249	1,249,436
Trust 3159, Class TA
5.500%, due 11/15/26	994,073	1,024,098
Trust 3162, Class OA
6.000%, due 10/15/26	1,149,826	1,185,845
Trust 3184, Class LA
6.000%, due 03/15/28	1,175,227	1,213,201
Trust 3303, Class PA
5.500%, due 01/15/22	2,400,410	2,449,355
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	1,792,082	1,420,785
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	3,016,208	3,136,416
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,767,439	2,906,347
FNMA REMIC,*
Trust 2004-25, Class PA
5.500%, due 10/25/30	887,306	910,557
Trust 2004-36, Class BS
5.500%, due 11/25/30	663,800	682,871
Trust 2005-47, Class PA
5.500%, due 09/25/24	149,088	149,344
Trust 2005-88, Class PA
5.000%, due 09/25/24	769,843	776,612
Trust 2005-97, Class HM
5.000%, due 01/25/26	1,561,415	1,593,471

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,557,353	1,674,756
Trust 2005-118, Class MC
6.000%, due 01/25/32	1,664,578	1,713,272
Trust 2005-118, Class WA
6.000%, due 10/25/33	1,710,802	1,761,404
Trust 2006-26, Class QA
5.500%, due 06/25/26	866,157	891,539
Trust 2006-62, Class TA
5.500%, due 06/25/28	364,570	377,374
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,716,560	2,811,301
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,361,491	2,444,253
Series 2004-C3, Class A3
4.207%, due 12/10/41	1,004,247	1,007,280
Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%, due 07/10/39	700,000	690,956
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,334,995
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39(6)	2,336,029	2,254,425
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,105,738
Series 2005-LDP4, Class A2
4.790%, due 10/15/42	3,071,659	3,079,347
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	357,323
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	286,209	263,581
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	237,800	217,067
Morgan Stanley Capital I,
Series 2005-HQ6, Class A2A
4.882%, due 08/13/42	2,600,000	2,603,538
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	2,955,596
Series 2007-IQ14, Class A4
5.692%, due 04/15/49	2,000,000	1,694,852
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	738,431	767,916
Structured ARM Loan Trust, Series 2004-13, Class A2
0.544%, due 09/25/34	229,535	155,934
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31(6)	680,908	595,517
Series 2004-6, Class 4A1 ARM
4.842%, due 06/25/34	2,811,769	2,669,864
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.665%, due 08/15/39(5)	2,527,922	2,626,282
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A2
4.782%, due 03/15/42	3,000,673	3,004,966

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2005-C21, Class A3
5.384%, due 10/15/44(5)	1,215,000	1,224,690
Series 2006-C28, Class A4
5.572%, due 10/15/48	1,385,000	1,341,870
WaMu Mortgage Pass Through Certificates,
Series 2007-0A4, Class 1A
1.671%, due 05/25/47(5)	616,579	338,365
Series 2007-0A5, Class 1A
1.507%, due 06/25/47(5)	540,606	300,648
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(6)	1,032,240	1,049,874
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4
5.779%, due 04/25/36(5)	1,200,000	932,488
Total collateralized mortgage obligations (cost—$78,339,246)		77,415,475

Asset-backed securities—6.07%
American Express Issuance Trust, Series 2008-2, Class A
4.020%, due 01/18/11	3,425,000	3,452,188
Bank of America Auto Trust, Series 2009-2A, Class A2
1.160%, due 02/15/12(6)	2,790,000	2,797,207
Chase Issuance Trust, Series 2009-A7, Class A7
0.695%, due 09/17/12(5)	4,045,000	4,051,459
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A
0.354%, due 03/25/37(5)	409,497	308,043
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
0.434%, due 06/25/36(5),(7)	1,050,734	801,437
Lehman XS Trust, Series 2005-6, Class 1A1
0.504%, due 11/25/35(5)	585,705	309,252
Nissan Auto Receivables Owner Trust, Series 2006-C, Class A4
5.450%, due 06/15/12	2,357,548	2,416,493
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.032%, due 01/25/28(5)	3,300,000	3,211,832
Series 2008-5, Class A2
1.382%, due 10/25/16(5)	4,330,000	4,400,065
Series 2008-5, Class A3
1.582%, due 01/25/18(5)	1,100,000	1,131,499
Series 2008-5, Class A4
1.982%, due 07/25/23(5)	2,950,000	3,106,138
Total asset-backed securities (cost—$26,086,084)		25,985,613

Corporate notes—39.30%
Airlines—0.09%
Continental Airlines, Inc.
6.545%, due 02/02/19	382,897	365,667

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Automotive—0.52%
DaimlerChrysler N.A. Holding
4.875%, due 06/15/10	800,000	814,718
5.750%, due 09/08/11	1,150,000	1,215,708
6.500%, due 11/15/13	200,000	217,740
		2,248,166
Banking-non-US—1.91%
Achmea Hypotheekbank N.V.
3.200%, due 11/03/14(6)	1,605,000	1,618,616
Barclays Bank PLC
7.434%, due 12/15/17(6),(8),(9)	850,000	782,000
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,676,020
Eksportfinans A/S
5.500%, due 05/25/16	1,275,000	1,377,695
Landwirtschaftliche Rentenbank
4.125%, due 07/15/13	145,000	154,542
Landwirtschaftliche Rentenbank MTN
4.000%, due 02/02/15	290,000	301,812
4.375%, due 01/15/13	320,000	339,812
5.250%, due 07/02/12	500,000	545,569
Royal Bank of Scotland PLC
2.625%, due 05/11/12(6)	380,000	388,434
		8,184,500
Banking-US—4.33%
Bank of America Corp.
5.750%, due 12/01/17	2,775,000	2,821,642
Citibank N.A.
1.375%, due 08/10/11(3)	6,400,000	6,442,951
1.750%, due 12/28/12	2,790,000	2,784,428
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(6)	1,300,000	1,256,658
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	1,937,794
6.000%, due 10/01/17	1,450,000	1,544,441
State Street Capital Trust
8.250%, due 03/15/11(8),(9)	1,725,000	1,739,887
		18,527,801
Beverages—1.49%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, due 10/15/12(6)	4,175,000	4,211,139
Bottling Group LLC
6.950%, due 03/15/14	650,000	756,568
Coca-Cola Enterprises, Inc.
3.750%, due 03/01/12	1,365,000	1,427,401
		6,395,108
Consumer products—0.10%
Xstrata Finance Canada
5.800%, due 11/15/16(6)	415,000	411,643

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Diversified financial services—4.04%
EnCana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	490,739
General Electric Capital Corp.
2.125%, due 12/21/12(3)	4,720,000	4,776,937
5.000%, due 11/15/11	1,696,000	1,802,314
6.375%, due 11/15/67(3),(5)	855,000	741,713
General Electric Capital Corp. MTN
0.404%, due 04/10/12(5)	2,850,000	2,766,393
2.000%, due 09/28/12(3)	2,200,000	2,219,639
5.000%, due 12/01/10	2,160,000	2,244,175
General Electric Capital Corp., Series G
2.250%, due 03/12/12(3)	2,200,000	2,243,063
		17,284,973
Diversified manufacturing—0.24%
Honeywell International, Inc.
3.875%, due 02/15/14	295,000	307,821
ITT Corp.
4.900%, due 05/01/14	695,000	736,896
		1,044,717
Electric utilities—0.23%
Scottish Power Ltd.
4.910%, due 03/15/10	950,000	964,356

Electric-integrated—2.37%
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,878,548
EDP Finance BV
5.375%, due 11/02/12(6)	5,300,000	5,719,474
Pacificorp
5.500%, due 01/15/19	1,400,000	1,516,238
Progress Energy Carolina
5.300%, due 01/15/19	975,000	1,048,971
		10,163,231
Energy—0.40%
Florida Power Corp.
4.800%, due 03/01/13	340,000	361,556
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,362,869
		1,724,425
Financial services—4.89%
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,747,362
Citigroup, Inc.
2.125%, due 04/30/12	3,865,000	3,939,042
Credit Suisse Guernsey
5.860%, due 05/15/17(8),(9)	2,290,000	1,889,250

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	2,530,000	2,706,870
JPMorgan Chase & Co.
7.900%, due 04/30/18(8),(9)	1,415,000	1,422,825
JPMorgan Chase Capital XXV
6.800%, due 10/01/37	600,000	589,938
Lehman Brothers Holdings, Inc. MTN
6.750%, due 12/28/17(10),(11),(12)	1,375,000	0
Morgan Stanley
0.534%, due 01/09/12(5)	4,595,000	4,500,559
6.750%, due 04/15/11(3)	250,000	266,270
Morgan Stanley MTN
5.550%, due 04/27/17	305,000	306,968
5.625%, due 09/23/19	1,200,000	1,207,535
6.250%, due 08/28/17	740,000	776,058
SLM Corp.
0.023%, due 01/31/14(5)	1,700,000	1,240,184
State Street Corp.
7.650%, due 06/15/10	345,000	358,205
		20,951,066
Food products—0.81%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	619,513
6.500%, due 08/11/17	2,625,000	2,842,880
		3,462,393
Insurance—2.05%
Chubb Corp.
6.375%, due 03/29/67(5)	425,000	385,688
Metropolitan Life Global Funding I
2.875%, due 09/17/12(6)	2,050,000	2,057,214
5.125%, due 04/10/13(6)	1,850,000	1,958,996
Pricoa Global Funding I
5.400%, due 10/18/12(6)	2,175,000	2,285,003
Progressive Corp.
6.700%, due 06/15/37(5)	735,000	643,821
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	1,025,624
Travelers Cos., Inc.
6.250%, due 03/15/37(5)	450,000	405,000
		8,761,346
Media—1.30%
Comcast Corp.
5.450%, due 11/15/10	1,525,000	1,591,161
5.900%, due 03/15/16	550,000	589,902
News America Holdings
8.500%, due 02/23/25	200,000	235,739
9.500%, due 07/15/24	225,000	272,714
Rogers Communications
6.250%, due 06/15/13	825,000	900,210

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Media—(concluded)
Time Warner Cable, Inc.
5.850%, due 05/01/17	810,000	851,444
Time Warner, Inc.
6.875%, due 05/01/12	685,000	753,466
7.570%, due 02/01/24	350,000	384,531
		5,579,167
Medical providers—0.77%
Roche Holdings, Inc.
2.393%, due 02/25/11(5),(6)	395,000	405,076
5.000%, due 03/01/14(6)	1,750,000	1,895,337
WellPoint, Inc.
5.000%, due 01/15/11	950,000	984,314
		3,284,727
Multi-line insurance—0.21%
MetLife, Inc.
7.717%, due 02/15/19	750,000	888,103

Oil & gas—1.06%
Cenovus Energy, Inc.
6.750%, due 11/15/39(6)	965,000	1,054,279
ConocoPhillips Co.
4.600%, due 01/15/15	2,025,000	2,172,264
8.750%, due 05/25/10	1,250,000	1,307,942
		4,534,485
Oil refining—0.09%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	404,058

Oil services—1.17%
Halliburton Co.
5.500%, due 10/15/10	850,000	886,916
Petrobras International Finance Co.
5.750%, due 01/20/20	2,215,000	2,213,893
Shell International Finance BV
4.000%, due 03/21/14	1,825,000	1,917,805
		5,018,614
Pharmaceuticals—1.70%
Abbott Laboratories
5.600%, due 05/15/11	535,000	571,502
Eli Lilly & Co.
3.550%, due 03/06/12	810,000	848,080
GlaxoSmithKline Capital, Inc.
4.850%, due 05/15/13	1,075,000	1,159,306
Merck & Co., Inc.
4.000%, due 06/30/15	1,325,000	1,388,540
Pfizer, Inc.
5.350%, due 03/15/15(3)	2,645,000	2,920,387

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Schering-Plough Corp.
5.550%, due 12/01/13(5)	340,000	373,851
		7,261,666
Pipelines—0.13%
Enterprise Products Operating LLC
6.125%, due 10/15/39	550,000	551,104

Real estate investment trusts—0.23%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	148,000	158,186
ERP Operating LP
6.625%, due 03/15/12	780,000	837,980
		996,166
Retail—0.47%
CVS Caremark Corp.
0.661%, due 06/01/10(5)	2,025,000	2,024,500

Software—0.48%
Oracle Corp.
4.950%, due 04/15/13(3)	250,000	270,718
Oracle Corp./Ozark Holdings
5.000%, due 01/15/11	1,700,000	1,779,844
		2,050,562
Special purpose entity—0.61%
AEP Texas Central Transition, Series A-4
5.170%, due 01/01/20	425,000	466,976
BAE Systems Holdings, Inc.
5.200%, due 08/15/15(6)	330,000	343,893
Goldman Sachs Capital II
5.793%, due 06/01/12(8),(9)	450,000	334,687
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,487,475
		2,633,031
Telecommunications—3.89%
AT&T Broadband Corp.
8.375%, due 03/15/13	1,585,000	1,842,375
Cox Communications, Inc.
7.125%, due 10/01/12	350,000	392,764
7.750%, due 11/01/10	110,000	115,829
8.375%, due 03/01/39(6)	850,000	1,019,034
SBC Communications, Inc.
5.875%, due 02/01/12	95,000	102,807
TCI Communications, Inc.
7.875%, due 08/01/13	100,000	113,597
8.750%, due 08/01/15	50,000	59,614
Telecom Italia Capital
5.250%, due 11/15/13	1,665,000	1,751,935
5.250%, due 10/01/15	205,000	212,471
6.200%, due 07/18/11	1,750,000	1,861,888

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(concluded)
Telecommunications—(concluded)
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000		1,007,976
5.984%, due 06/20/11	1,500,000		1,596,422
6.421%, due 06/20/16	950,000		1,053,981
Telefonica Europe BV
7.750%, due 09/15/10	235,000		248,182
Verizon Communications
6.350%, due 04/01/19(3)	775,000		859,966
8.750%, due 11/01/18	1,800,000		2,248,130
Verizon New Jersey, Inc.
5.875%, due 01/17/12	2,030,000		2,180,346
			16,667,317
Telephone-integrated—0.58%
AT&T, Inc.
5.800%, due 02/15/19	2,300,000		2,462,962

Tobacco—0.31%
Philip Morris International, Inc.
5.650%, due 05/16/18	1,250,000		1,344,489

Utilities—1.14%
Dominion Resources, Inc.
5.125%, due 12/15/09	650,000		652,913
Nisource Finance Corp.
0.977%, due 11/23/09(5)	950,000		949,720
7.875%, due 11/15/10	1,075,000		1,132,508
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000		2,144,738
			4,879,879
Wireless telecommunications—1.69%
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11(6)	3,930,000		4,062,582
Vodafone Group PLC
4.150%, due 06/10/14	2,150,000		2,223,724
7.750%, due 02/15/10	920,000		938,288
			7,224,594
Total corporate notes (cost—$164,040,111)			168,294,816

Non-US government obligations—3.30%
Bundesrepublik Deutschland
4.750%, due 07/04/40	EUR	3,700,000	6,171,213
Canadian Government Bond
3.750%, due 06/01/19	CAD	5,460,000	5,180,705
Japan Finance Corp.
2.000%, due 06/24/11	1,120,000		1,137,496
Province of Ontario
4.100%, due 06/16/14	1,565,000		1,654,653
Total non-US government obligations (cost—$14,451,624)			14,144,067

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Time deposit —5.28%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$22,618,000)	22,618,000	22,618,000

	Number of shares
Investment of cash collateral from securities loaned—7.40%
Money market fund—7.40%
UBS Private Money Market Fund LLC(13) (cost—$31,697,220)	31,697,220	31,697,220
Total investments before investments sold short (cost—$528,924,933)(14) —124.48%		533,098,963

	Face amount(1)
Investments sold short—(8.53)%
FHLMC TBA*
5.000%, TBA	(4,100,000)	(4,326,779)
5.500%, TBA	(5,400,000)	(5,683,500)
FNMA TBA*
4.500%, TBA	(9,100,000)	(9,210,911)
5.000%, TBA	(2,000,000)	(2,106,876)
6.000%, TBA	(14,300,000)	(15,189,288)
Total investments sold short (proceeds—$36,391,500)—(8.53)%		(36,517,354)
Liabilities in excess of other assets—(15.96)%		(68,338,002)
Net assets—100.00%		428,243,607

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $528,924,933; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,876,261
Gross unrealized depreciation	(5,702,231)
Net unrealized appreciation	$4,174,030

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	In US Dollars unless otherwise indicated.
(2)	Partial amount delivered to broker as collateral for futures transactions.
(3)	Security, or portion thereof, was on loan at October 31, 2009.
(4)	Entire amount pledged as collateral for investments sold short.
(5)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.45% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Step-up bond that converts to the noted fixed rate at a designated future date.
(8)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009, and resets at the next call date.
(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Bond interest in default.
(11)	Illiquid security representing 0.00% of net assets as of October 31, 2009.
(12)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(13)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/2009 ($)
UBS Private Money Market Fund LLC	7,903,377	207,732,791	183,938,948	31,697,220	6,172

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – October 31, 2009 (unaudited)

(14)	Includes $31,209,224 of investments in securities on loan, at value.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2009.
CAD	Canadian Dollar
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation)($)
392	USD	US Treasury Note 5 Year Futures	December 2009	45,549,457	45,649,625	100,168

		Sale contracts		Proceeds ($)
279	USD	US Treasury Note 2 Year Futures	December 2009	60,503,277	60,713,016	(209,739)
345	USD	US Treasury Note 10 Year Futures	December 2009	40,711,359	40,920,234	(208,875)
				101,214,636	101,633,250	(418,614)
						(318,446)

Forward foreign currency contracts

	Contracts to	In		Mautrity	Unrealized
	deliver	exchange for		dates	appreciation ($)
Canadian Dollar	5,659,500	USD	5,446,933	01/27/10	216,352
Euro	4,350,000	USD	6,434,455	11/18/09	32,991
					249,343

Currency type abbreviation:
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)(15)	Total ($)
US government obligations	—	102,913,416	—	102,913,416
Federal farm credit bank certificate	—	6,029,310	—	6,029,310
Federal home loan bank certificates	—	5,893,404	—	5,893,404
Federal home loan mortgage corporation certificates	—	11,676,242	—	11,676,242
Federal national mortgage association certificates	—	66,431,400	—	66,431,400
Collateralized mortgage obligations	—	77,415,475	—	77,415,475
Asset-backed securities	—	25,985,613	—	25,985,613
Corporate notes	—	168,294,816	0	168,294,816
Non-US government obligations	—	14,144,067	—	14,144,067
Time deposit	—	22,618,000	—	22,618,000
Investment of cash collateral from securities loaned	—	31,697,220	—	31,697,220
Federal home loan mortgage corporation and federal national mortgage association certificates sold short	—	(36,517,354)	—	(36,517,354)
Other financial instruments, net(16)	(318,446)	249,343	—	(69,103)
Total	(318,446)	496,830,952	0	496,512,506

(15)   Security categorized as Level 3 has a value of $0.

(16)   Other financial instruments include open futures contracts and forward foreign currency contracts.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

Corporate note ($)
Beginning balance	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	20
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	(158)
Net transfers in/(out) of Level 3	138
Ending balance	0

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	85.9
Cayman Islands	4.7
Germany	1.9
Canada	1.9
Netherlands	1.8
United Kingdom	1.3
Luxembourg	0.7
Spain	0.7
Switzerland	0.4
Norway	0.3
Ireland	0.2
Japan	0.2
100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
US government obligations—23.42%
US Treasury Bonds
7.250%, due 08/15/22	14,500,000	19,450,387
US Treasury Notes
0.875%, due 04/30/11(2)	1,958,000	1,966,108
0.875%, due 05/31/11(2)	22,000	22,085
2.250%, due 05/31/14(2),(3)	11,200,000	11,248,127
2.375%, due 08/31/14	5,500,000	5,527,929
2.625%, due 07/31/14(3)	3,000,000	3,053,907
3.000%, due 08/31/16	111,000,000	111,485,625
3.500%, due 02/15/18	3,000,000	3,057,423
3.625%, due 08/15/19	1,910,000	1,946,708
4.000%, due 08/15/18	4,300,000	4,522,056
Total US government obligations (cost—$161,004,656)		162,280,355

Government national mortgage association certificates—0.04%
GNMA
8.000%, due 06/15/17	49,656	54,370
8.000%, due 07/15/17	39,825	44,078
8.000%, due 09/15/17	29,524	31,966
8.000%, due 11/15/17	64,328	70,574
GNMA II ARM
4.125%, due 11/20/23	8,859	8,988
4.375%, due 01/20/26	18,943	19,377
4.375%, due 05/20/26	34,375	35,135
4.625%, due 07/20/25	10,760	11,084
Total government national mortgage association certificates (cost—$269,040)		275,572

Federal home loan mortgage corporation certificates*—0.32%
FHLMC
5.500%, due 12/01/38	275,523	290,408
7.645%, due 05/01/25	1,402,170	1,502,075
FHLMC ARM
5.700%, due 03/01/36	438,305	464,331
Total federal home loan mortgage corporation certificates (cost—$2,134,363)		2,256,814

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	55,419	55,419
FHA Reilly
7.430%, due 10/01/20	14,729	14,729
Total federal housing administration certificates (cost—$74,927)		70,148

Federal national mortgage association certificates*—6.37%
FNMA
5.396%, due 11/01/34	11,848,873	12,256,312
5.500%, due 03/01/37(4)	1,227,851	1,294,443
5.500%, due 08/01/37(4)	4,982,232	5,252,443
5.500%, due 12/01/37(4)	4,628,749	4,879,789
5.500%, due 01/01/38(4)	482,175	508,326
5.500%, due 02/01/38(4)	316,294	333,448
6.000%, due 07/01/36(4)	62,223	66,290
6.000%, due 10/01/36(4)	96,057	102,335
6.000%, due 07/01/37(4)	794,264	845,438
6.000%, due 08/01/37(4)	493,765	525,577
6.000%, due 09/01/37(4)	24,465	26,041
6.000%, due 10/01/37(4)	467,500	497,620
6.000%, due 02/01/38(4)	884,356	940,643
6.000%, due 05/01/38(4)	1,770,199	1,882,869

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 06/01/38(4)	489,982	521,169
6.000%, due 08/01/38(4)	3,396,009	3,612,157
6.970%, due 12/01/09	3,481,187	3,488,770
FNMA ARM
2.301%, due 08/01/40	255,792	256,391
3.482%, due 04/01/27	40,453	41,115
3.580%, due 05/01/27	58,427	59,157
4.686%, due 05/01/30	127,594	129,550
5.158%, due 10/01/35	508,413	529,971
5.210%, due 09/01/35	410,755	429,364
5.379%, due 11/01/35	587,114	619,432
5.395%, due 01/01/36	607,324	644,060
5.528%, due 03/01/36	394,318	416,035
5.542%, due 01/01/36	393,486	411,651
5.588%, due 02/01/36	775,055	818,575
5.618%, due 03/01/36	469,312	493,526
5.624%, due 12/01/35	511,670	541,514
5.704%, due 03/01/36	583,958	618,135
5.759%, due 03/01/36	659,358	699,216
5.925%, due 06/01/36	242,704	257,194
FNMA ARM COFI
4.683%, due 11/01/26	141,205	139,264
Total federal national mortgage association certificates (cost—$43,217,235)		44,137,820

Collateralized mortgage obligations—29.85%
ARM Trust, Series 2005-5, Class 2A1
5.151%, due 09/25/35	539,648	397,543
Banc of America Funding Corp., Series 2005-D, Class A1
3.442%, due 05/25/35(5)	4,689,324	4,589,354
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
4.579%, due 07/20/32(5)	9,520	8,711
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.487%, due 09/25/36(5)	1,850,688	1,247,620
Series 2006-1, Class 21A2
5.714%, due 02/25/36(5)	1,889,605	1,079,247
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.531%, due 08/25/33	1,015,927	963,336
Series 2004-9, Class 22A1
4.342%, due 11/25/34	90,393	88,497
Series 2005-5, Class A2
4.550%, due 08/25/35	4,968,601	4,415,935
Series 2005-9, Class A1
4.625%, due 10/25/35	2,143,947	1,916,952
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
0.355%, due 03/15/19(5),(6)	3,887,137	3,255,184
Bear Stearns,
Series 2003-1, Class 5A1
5.432%, due 04/25/33(5)	63,806	61,220
Series 2003-1, Class 6A1
5.118%, due 04/25/33(5)	143,001	129,507
Series 2003-3, Class 1A
3.615%, due 10/25/33(5)	68,425	61,420
Series 2004-3, Class 1A2
4.174%, due 07/25/34(5)	655,149	586,932

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-6, Class 2A1
3.756%, due 09/25/34(5)	2,853,084	2,606,959
Series 2004-7, Class 1A1
3.902%, due 10/25/34(5)	833,580	649,574
Series 2004-9, Class 2A1
3.657%, due 09/25/34(5)	1,217,677	832,889
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	117,505	120,185
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35(5)	341,364	306,147
Series 2005-6, Class A3
4.098%, due 08/25/35(5)	69,500	61,985
Series 2005-11, Class A1A
2.780%, due 12/25/35(5)	1,319,759	1,201,405
Series 2006-AR1, Class 1A1
4.900%, due 10/25/35(5)	3,280,675	2,758,437
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	520,813	522,603
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,833,611	1,214,195
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(6)	1,605,081	1,514,294
Series 2004-12, Class 11A2
4.011%, due 08/25/34(5)	609,431	417,711
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	147,034	158,705
Series 1367, Class KA
6.500%, due 09/15/22	2,797	3,019
Series 1502, Class PXZ
7.000%, due 04/15/23	772,382	811,082
Series 1503, Class PZ
7.000%, due 05/15/23	263,604	276,028
Series 1534, Class Z
5.000%, due 06/15/23	263,976	263,964
Series 1548, Class Z
7.000%, due 07/15/23	213,717	226,840
Series 1562, Class Z
7.000%, due 07/15/23	318,277	343,540
Series 1694, Class Z
6.500%, due 03/15/24	144,472	159,503
Series 2061, Class Z
6.500%, due 06/15/28	623,692	666,667
Series 2400, Class FQ
0.745%, due 01/15/32(5)	270,694	268,953
Series 2579, Class DZ
5.000%, due 03/15/34	6,606,306	6,641,140
Series 2764, Class LZ
4.500%, due 03/15/34	2,570,055	2,421,450
Series 2764, Class ZG
5.500%, due 03/15/34	4,754,753	4,994,591
Series 2835, Class JZ
5.000%, due 08/15/34	3,623,412	3,821,597
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,514,255
Series 2983, Class TZ
6.000%, due 05/15/35	5,601,054	5,994,862

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 3149, Class CZ
6.000%, due 05/15/36	7,800,267	8,351,014
Series G23, Class KZ
6.500%, due 11/25/23	203,092	221,252
Series T-054, Class 2A
6.500%, due 02/25/43	1,152,547	1,249,289
Series T-058, Class 2A
6.500%, due 09/25/43	4,445,607	4,824,317
Series T-075, Class A1
0.644%, due 12/25/36(5)	2,933,607	2,785,552
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.372%, due 08/25/35(5)	133,649	115,003
FNMA REMIC,*
Series 1998-066, Class FG
0.544%, due 12/25/28(5)	129,969	128,613
Series 2000-034, Class F
0.694%, due 10/25/30(5)	20,355	20,200
Series 2002-080, Class A1
6.500%, due 11/25/42	2,182,521	2,368,117
Series 2003-064, Class AH
6.000%, due 07/25/33	10,226,305	11,014,770
Series 2003-106, Class US
8.709%, due 11/25/23(7),(8)	333,000	312,340
Series 2003-W8, Class 2A
7.000%, due 10/25/42	153,979	168,751
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,653,351	2,852,352
Series 2004-W8, Class 2A
6.500%, due 06/25/44	3,014,137	3,270,451
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,430,413	1,429,445
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,787,616	7,093,190
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,404,672	7,748,998
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,051,994
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	13,109	14,199
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	31,035	34,266
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	15,718	16,577
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	45,261	50,220
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	242,024	266,881
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	206,369	223,072
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	39,619	43,639
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	238,178	262,710
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	70,228
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	21,029	22,434
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	502,879	535,409

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	606,970	657,999
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	1,052,431	1,134,981
GNMA REMIC,
Trust, Series 2000-009, Class FG
0.845%, due 02/16/30(5)	169,155	168,438
Trust, Series 2002-031, Class FW
0.645%, due 06/16/31(5)	171,522	170,959
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	14,249,197	15,227,002
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	6,172,620	6,384,463
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
0.334%, due 03/06/20(5),(6)	2,070,898	1,961,915
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.936%, due 09/25/35(5)	2,584,739	2,309,935
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.142%, due 07/19/35(5)	830,978	628,640
Housing Security, Inc., Series 1992-8, Class B
4.141%, due 06/25/24(5)	318,979	319,028
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.438%, due 01/20/17(5)	401,394	401,394
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%, due 12/12/49(5)	7,900,000	7,027,723
Series 2007-8, Class A3
5.956%, due 08/12/49(5)	11,500,000	9,891,300
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.694%, due 12/25/36(5)	2,155,089	1,048,356
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	874,444	860,492
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	1,695,496
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	535,432	581,942
Series 2000-20K, Class 1
7.220%, due 11/01/20	729,291	798,872
Series 2001-P10B, Class 1
6.344%, due 08/10/11	399,492	419,178
Series 2002-20K, Class 1
5.080%, due 11/01/22	3,129,708	3,322,548
Series 2003-20I, Class 1
5.130%, due 09/01/23	558,642	593,445
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,644,783	1,737,472
Series 2004-P10A, Class 1
4.504%, due 02/10/14	3,039,066	3,132,013
Series 2005-20H, Class 1
5.110%, due 08/01/25	2,006,776	2,127,834
Series 2007-20D, Class 1
5.320%, due 04/01/27	5,698,299	6,155,272

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(concluded)
Structured ARM Loan Trust, Series 2004-8, Class 3A
3.689%, due 07/25/34	1,518,637	1,447,972
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.905%, due 09/19/32(5)	476,585	405,455
Series 2006-AR3, Class 11A1
0.454%, due 04/25/36(5)	2,290,797	1,168,561
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	2,652,390	2,137,711
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
2.158%, due 06/25/42(5)	82,465	63,372
Series 2005-AR1, Class A1A
0.564%, due 01/25/45(5)	193,574	140,602
Series 2005-AR2, Class 2A1A
0.554%, due 01/25/45(5)	235,065	169,456
Series 2006-AR7, Class 3A
2.912%, due 07/25/46(5)	3,308,884	2,185,319
Series 2006-AR9, Class 1A
1.757%, due 08/25/46(5)	2,407,152	1,356,996
Series 2006-AR9, Class 2A
2.973%, due 08/25/46(5)	1,817,757	1,038,506
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.689%, due 12/25/33(5)	1,620,517	1,622,755
Series 2004-CC, Class A1
4.936%, due 01/25/35(5)	568,636	531,593
Series 2006-AR2, Class 2A1
4.950%, due 03/25/36	3,197,439	2,735,023
Total collateralized mortgage obligations (cost—$210,762,989)		206,879,339

Asset-backed securities—3.57%
Chase Issuance Trust, Series 2008-A13, Class A13
1.799%, due 09/15/15(5)	2,200,000	2,277,641
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.344%, due 03/25/37(5)	1,145,014	1,062,221
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36(9)	789,108	389,982
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.065%, due 09/15/29(5)	60,720	32,484
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.145%, due 01/15/11(5)	116,885	117,026
Series 2008-C, Class A3
1.665%, due 06/15/12(5)	4,300,000	4,342,520
Franklin Auto Trust, Series 2008-A, Class A2
1.245%, due 10/20/11(5)	256,871	257,380
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A
0.294%, due 05/25/37(5)	58,518	58,090
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	386,434	402,428

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Asset-backed securities—(concluded)
SLC Student Loan Trust, Series 2008-2, Class A2
0.749%, due 06/15/17(5)	8,300,000	8,278,779
SLM Student Loan Trust, Series 2008-9, Class A
1.782%, due 04/25/23(5)	7,235,187	7,555,991
Total asset-backed securities (cost—$24,728,285)		24,774,542

Corporate notes—31.76%
Airlines — 0.50%
Northwest Airlines, Series 2000-1, Class G
7.150%, due 04/01/21(5)	3,972,167	3,455,786
United Air Lines, 1991 Equipment Trust
10.360%, due 11/27/12(7),(10)	231,906	626
		3,456,412
Banking-non-US — 8.72%
Bank of Scotland Group PLC
0.374%, due 12/08/10(5),(6)	200,000	195,673
Barclays Bank PLC
7.434%, due 12/15/17(6),(11),(12)	1,000,000	920,000
BNP Paribas
5.186%, due 06/29/15(6),(11),(12)	3,100,000	2,595,283
Commonwealth Bank of Australia
2.750%, due 10/15/12(6)	4,600,000	4,628,529
Credit Agricole
0.422%, due 05/28/10(5),(6)	6,800,000	6,798,490
6.637%, due 05/31/17(6),(11),(12)	900,000	711,000
Export-Import Bank of Korea
5.875%, due 01/14/15	1,000,000	1,048,944
ING Bank N.V.
3.900%, due 03/19/14(6)	2,000,000	2,088,268
Lloyds Banking Group PLC
6.657%, due 05/21/37(6),(11),(12)	2,400,000	1,560,000
National Australia Bank
0.784%, due 07/08/14(5),(6)	21,700,000	21,600,809
Resona Bank Ltd.
5.850%, due 04/15/16(6),(11),(12)	2,900,000	2,537,500
Royal Bank of Scotland Group PLC
7.640%, due 09/27/17(11),(12)	5,500,000	2,695,000
Santander Perpetual
6.671%, due 10/24/17(6),(11),(12)	6,700,000	6,113,703
Societe Financement de l’Economie Francaise
3.375%, due 05/05/14(6)	6,700,000	6,916,698
		60,409,897
Banking-US — 2.51%
Bank of America Corp.
5.750%, due 12/01/17	3,200,000	3,253,786
Bank of America N.A.
5.300%, due 03/15/17	3,500,000	3,418,926
6.100%, due 06/15/17	4,400,000	4,452,681
Credit Suisse New York MTN
5.000%, due 05/15/13	2,700,000	2,882,058

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
JPMorgan Chase Bank N.A.
0.630%, due 06/13/16(5)	400,000		372,329
US Central Federal Credit Union
1.900%, due 10/19/12	3,000,000		3,004,797
			17,384,577
Computers — 0.60%
Hewlett-Packard Co.
2.250%, due 05/27/11	4,100,000		4,179,864

Diversified financials — 8.95%
American Express Co.
6.150%, due 08/28/17	5,400,000		5,694,408
General Electric Capital Corp.
5.500%, due 09/15/67(5),(6)	EUR	5,000,000	5,813,021
5.875%, due 01/14/38	1,700,000		1,624,464
General Electric Capital Corp. MTN
0.442%, due 12/28/18(5)	800,000		648,398
0.449%, due 09/15/14(5)	2,300,000		2,104,668
0.614%, due 05/08/13(5)	1,300,000		1,228,856
0.661%, due 05/11/16(5)	500,000		446,776
1.307%, due 05/22/13(5)	3,500,000		3,395,014
Goldman Sachs Group, Inc.
0.739%, due 03/22/16(5)	1,000,000		918,362
LeasePlan Corp. N.V. MTN
3.250%, due 05/22/14	4,300,000		6,448,965
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13(10)	4,500,000		720,000
Macquarie Bank Ltd.
2.600%, due 01/20/12(6)	900,000		925,392
4.100%, due 12/17/13(6)	6,700,000		7,074,530
4.100%, due 12/17/13(7)	10,400,000		10,955,360
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	8,200,000		8,828,932
Temasek Financial I Ltd.
4.300%, due 10/25/19(6)	5,400,000		5,204,829
			62,031,975
Education — 0.52%
Stanford University
4.250%, due 05/01/16	3,500,000		3,606,085

Electric utilities — 0.27%
PSE&G Power LLC
5.000%, due 04/01/14(3)	1,800,000		1,887,673

Electric-generation — 0.99%
South Korea—0.99%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14(6)	6,278,000		6,720,731
6.250%, due 06/17/14	100,000		103,500
			6,824,231

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(continued)
Electric-integrated — 0.03%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19(6)	200,000		211,000

Financial services — 1.98%
Citigroup, Inc.
0.313%, due 12/28/09(5)	600,000		599,990
0.519%, due 05/18/11(3),(5)	700,000		686,243
2.140%, due 05/15/18(5)	900,000		788,453
General Motors Acceptance Corp. LLC
7.250%, due 03/02/11	1,300,000		1,277,340
Morgan Stanley MTN
1.134%, due 11/29/13(5)	EUR	5,900,000	8,078,795
SLM Corp.
0.499%, due 03/15/11(5)	2,600,000		2,310,061
			13,740,882
Insurance — 3.06%
American International Group
8.175%, due 05/15/38(5)	6,400,000		3,840,000
8.250%, due 08/15/18	5,700,000		4,857,933
8.625%, due 05/22/38(5)	GBP	1,600,000	1,457,429
American International Group, Inc. MTN
4.000%, due 09/20/11	1,500,000		2,009,987
Metropolitan Life Global Funding I
0.480%, due 05/17/10(5),(6)	500,000		499,064
Progressive Corp.
6.700%, due 06/15/37(5)	2,800,000		2,452,652
Prudential Financial, Inc. MTN
6.000%, due 12/01/17	6,000,000		6,078,342
			21,195,407
Media — 0.70%
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000		1,629,709
Time Warner, Inc.
5.500%, due 11/15/11	3,000,000		3,207,216
			4,836,925
Oil refining — 0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		275,397

Oil services — 1.78%
Cameron International Corp.
6.375%, due 07/15/18	8,400,000		9,015,880
El Paso Corp.
7.000%, due 06/15/17	1,700,000		1,700,612
Shell International Finance BV
4.300%, due 09/22/19	1,600,000		1,606,080
			12,322,572

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(concluded)
Paper & forest products — 0.08%
Celulosa Arauco y Constitucion SA
7.250%, due 07/29/19(3),(6)	500,000	543,135

Retail — 0.66%
Kroger Co.
6.400%, due 08/15/17	1,200,000	1,328,180
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15(3),(9)	3,100,000	3,278,250
		4,606,430
Telecommunication services — 0.14%
Verizon North, Inc.
5.634%, due 01/01/21(7),(13)	1,000,000	956,700

Tobacco — 0.23%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,617,050
Total corporate notes (cost—$224,545,335)		220,086,212

Loan assignments(5)—1.11%
Diversified financials — 0.99%
Chrysler Financial Term Loan
4.250%, due 08/03/12	6,251,264	5,977,772
First Data Corp. B2 Loan
3.033%, due 09/24/14	51,466	44,132
3.036%, due 09/24/14	930,990	798,324
		6,820,228
Raw materials/paper — 0.12%
Koch Forest Products, Inc.
2.283%, due 12/20/12	61,514	59,099
2.302%, due 12/20/12	734,232	705,413
2.464%, due 12/20/12	86,203	82,820
		847,332
Total loan assignments (cost—$7,871,750)		7,667,560

Non-US government obligation—0.85%
Federal Republic of Brazil
6.000%, due 01/17/17 (cost—$5,913,775)	5,500,000	5,885,000

Municipal bonds and notes—3.25%
Education — 1.50%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000	325,764
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25	3,200,000	3,160,864
4.500%, due 01/01/28	3,800,000	3,653,738

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Municipal bonds and notes—(continued)
Education—(concluded)
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000	104,646
University of Toledo General Reciepts Bonds (Build America Bonds)
6.750%, due 06/01/22	2,000,000	2,195,140
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (FSA Insured)
4.980%, due 01/01/21(14)	1,600,000	930,720
		10,370,872
General obligation — 0.47%
California State
6.000%, due 04/01/38	500,000	531,350
California State Build America Bonds
7.500%, due 04/01/34	1,400,000	1,443,148
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,258,092
		3,232,590
Tobacco — 0.22%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	368,945
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	979,357
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	181,768
		1,530,070
Transportation — 0.80%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,514,475
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,267,555
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	761,628
		5,543,658
Utilities — 0.26%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	103,396

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Municipal bonds and notes—(concluded)
Utilities—(concluded)
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,718,853
		1,822,249
Total municipal bonds and notes (cost—$21,339,940)		22,499,439

Number of shares
Preferred stock(15)—0.81%
Commercial banks—0.81%
Wells Fargo & Co. (cost—$3,810,820)	6,400	5,617,600

Face amount ($)
Time deposit —0.90%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$6,220,000)	6,220,000	6,220,000

	Number of shares
Investment of cash collateral from securities loaned—1.21%
Money market fund — 1.21%
UBS Private Money Market Fund LLC (cost—$8,390,361)(16)	8,390,361	8,390,361
Total investments before investments sold short (cost — $720,283,476)(17)— 103.47%		717,040,762

Investments sold short—(3.03)%
FNMA TBA*
5.500%, TBA	(11,600,000)	(12,209,000)
6.000%, TBA	(8,300,000)	(8,785,035)
Total investments sold short (proceeds—$20,806,109) — (3.03)%		(20,994,035)
Liabilities in excess of other assets — (0.44)%		(3,083,713)
Net assets — 100.00%		692,963,014

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $720,283,476; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$26,088,139
Gross unrealized depreciation	(29,330,853)
Net unrealized depreciation	$(3,242,714)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	In US Dollars unless otherwise indicated.
(2)	Entire or partial amount delivered to broker as collateral for futures transactions.
(3)	Security, or portion thereof, was on loan at October 31, 2009.
(4)	Entire amount pledged as collateral for investments sold short.
(5)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.04% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

(7)	Illiquid securities representing 1.80% of net assets as of October 31, 2009.
(8)	Inverse variable rate security. The interest rate shown is the current rate as of October 31, 2009.
(9)	Step-up bond that converts to the noted fixed rate at a designated future date.
(10)	Bond interest in default.
(11)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009 and resets at the next call date.
(12)	Perpetual bond security. The maturity date reflects the next call date.
(13)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.14% of net assets as of October 31, 2009, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 10/31/09 ($)	Value as a percentage of net assets (%)
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.14	956,700	0.14

(14)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(15)	Non cumulative preferred stock. Convertible until 12/31/49.
(16)	The table below details the Portfolios’s transaction activity in an affiliated issuer for the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	16,758,475	160,473,184	168,841,298	8,390,361	4,555

(17)	Includes $8,245,582 of investments in securities on loan, at value.
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2009.
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
GTD	Guaranteed
MTN	Medium Term Note
NATL-RE	National Reinsurance
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Written options

Number of contracts (000)		Put options written	Counterparty	Pay/receive floating rate	Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
0	(18)	GBP 90 Day Sterling Futures, strike @ GBP 92.00	N/A	N/A	12/16/09	16,380	0	16,380
22,800		USD 3 Month LIBOR(19) Interest Rate Swap, strike @ 3.750%(7)	Royal Bank of Scotland PLC	Pay	11/23/09	253,080	979	252,101
						269,460	979	268,481

(18)	Amount represents less than 500 contracts.
(19)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2009 was 0.281%.
LIBOR	London Interbank Offered Rate.
N/A	Not applicable.

Currency type abbreviations:

GBP	Great Britain Pound
USD	United States Dollar

Written option activity for the three months ended October 31, 2009 was as follows:

	Number of
	contracts	Premiums
	(000)	received ($)
Options outstanding at July 31, 2009	77,900	518,914
Options written	22,800	252,986
Options terminated in closing purchase transactions	(77,900)	(502,440)
Options outstanding at October 31, 2009	22,800	269,460

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	appreciation ($)
34	EUR	German Euro Buxl Futures	December 2009	4,808,848	4,928,241	119,393
687	USD	90 Day Euro Dollar Futures	December 2010	168,680,488	169,105,050	424,562
273	USD	90 Day Euro Dollar Futures	March 2011	66,769,325	66,949,838	180,513
303	USD	US Treasury Note 5 Year Futures	December 2009	35,122,586	35,285,297	162,711
				275,381,247	276,268,426	887,179

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	7,164,000	USD	6,237,337	11/05/09	(210,131)
Chinese Yuan Renminbi	41,659,040	USD	6,134,449	03/29/10	32,925
Euro	15,824,000	USD	23,180,261	11/19/09	(106,298)
Great Britain Pound	413,000	USD	674,846	11/24/09	(2,897)
Great Britain Pound	300,000	USD	489,913	11/24/09	(2,395)
Japanese Yen	10,000,000	USD	111,734	11/17/09	634
Japanese Yen	611,000,000	USD	6,752,948	11/24/09	(35,506)
Mexican Peso	70,039,900	USD	4,897,039	11/27/09	(391,616)
Mexican Peso	4,418,790	USD	314,000	11/27/09	(19,659)
Mexican Peso	318,429	USD	23,863	04/22/10	302
Singapore Dollar	9,304	USD	6,455	11/18/09	(182)
Taiwan Dollar	1,796,379	USD	54,790	11/16/09	(523)
Taiwan Dollar	751,669	USD	23,026	11/16/09	(119)
United States Dollar	3,597,339	AUD	4,550,000	06/07/10	401,636
United States Dollar	2,464,507	AUD	3,122,000	06/07/10	279,405
United States Dollar	6,200,000	CNY	41,659,040	03/29/10	(98,477)
United States Dollar	6,254	KRW	7,910,000	11/18/09	435
United States Dollar	264,954	KRW	330,000,000	11/18/09	14,122
United States Dollar	6,197,718	KRW	7,902,090,000	11/18/09	484,952
United States Dollar	1,291,608	MXN	17,469,555	11/27/09	27,504
United States Dollar	2,527,140	MXN	34,128,641	11/27/09	49,886
United States Dollar	730,000	MXN	10,017,918	11/27/09	26,445
United States Dollar	668,848	MXN	9,039,474	11/27/09	13,716
United States Dollar	281,967	MXN	3,803,102	11/27/09	5,202
					469,361

Currency type abbreviations:

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Upfront payments made ($)	Value ($)	Unrealized appreciation ($)
Barclays Bank PLC	USD	7,800	12/16/16	0.281	(19)	4.000	(117,780)	381,728	263,948
Citibank N.A.	USD	18,600	12/16/16	0.281	(19)	4.000	(274,350)	910,274	635,924
Deutsche Bank AG	USD	2,400	12/16/16	0.281	(19)	4.000	(37,080)	117,455	80,375
Morgan Stanley Capital Services, Inc.	USD	17,200	12/16/16	0.281	(19)	4.000	(497,131)	841,759	344,628
Royal Bank of Scotland PLC	USD	32,100	12/16/19	0.281	(19)	4.000	(607,044)	1,040,646	433,602
							(1,533,385)	3,291,862	1,758,477

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Credit default swaps on corporate issues—buy protection (20)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	USD	3,100	09/20/15	7.150	(21)	0.000	(22)	—	(659,743)	(659,743)
Citibank N.A.	USD	5,000	12/20/11	2.470	(21)	0.000	(23)	—	(174,240)	(174,240)
Citibank N.A.	USD	300	12/20/13	3.400	(21)	0.000	(24)	—	(14,726)	(14,726)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	(21)	0.000	(25)	—	(47,057)	(47,057)
Deutsche Bank AG	USD	1,200	09/20/17	0.775	(21)	0.000	(26)	—	5,737	5,737
Deutsche Bank AG	USD	3,200	12/20/17	1.020	(21)	0.000	(27)	—	32,570	32,570
Deutsche Bank AG	USD	1,000	06/20/18	1.370	(21)	0.000	(28)	(45,996)	(5,001)	(50,997)
Deutsche Bank AG	USD	8,400	09/20/18	0.820	(21)	0.000	(29)	—	254,342	254,342
								(45,996)	(608,118)	(654,114)

(20)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) received a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(21)	Payments are made based on the notional amount.
(22)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc bond, 8.875%, due 07/15/15.
(23)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.300%, due 10/15/11.
(24)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
(25)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Historic TW, Inc. bond, 9.125%, due 01/15/13.
(26)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Kroger Co. bond, 6.400%, due 05/15/17.
(27)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
(28)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Merrill Lynch & Co. bond, 6.875%, due 04/25/18.
(29)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Credit default swaps on corporate issues—sell protection (30)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received ($)	Value ($)	Unrealized appreciation (depreciation) ($)	Credit spread (%)(31)
Barclays Bank PLC	USD	3,900	03/20/13	0.000	(32)	2.029	(33)	—	(9,861)	(9,861)	2.11
BNP Paribas	USD	1,000	12/20/12	0.000	(34)	2.870	(33)	—	(134,420)	(134,420)	8.10
Citibank N.A.	USD	1,800	03/20/14	0.000	(35)	5.000	(33)	88,920	18,799	107,719	4.72
Deutsche Bank AG	USD	300	09/20/11	0.000	(36)	1.500	(33)	—	(574)	(574)	1.60
Deutsche Bank AG	USD	1,000	12/20/12	0.000	(34)	2.900	(33)	—	(133,649)	(133,649)	8.10
Deutsche Bank AG	USD	3,000	03/20/13	0.000	(32)	2.073	(33)	—	(3,493)	(3,493)	2.11
Royal Bank of Scotland PLC	USD	800	03/20/10	0.000	(37)	8.250	(33)	—	24,763	24,763	0.44
								88,920	(238,435)	(149,515)

(30)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(31)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(32)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MetLife, Inc. bond, 5.000%, due 06/15/15.
(33)	Payments received are based on the notional amount.
(34)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(35)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
(36)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Electric Capital Corp. bond, 6.000%, due 06/15/12.
(37)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the JPMorgan Chase & Co. bond, 4.750%, due 03/01/15.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	162,280,355	—	162,280,355
Government national mortgage association certificates	—	275,572	—	275,572
Federal home loan mortgage corporation certificates	—	754,739	1,502,075	2,256,814
Federal housing administration certificates	—	—	70,148	70,148
Federal national mortgage association certificates	—	43,998,556	139,264	44,137,820
Collateralized mortgage obligations	—	203,692,393	3,186,946	206,879,339
Asset-backed securities	—	24,774,542	—	24,774,542
Corporate notes	—	220,086,212	—	220,086,212
Loan assignments	—	7,667,560	—	7,667,560
Non-US government obligation	—	5,885,000	—	5,885,000
Municipal bonds and notes	—	22,499,439	—	22,499,439
Preferred stock	—	5,617,600	—	5,617,600
Time deposit	—	6,220,000	—	6,220,000
Investment of cash collateral from securities loaned	—	8,390,361	—	8,390,361
Federal national mortgage association certificates sold short	—	(20,994,035)	—	(20,994,035)
Other financial instruments, net(38)	903,559	1,676,310	—	2,579,869
Total	903,559	692,824,604	4,898,433	698,626,596

(38)	Other financial instruments include written options, open futures contracts, forward foreign currency contracts and open swap contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,512,265	104,298	149,678	3,395,174	5,161,415
Net purchases/(sales)	(11,168)	(34,202)	(11,527)	(256,328)	(313,225)
Accrued discounts/(premiums)	—	(2,880)	—	—	(2,880)
Total realized gain/(loss)	—	—	—	—	—
Total unrealized appreciation/(depreciation)	978	2,932	1,113	48,100	53,123
Net transfers in/(out) of Level 3	—	—	—	—	—
Ending balance	1,502,075	70,148	139,264	3,186,946	4,898,433

The change in unrealized appreciation/(depreciation) relating to the Level 3 investments held at October 31, 2009 was $53,123.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	84.7
Australia	6.3
France	2.4
South Korea	1.1
Cayman Islands	0.9
Spain	0.9
Brazil	0.9
United Kingdom	0.7
Singapore	0.7
Netherlands	0.5
Switzerland	0.4
Japan	0.4
Chile	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—99.49%
Alabama—0.71%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,124,338

Alaska—2.94%
Alaska Housing Finance Corp. General Housing Series C (NATL-RE Insured)
5.000%, due 12/01/13	1,110,000	1,235,630
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	972,066
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15(1)	3,500,000	3,682,105
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,217,800
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds Series A
4.625%, due 06/01/23	790,000	723,000
		8,830,601
Arizona—1.25%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,259,320
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,497,330
		3,756,650
Arkansas—0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	1,027	1,052

California—10.76%
California State
5.000%, due 03/01/17	2,000,000	2,101,600
5.000%, due 08/01/19	3,000,000	3,085,770
5.250%, due 10/01/20	1,000,000	1,043,570
5.500%, due 04/01/21	3,000,000	3,161,010
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,080,730
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	1,025,970

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,159,960
California Statewide Communities Development Authority Revenue St. Joseph Series F (FSA Insured)
5.250%, due 07/01/18	1,500,000	1,639,590
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	5,915,000	5,103,344
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.750%, due 03/01/10	100,000	101,876
6.800%, due 05/01/10	50,000	51,558
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,586,250
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	825,000	757,391
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,689,093
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,769,975
		32,357,687
Delaware—0.57%
Delaware State Series 2009B
5.000%, due 01/01/17	1,500,000	1,732,980

District of Columbia—0.35%
Metropolitan Airport Authority System Refunding Series A (NATL-RE-FGIC Insured)
5.750%, due 10/01/14(1)	1,000,000	1,067,200

Florida—7.08%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000%, due 03/01/14	2,000,000	2,079,920
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,057,480
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,176,431
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,704,405
5.250%, due 10/01/21	2,000,000	2,149,740
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	2,042,656

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,216,320
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (FSA Insured)
5.250%, due 10/01/18	2,500,000	2,764,425
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,300,191
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,141,700
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,673,365
		21,306,633
Georgia—1.83%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,273,940
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)
5.250%, due 01/01/15	2,000,000	2,198,100
Main Street Natural Gas, Inc. Gas Project Revenue Series B
5.000%, due 03/15/15	1,000,000	1,027,330
		5,499,370
Guam—0.34%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,024,880

Hawaii—0.35%
Hawaii State Harbor Systems Revenue Series A (FSA Insured)
5.000%, due 01/01/13(1)	1,000,000	1,057,510

Idaho—0.18%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19(1)	425,000	438,923
Subseries D-3
5.150%, due 07/01/13(1)	110,000	111,675
		550,598
Illinois—6.37%
Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)
7.250%, due 11/01/09	75,000	75,014

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,718,047
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,098,370
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (FSA Insured)
5.150%, due 01/01/19	2,000,000	2,255,160
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	792,396
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (NATL-RE Insured)
5.000%, due 08/15/12	2,000,000	2,150,640
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,319,976
Regional Transportation Authority Series A (FSA Insured)
5.750%, due 06/01/18	3,000,000	3,533,280
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,210,820
		19,153,703
Indiana—0.95%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,549,875
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,317,293
		2,867,168
Iowa—1.21%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,632,593

Kentucky—0.52%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)
5.750%, due 07/01/13(1)	1,505,000	1,580,882

Louisiana—1.92%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	950,000	956,697

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,095,280
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (FSA Insured)
5.000%, due 01/01/12(1)	1,655,000	1,732,835
		5,784,812
Maryland—0.75%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,249,220

Massachusetts—5.18%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,263,140
Series B
5.250%, due 07/01/21	6,000,000	6,954,840
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,188,750
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,072,260
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	2,086,280
Massachusetts State Housing Finance Agency Series D
3.900%, due 12/01/17(1)	2,000,000	2,004,660
		15,569,930
Michigan—3.21%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,446,695
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (NATL-RE Insured)
5.500%, due 07/01/32(3)	2,000,000	2,070,900
Detroit Sewer Disposal Revenue Senior Lien Series A (FSA Insured)
5.250%, due 07/01/19	2,500,000	2,677,950
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,448,361
		9,643,906

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Minnesota—0.01%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	15,000	16,256

Missouri—3.08%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (FSA Insured)
5.000%, due 11/15/16	2,000,000	2,129,860
5.000%, due 11/15/17	2,500,000	2,650,125
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,277,780
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,215,498
		9,273,263
Nevada—0.55%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,652,835

New Jersey—0.68%
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,695,195
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	380,000	340,252
		2,035,447
New York—5.71%
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	4,000,000	4,093,880
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,150,800
New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,644,825
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,803,100
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,490,080
		17,182,685

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—1.05%
Iredell County Certificates of Participation Iredell County School Project (FSA Insured)
5.250%, due 06/01/15	1,000,000	1,134,040
North Carolina State Refunding Series E
5.000%, due 02/01/13	1,810,000	2,021,046
		3,155,086
Ohio—2.54%
Cleveland Waterworks Revenue Refunding First Mortgage Series G (NATL-RE Insured)
5.500%, due 01/01/13	2,265,000	2,359,949
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,680,000	1,775,424
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,222,210
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18(1)	265,000	270,355
		7,627,938
Oklahoma—0.37%
Oklahoma Department of Transportation Revenue Grant Anticipation Notes Series A
5.000%, due 09/01/13	1,000,000	1,114,930

Pennsylvania—2.98%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (NATL-RE Insured)
5.750%, due 12/01/15	800,000	847,704
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	30,000	31,928
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,212,840
Pennsylvania State Higher Educational Facilties Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,310,115
Pennsylvania Third Series (FSA Insured)
5.000%, due 09/01/15	2,000,000	2,250,920
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,303,100
		8,956,607

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico—7.24%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,560,795
Series C
5.250%, due 01/01/15(1)	1,000,000	1,061,150
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,120,857
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty FSA)
5.500%, due 07/01/25	2,000,000	2,196,940
Puerto Rico Commonwealth Refunding Public Improvement Series A
5.000%, due 07/01/13	1,000,000	1,047,530
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	1,026,810
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities
Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28(3)	3,000,000	3,053,010
Series M (Commonwealth GTD)
5.750%, due 07/01/16	2,000,000	2,125,360
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27(3)	4,250,000	4,359,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub-Series A
5.500%, due 08/01/23	4,000,000	4,231,680
		21,783,655
South Carolina—0.82%
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,247,880
South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)
4.700%, due 07/01/20(1)	215,000	213,310
		2,461,190
South Dakota—0.83%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	2,485,000	2,497,872

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—2.98%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	2,070,000
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (NATL-RE-FGIC/TCRs)
7.700%, due 01/01/12	6,450,000	6,888,793
		8,958,793
Texas—15.90%
Aldine Independent School District School Building (PSF-GTD)
5.000%, due 02/15/19	1,435,000	1,610,429
Cypress-Fairbanks Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/22	2,000,000	2,149,640
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,805,675
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,119,280
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,028,077
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,260,620
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,321,800
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,746,120
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	45,000	46,957
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (FSA Insured)
5.250%, due 11/15/17	2,500,000	2,829,575
Katy Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,196,060
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,681,455
Klein Independent School District Refunding Schoolhouse Series A (PSF-GTD)
5.000%, due 08/01/19	1,530,000	1,732,220
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,924,132

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
North East Independent School District School Building Series A (PSF-GTD)
5.000%, due 08/01/21	2,000,000	2,201,340
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (FSA Insured)
5.000%, due 09/01/21	1,450,000	1,455,495
5.000%, due 09/01/22	1,400,000	1,398,194
Pasadena Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/19	2,000,000	2,258,560
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	3,133,927
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,456,344
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,686,780
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13(4)	25,000	23,260
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,047,280
Tyler Independent School District School Building
5.000%, due 02/15/18	2,165,000	2,430,819
University of Texas Revenue Refunding Financing Systems Series D
5.000%, due 08/15/17	2,000,000	2,261,960
		47,805,999
Utah—0.61%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,296,372
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	515,000	529,889
		1,826,261
Virginia—0.70%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11(1)	2,000,000	2,095,620

Washington—6.62%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,657,725
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,150,480

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,707,587
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,133,840
King County School District No. 414 Lake Washington (School Board Guaranty)
5.000%, due 12/01/18	1,000,000	1,130,820
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,037,380
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,736,650
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	10,000	10,846
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,412,033
5.000%, due 07/01/20	2,625,000	2,918,160
Washington State Unrefunded Balance Series 93-A (FSA Insured)
5.750%, due 10/01/12	940,000	1,006,364
		19,901,885
Wyoming—0.35%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds (NATL-RE Insured)
5.000%, due 06/15/13	1,000,000	1,044,500
Total municipal bonds and notes (cost—$292,890,032)		299,182,535

	Number of shares
Tax-free money market fund—0.66%
State Street Global Advisors Tax Free Money Market Fund (cost—$1,989,875)	1,989,875	1,989,875
Total investments (cost—$294,879,907)—100.15%		301,172,410
Liabilities in excess of other assets—(0.15)%		(437,788)
Net assets—100.00%		300,734,622

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $294,879,907; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,275,483
Gross unrealized depreciation	(1,982,980)
Net unrealized appreciation	$6,292,503

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.50% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(4)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
ACA	American Capital Access
AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
MGIC	Mortgage Guaranty Insurance Corporation
NATL-RE	National Reinsurance
PSF	Permanent School Fund
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	299,182,535	—	299,182,535
Tax-free money market fund	—	1,989,875	—	1,989,875
Total	—	301,172,410	—	301,172,410

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—94.73%
Australia—0.39%
Australia & New Zealand Banking Group Ltd.
4.450%, due 02/05/15(2)	EUR	450,000	661,974
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,364,366
			2,026,340
Brazil—0.48%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	991,666	1,133,970
11.000%, due 08/17/40	USD	1,000,000	1,337,500
			2,471,470
Canada—1.24%
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	6,424,757

Cayman Islands—0.12%
Pacific Life Funding LLC
5.125%, due 01/20/15	GBP	400,000	631,875

Denmark—8.37%
Kingdom of Denmark
4.000%, due 11/15/15	11,760,000		2,428,951
4.000%, due 11/15/17	176,000,000		36,111,835
5.000%, due 11/15/13	14,180,000		3,050,007
Nykredit A/S
4.000%, due 01/01/12	8,613,000		1,744,432
			43,335,225
France—10.89%
BNP Paribas
3.125%, due 12/06/15(2)	750,000		1,098,980
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	11,600,000		17,698,976
Credit Agricole (London)
5.971%, due 01/02/18	3,000,000		4,881,450
Dexia Municipal Agency
4.500%, due 04/27/15	7,500,000		11,738,365
Electricite De France
5.375%, due 05/29/20	1,000,000		1,604,894
Republic of France
4.000%, due 04/25/55	1,250,000		1,776,301
5.750%, due 10/25/32	2,520,000		4,558,748
Societe Financement de I’ Economic Francaise
3.500%, due 11/24/11	3,000,000		4,560,544
Societe Generale
4.875%, due 12/18/14(2)	2,100,000		3,101,565
5.250%, due 03/28/13	2,750,000		4,368,253
6.125%, due 08/20/18	600,000		983,323
			56,371,399
Germany—12.11%
Bayerische Landesbank
4.000%, due 01/16/12	7,340,000		11,272,233

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
Germany—(concluded)
Bundesrepublik Deutschland,
Series 03
4.500%, due 01/04/13	5,200,000		8,254,154
Series 98
5.625%, due 01/04/28	1,950,000		3,440,908
DEFPA Deutsche Pfandbriefbank AG
4.000%, due 03/15/13	6,605,000		9,965,593
Deutsche Bank AG
3.625%, due 03/09/17(2)	4,900,000		7,127,231
4.500%, due 03/07/11	1,700,000		2,592,620
Deutsche Genossenschafts-Hypothekenbank
4.000%, due 10/31/16	4,050,000		6,254,381
HeidelbergCement AG
7.500%, due 10/31/14	1,000,000		1,440,378
Kreditanstalt Fuer Wiederaufbau
5.250%, due 07/04/12	4,100,000		6,522,685
L-Bank Fuer Baden-Wuerttemberg Foerderbank
4.125%, due 07/15/11	USD	2,300,000	2,408,321
NRW Bank
3.875%, due 01/27/20	2,300,000		3,414,251
			62,692,755
Italy—1.04%
Intesa Sanpaolo SpA
3.875%, due 04/01/15	3,600,000		5,379,489

Japan—17.41%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15(2)	EUR	2,300,000	3,364,877
Development Bank of Japan
1.750%, due 03/17/17	130,000,000		1,503,633
2.300%, due 03/19/26	500,000,000		5,703,622
Government of Japan
1.700%, due 12/20/16	1,755,000,000		20,414,073
1.700%, due 03/20/17	1,444,600,000		16,761,420
2.000%, due 03/20/16	2,906,000,000		34,490,506
2.200%, due 09/20/26	159,700,000		1,825,101
2.300%, due 12/20/36	380,000,000		4,258,275
Japan Finance Corp. Municipal Enterprises
1.900%, due 06/22/18	40,000,000		464,381
Sumitomo Mitsui Banking
4.375%, due 10/15/15(3),(4)	EUR	1,050,000	1,317,311
			90,103,199
Luxembourg—3.90%
European Investment Bank
1.400%, due 06/20/17	JPY	42,000,000	470,920
4.625%, due 03/21/12	USD	8,000,000	8,601,680
6.000%, due 12/07/28	GBP	3,200,000	6,302,518
Gaz Capital SA
8.125%, due 02/04/15	2,000,000		3,244,990
John Deere Bank SA
6.000%, due 06/23/11	1,000,000		1,549,772
			20,169,880

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
Mexico—0.42%
Petroleos Mexicanos
5.500%, due 01/09/17	EUR	350,000	509,634
United Mexican States
5.500%, due 02/17/20	EUR	300,000	449,221
7.500%, due 03/08/10	EUR	800,000	1,200,867
			2,159,722
Netherlands—5.15%
Bank Nederlandse Gemeenten
3.750%, due 12/16/13	200,000		304,916
4.375%, due 01/19/15	GBP	660,000	1,121,755
Deutsche Telekom International Finance
8.125%, due 05/29/12	1,805,000		2,994,018
EDP Finance BV
5.375%, due 11/02/12(5)	USD	3,600,000	3,884,926
ENBW International Finance BV
4.875%, due 01/16/25	1,580,000		2,332,338
Generali Finance BV
6.214%, due 06/16/16(3),(4)	GBP	550,000	767,284
Government of the Netherlands
5.500%, due 01/15/28	1,830,500		3,155,315
ING Bank NV
6.125%, due 05/29/23(2)	800,000		1,204,281
Rabobank Nederland
5.000%, due 01/25/12	6,700,000		7,165,261
RWE Finance BV
5.125%, due 07/23/18	900,000		1,424,296
Urenco Finance NV
5.375%, due 05/22/15	1,500,000		2,334,074
			26,688,464
Peru—0.43%
Republic of Peru
6.550%, due 03/14/37	USD	550,000	574,750
7.350%, due 07/21/25	USD	400,000	462,000
8.750%, due 11/21/33	USD	900,000	1,179,000
			2,215,750
Philippines—0.16%
Republic of Philippines
6.375%, due 10/23/34	USD	850,000	824,500

Russia—1.03%
Gaz Capital (Gazprom)
4.560%, due 12/09/12	EUR	3,200,000	4,715,169
8.625%, due 04/28/34	USD	100,000	109,750
Russian Ministry of Finance
3.000%, due 05/14/11	USD	500,000	496,250
			5,321,169
Singapore—0.50%
DBS Bank Ltd.
5.000%, due 11/15/19(2),(5)	USD	1,250,000	1,272,826

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
Singapore— (concluded)
United Overseas Bank Ltd.
5.375%, due 09/03/19(2),(5)	USD	1,300,000	1,321,210
			2,594,036
Spain—2.00%
Santander International Debt SA
5.625%, due 02/14/12		3,000,000	4,724,992
Santander Issuances
4.500%, due 09/30/19(2)	1,600,000		2,331,844
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	3,322,719
			10,379,555
Sweden—4.76%
Government of Sweden
4.250%, due 03/12/19	104,000,000		15,824,688
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,794,067
Skandinaviska Enskilda
4.500%, due 04/25/13	EUR	3,880,000	6,015,439
			24,634,194
Switzerland—0.90%
Credit Suisse London
5.125%, due 09/18/17	EUR	3,000,000	4,688,971

United Kingdom—10.69%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,906,846
Anglian Water Services Finance
6.250%, due 06/27/16	EUR	900,000	1,470,749
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	2,141,252
Barclays Bank PLC
4.250%, due 10/24/11	EUR	360,000	555,073
4.500%, due 03/04/19(2)	EUR	2,200,000	3,161,988
Diageo Finance PLC
6.625%, due 12/05/14	EUR	3,100,000	5,165,640
HSBC Holdings PLC
3.625%, due 06/29/20(2)	EUR	1,050,000	1,495,934
6.250%, due 03/19/18	EUR	4,000,000	6,579,939
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	1,800,000	2,532,602
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,658,194
Network Rail Infrastructure Finance
4.875%, due 11/27/15	705,000		1,240,615
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	2,076,149
6.934%, due 04/09/18	EUR	1,550,000	2,290,528
Royal Bank of Scotland PLC
4.875%, due 08/25/14(5)	3,000,000		3,053,289

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(concluded)
United Kingdom—(concluded)
Scottish & Southern Energy
6.125%, due 07/29/13	EUR	900,000	1,440,789
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	2,016,212
United Kingdom Treasury Bonds
4.000%, due 09/07/16	100,000		173,142
4.250%, due 12/07/55	2,920,000		4,947,723
4.750%, due 09/07/15	230,000		414,761
United Kingdom Treasury Inflation Linked Bonds
1.220%, due 11/22/17	2,988,576		5,142,596
1.875%, due 11/22/22	2,085,300		3,854,416
			55,318,437
United States—12.74%
Bank of America Corp.
4.000%, due 03/28/18(2)	EUR	2,600,000	3,365,783
5.750%, due 12/01/17	5,000,000		5,084,040
Bank of New York Mellon
4.500%, due 04/01/13	1,820,000		1,930,256
Citigroup, Inc.
2.400%, due 10/31/25	JPY	46,100,000	365,730
6.000%, due 08/15/17	1,800,000		1,812,571
6.125%, due 05/15/18	1,000,000		1,012,051
IBM Corp.
5.700%, due 09/14/17	3,000,000		3,312,804
Inter-American Development Bank
5.125%, due 09/13/16	7,000,000		7,748,524
JPMorgan Chase & Co.
3.125%, due 12/01/11	4,500,000		4,683,578
6.000%, due 01/15/18	1,500,000		1,605,986
JPMorgan Chase Bank N.A.
4.625%, due 05/29/17(2)	EUR	1,000,000	1,495,503
6.000%, due 10/01/17	4,850,000		5,165,890
Pfizer, Inc.
5.350%, due 03/15/15	1,200,000		1,324,939
5.750%, due 06/03/21	EUR	700,000	1,161,142
Philip Morris International, Inc.
5.650%, due 05/16/18	1,200,000		1,290,709
6.875%, due 03/17/14	1,800,000		2,060,546
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	2,352,843
SunTrust Bank
3.000%, due 11/16/11	5,600,000		5,809,188
US Treasury Inflation Index Notes (TIPS)
1.375%, due 07/15/18	9,507,885		9,550,224
Vodafone Group PLC
5.625%, due 02/27/17	980,000		1,045,352
Wells Fargo & Co.
4.375%, due 01/31/13	2,900,000		3,019,703
Wells Fargo Bank N.A.
5.750%, due 05/16/16	700,000		728,041
			65,925,403
Total long-term global debt securities (cost—$447,250,714)			490,356,590

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Time deposit—2.21%
Cayman Islands—2.21%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$11,453,000)	11,453,000	11,453,000
Total investments (cost—$458,703,714)—96.94%		501,809,590
Other assets in excess of liabilities—3.06%		15,816,412
Net assets—100.00%		517,626,002

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $458,703,714; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$46,383,223
Gross unrealized depreciation	(3,277,347)
Net unrealized appreciation	$43,105,876

Note: The portfolio of investments is listed by the issuer’s country of origin.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(3)	Variable rate security. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.84% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Affiliated Issuer Activity

The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2009

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	3,705,975	47,512	3,753,487	—	10

Futures contracts(6)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
270	AUD	Australia Bond 10 Year Futures	December 2009	25,368,467	25,083,900	(284,567)
79	CAD	Canada Government Bond 10 Year Futures	December 2009	8,738,156	8,818,417	80,261
667	EUR	Euro Bund 10 Year Futures	December 2009	119,499,581	119,749,391	249,810
16	JPY	Japan Government Bond 10 Year Futures	December 2009	24,641,925	24,532,923	(109,002)
				178,248,129	178,184,631	(63,498)

		Sale contracts		Proceeds ($)
20	EUR	Euro BOBL 5 Year Futures	December 2009	3,394,442	3,405,703	(11,261)
10	GBP	United Kingdom Long Gilt 10 Year Futures	December 2009	1,949,639	1,949,568	71
123	USD	US Treasury Bond 20 Year Futures	December 2009	14,710,697	14,779,219	(68,522)
211	USD	US Treasury Note 5 Year Futures	December 2009	24,205,150	24,571,609	(366,459)
421	USD	US Treasury Note 10 Year Futures	December 2009	49,101,404	49,934,547	(833,143)
				93,361,332	94,640,646	(1,279,314)
						(1,342,812)

(6)                 Restricted cash of $12,272,420 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	33,911,149	EUR	19,720,371	12/16/09	(1,381,215)
Canadian Dollar	3,794,387	GBP	2,114,301	12/16/09	(37,563)
Canadian Dollar	6,678,385	NOK	37,004,932	12/16/09	280,053
Canadian Dollar	134,245	USD	122,163	12/16/09	(1,906)
Danish Krone	61,492,797	GBP	7,230,194	12/16/09	(285,880)
Danish Krone	9,253,799	SEK	12,816,511	12/16/09	(20,819)
Danish Krone	175,247,172	USD	33,669,005	12/16/09	(955,205)
Euro	4,767,457	CAD	7,508,268	12/16/09	(76,076)
Euro	6,265,902	DKK	46,712,302	12/16/09	9,006
Euro	47,673,480	JPY	6,297,666,729	12/16/09	(171,175)
Euro	2,788,032	JPY	368,299,061	12/16/09	(10,011)
Euro	2,421,860	NOK	20,959,624	12/16/09	90,823
Euro	9,416,515	USD	13,920,000	12/16/09	63,846
Euro	930,000	USD	1,387,341	12/16/09	18,870
Euro	83,000	USD	118,944	12/16/09	(3,189)
Great Britain Pound	12,471,076	AUD	24,480,473	12/16/09	1,482,375
Great Britain Pound	11,599,718	EUR	13,287,115	12/16/09	518,550
Great Britain Pound	622,066	JPY	92,998,801	12/16/09	12,694
Great Britain Pound	4,921,000	USD	8,157,438	12/16/09	82,946
Japanese Yen	985,845,066	AUD	12,920,643	12/16/09	627,927
Japanese Yen	1,702,001,730	USD	18,394,053	12/16/09	(518,434)
Norwegian Krone	6,466,958	GBP	652,582	12/16/09	(56,808)
Norwegian Krone	35,038,235	SEK	41,695,500	12/16/09	(229,042)
Swedish Krona	29,824,746	EUR	2,890,443	12/16/09	47,086
Swedish Krona	107,343,838	USD	14,877,871	12/16/09	(260,618)
Singapore Dollar	1,270,000	USD	883,171	11/17/09	(22,842)
United States Dollar	564,493	AUD	675,231	12/16/09	40,809
United States Dollar	15,502,695	AUD	18,603,979	12/16/09	1,174,606
United States Dollar	346,340	BRL	750,000	11/17/09	78,265
United States Dollar	3,109,655	BRL	6,590,000	11/17/09	621,213
United States Dollar	6,725,348	CAD	7,377,706	12/16/09	93,099
United States Dollar	4,498,705	CNY	30,400,000	11/17/09	(46,884)
United States Dollar	2,406,792	CNY	16,300,000	11/17/09	(19,796)
United States Dollar	78,357,628	EUR	54,867,870	12/16/09	2,378,997
United States Dollar	26,883,463	EUR	18,822,000	12/16/09	812,615
United States Dollar	2,244,982	EUR	1,507,000	12/16/09	(27,472)
United States Dollar	23,800,149	GBP	14,565,575	12/16/09	99,389
United States Dollar	500,000	GBP	302,104	12/16/09	(4,301)
United States Dollar	3,365,893	INR	165,400,000	06/10/10	93,182
United States Dollar	1,300,000	JPY	114,686,000	12/16/09	(25,620)
United States Dollar	2,720,000	JPY	251,881,960	12/16/09	78,889
United States Dollar	407,166	KRW	500,000,000	11/17/09	15,681
United States Dollar	6,865,478	KRW	8,472,000,000	11/17/09	299,246
United States Dollar	2,881,472	KRW	3,570,000,000	06/10/10	133,315
United States Dollar	3,228,836	MXN	44,700,000	06/10/10	54,705
United States Dollar	1,420,455	MYR	5,000,000	11/17/09	43,826
United States Dollar	14,271,439	NOK	86,730,387	12/16/09	850,895
United States Dollar	3,404,812	RUB	112,900,000	11/17/09	450,769
United States Dollar	2,182,567	SGD	3,180,000	11/17/09	86,032
					6,484,853

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	490,356,590	—	490,356,590
Time deposit	—	11,453,000	—	11,453,000
Other financial instruments, net(7)	(1,342,812)	6,484,853	—	5,142,041
Total	(1,342,812)	508,294,443	—	506,951,631

(7)           Other financial instruments include open futures contracts and forward foreign currency contracts.

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments — October 31, 2009 (unaudited)

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	48.06	—
Banks and other financial institutions	40.97	2.28
Industrial	8.69	—
	97.72	2.28

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—90.00%
Aerospace & defense—1.00%
Alliant Techsystems, Inc.
6.750%, due 04/01/16	55,000		54,038
BE Aerospace, Inc.
8.500%, due 07/01/18	600,000		624,000
Hexcel Corp.
6.750%, due 02/01/15(2)	1,190,000		1,154,300
			1,832,338
Airlines—2.46%
American Airlines Pass Through, Trust 2001-01
6.977%, due 05/23/21	418,989		342,523
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19	420,418		323,722
British Airways
8.750%, due 08/23/16	GBP	510,000	772,167
Continental Airlines, Inc.
7.033%, due 06/15/11	150,969		135,872
Series ERJ1
9.798%, due 04/01/21	1,259,106		1,038,763
Series RJ03
7.875%, due 07/02/18	1,070,253		872,256
Series RJ04
9.558%, due 03/01/21	898,321		736,623
Delta Air Lines, Inc.
7.711%, due 09/18/11	280,000		268,800
			4,490,726
Auto & truck—3.99%
Ford Holdings, Inc.
9.300%, due 03/01/30	815,000		704,975
Ford Motor Co.
6.625%, due 10/01/28	4,345,000		3,171,850
7.125%, due 11/15/25	570,000		427,500
7.450%, due 07/16/31(2)	970,000		795,400
General Motors
8.375%, due 07/05/33(3)	EUR	2,000,000	397,346
8.375%, due 07/15/33(2),(3)	11,910,000		1,786,500
			7,283,571
Automotive parts—0.35%
Goodyear Tire & Rubber Co.
10.500%, due 05/15/16(2)	590,000		638,675

Banking-non-US—1.81%
EGG Banking PLC
6.875%, due 12/29/21	GBP	883,000	1,138,394
HT1 Funding GmbH
6.352%, due 06/30/17(4),(5)	EUR	1,600,000	1,296,748
IKB Deutsche Industriebank AG
4.500%, due 07/09/13	EUR	750,000	871,953
			3,307,095

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Banking-US—0.56%
Wachovia Capital Trust III
5.800%, due 03/15/11(4),(5)	750,000		536,625
Wells Fargo & Co., Series K
7.980%, due 03/15/18(4),(5)	525,000		491,531
			1,028,156
Beverages—1.06%
Constellation Brands, Inc.
7.250%, due 09/01/16	590,000		591,475
7.250%, due 05/15/17	225,000		225,563
8.375%, due 12/15/14	300,000		316,500
Constellation Brands, Inc., Series B
8.125%, due 01/15/12(2)	800,000		805,000
			1,938,538
Broadcast—0.25%
Clear Channel Communications
4.900%, due 05/15/15	150,000		52,500
6.875%, due 06/15/18	730,000		251,850
7.250%, due 10/15/27	445,000		153,525
			457,875
Building & construction—2.08%
D.R. Horton, Inc.
5.625%, due 01/15/16	195,000		179,400
6.500%, due 04/15/16	255,000		243,525
K. Hovnanian Enterprises
6.500%, due 01/15/14	770,000		565,950
7.750%, due 05/15/13(2)	80,000		56,800
10.625%, due 10/15/16(6)	1,195,000		1,189,025
PERI GmbH
5.625%, due 12/15/11	EUR	335,000	489,922
Taylor Wimpey PLC
8.425%, due 05/24/19(4)	GBP	338,533	502,832
8.675%, due 07/03/12(4)	GBP	286,141	432,058
William Lyon Homes, Inc.
10.750%, due 04/01/13	200,000		130,000
			3,789,512
Building materials—0.37%
Interface, Inc.
11.375%, due 11/01/13(6)	625,000		675,000

Building products—2.02%
Mueller Water Products
7.375%, due 06/01/17	755,000		653,075
Nortek, Inc.
10.000%, due 12/01/13(3)	1,375,000		1,392,187
US Concrete, Inc.
8.375%, due 04/01/14	1,370,000		962,425
USG Corp.
9.500%, due 01/15/18(2),(7)	690,000		677,925
			3,685,612

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Building products-cement—0.75%
Hanson Ltd.
6.125%, due 08/15/16	600,000		546,000
Texas Industries, Inc.
7.250%, due 07/15/13	837,000		820,260
			1,366,260
Cable—0.61%
CCH I Holdings LLC
9.920%, due 04/01/14(3)	710,000		5,325
DIRECTV Holdings Finance
6.375%, due 06/15/15	310,000		320,075
Dish DBS Corp.
6.625%, due 10/01/14	800,000		780,000
			1,105,400
Car rental—1.09%
Avis Budget Car Rental
7.625%, due 05/15/14(2)	605,000		544,500
Europcar Groupe SA
4.373%, due 05/15/13(7)	EUR	300,000	366,441
Hertz Corp.
8.875%, due 01/01/14	1,065,000		1,078,313
			1,989,254
Chemicals—3.91%
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14	630,000		535,500
Huntsman International LLC
6.875%, due 11/15/13	EUR	600,000	794,692
7.375%, due 01/01/15	1,440,000		1,324,800
7.500%, due 01/01/15	EUR	650,000	841,784
Innophos, Inc.
8.875%, due 08/15/14	960,000		969,600
Invista
9.250%, due 05/01/12(6)	915,000		924,150
Koppers Holdings, Inc.
9.875%, due 11/15/14(8)	390,000		390,000
Nalco Co.
7.750%, due 11/15/11(2)	304,000		304,380
9.000%, due 11/15/13	EUR	430,000	648,630
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	270,000	401,319
			7,134,855
Commercial services—2.26%
Ashtead Holdings PLC
8.625%, due 08/01/15(6)	765,000		753,525
Corrections Corp. of America
6.250%, due 03/15/13	430,000		427,850
6.750%, due 01/31/14	685,000		678,150
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	713,898
7.750%, due 01/15/15	390,000		394,875

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
United Rentals North America, Inc.
6.500%, due 02/15/12(2)	92,000		90,850
7.000%, due 02/15/14(2)	155,000		136,400
7.750%, due 11/15/13(2)	1,010,000		924,150
			4,119,698
Computer software & services—0.34%
Sungard Data Systems, Inc.
10.250%, due 08/15/15(2)	600,000		618,750

Containers & packaging—1.58%
Ball Corp.
6.875%, due 12/15/12	40,000		40,000
IFCO Systems NV
10.000%, due 06/30/16	EUR	500,000	816,766
Impress Holdings BV
3.867%, due 09/15/13(7)	EUR	900,000	1,241,705
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	620,963
OI European Group BV
6.875%, due 03/31/17	EUR	115,000	164,163
			2,883,597
Diversified financial services—2.72%
Bank of America Corp.
8.000%, due 01/30/18(4),(5)	345,000		310,252
General Electric Capital Corp.
6.500%, due 09/15/67(7)	GBP	1,750,000	2,355,192
GMAC, Inc.
8.000%, due 11/01/31(6)	65,000		55,575
8.000%, due 11/01/31(2)	2,655,000		2,253,909
			4,974,928
Diversified operations—1.32%
Reynolds Group Escrow
7.750%, due 10/15/16	EUR	1,100,000	1,611,974
Stena AB
5.875%, due 02/01/19	EUR	650,000	803,522
			2,415,496
Electric utilities—2.61%
Edison Mission Energy
7.500%, due 06/15/13	1,385,000		1,288,050
Energy Future Holdings
11.250%, due 11/01/17(9)	1,691,100		1,099,215
Series Q
6.500%, due 11/15/24	485,000		233,599
Series R
6.550%, due 11/15/34	2,210,000		1,020,781
NRG Energy, Inc.
7.250%, due 02/01/14	830,000		823,775
8.500%, due 06/15/19	295,000		298,688
			4,764,108

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Electric-generation—0.62%
Intergen NV
8.500%, due 06/30/17	EUR	205,000	304,705
9.500%, due 06/30/17	GBP	490,000	832,360
			1,137,065
Electronics—0.35%
SGL Carbon SE
2.123%, due 05/15/15(7)	EUR	500,000	632,810

Finance-captive automotive—2.46%
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,106,682
Ford Motor Credit Co.
7.000%, due 10/01/13	755,000		716,214
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	2,332,000		2,252,735
GMAC Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	408,383
			4,484,014
Finance-noncaptive consumer—0.96%
CIT Group, Inc.
5.400%, due 02/13/12(2),(3)	475,000		311,179
5.500%, due 12/20/16(3)	GBP	500,000	492,375
5.600%, due 04/27/11(3)	455,000		296,222
5.800%, due 07/28/11(2),(3)	1,005,000		649,751
			1,749,527
Finance-other—4.72%
American General Finance Corp.,
Series H
4.000%, due 03/15/11	910,000		781,438
5.375%, due 10/01/12	175,000		134,901
Series J
5.200%, due 12/15/11	865,000		698,068
American Real Estate Partners Finance
7.125%, due 02/15/13(2)	1,230,000		1,208,475
American Real Estate Partners LP
4.000%, due 08/15/13(6),(7)	900,000		738,000
FMG Finance Pty Ltd.
9.750%, due 09/01/13	EUR	725,000	1,082,951
10.000%, due 09/01/13(6)	650,000		687,375
10.625%, due 09/01/16(6)	685,000		751,787
KAR Holdings, Inc.
10.000%, due 05/01/15	1,340,000		1,373,500
Textron Financial Corp.
5.400%, due 04/28/13	1,180,000		1,165,691
			8,622,186
Financial services—0.82%
Bear Stearns Cos., Inc.
11.000%, due 02/02/10(4),(10),(11)	320,000		355,200

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Financial services—(concluded)
HSBC Finance Capital Trust IX
5.911%, due 11/30/35(4)	1,450,000		1,145,500
			1,500,700
Food—1.33%
Land O’Lakes Capital Trust I
7.450%, due 03/15/28(6)	785,000		682,950
Smithfield Foods, Inc.
7.000%, due 08/01/11(2)	1,360,000		1,312,400
10.000%, due 07/15/14(6)	410,000		430,500
			2,425,850
Gaming—5.64%
Harrah’s Operating Co., Inc.
10.000%, due 12/15/18(6)	329,000		250,040
10.000%, due 12/15/18(2),(6)	250,000		190,000
10.750%, due 02/01/16(2)	1,860,000		1,422,900
Isle of Capri Casinos
7.000%, due 03/01/14(2)	855,000		763,087
Mandalay Resort Group
6.375%, due 12/15/11	790,000		703,100
MGM Mirage, Inc.
5.875%, due 02/27/14	395,000		288,350
6.625%, due 07/15/15(2)	790,000		598,425
7.500%, due 06/01/16(2)	1,195,000		914,175
Mohegan Tribal Gaming
6.125%, due 02/15/13	1,475,000		1,172,625
8.000%, due 04/01/12	240,000		204,000
11.500%, due 11/01/17(2),(6)	285,000		278,588
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15(2)	1,260,000		1,134,000
River Rock Entertainment
9.750%, due 11/01/11	955,000		885,762
Station Casinos
6.000%, due 04/01/12(2),(3)	575,000		130,094
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14(2)	1,440,000		1,368,000
			10,303,146
Health care providers & services—1.65%
HCA, Inc.
6.500%, due 02/15/16(2)	3,165,000		2,951,363
9.250%, due 11/15/16	55,000		57,475
			3,008,838
Hotels, restaurants & leisure—0.87%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14	EUR	925,000	1,143,473
TUI AG
5.125%, due 12/10/12	EUR	380,000	450,178
			1,593,651

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Insurance—2.51%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	791,293
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		835,230
Liberty Mutual Group
7.800%, due 03/15/37(6)	2,000,000		1,680,000
Lincoln National Corp.
7.000%, due 05/17/66(4)	1,555,000		1,275,100
			4,581,623
Machinery—0.89%
AGCO Corp.
6.875%, due 04/15/14	EUR	300,000	426,043
Terex Corp.
7.375%, due 01/15/14	1,220,000		1,198,650
			1,624,693
Machinery-agriculture & construction—0.48%
Case Corp.
7.250%, due 01/15/16	625,000		604,688
Case New Holland, Inc.
7.125%, due 03/01/14	275,000		272,250
			876,938
Manufacturing-diversified—1.97%
American Railcar Industries, Inc.
7.500%, due 03/01/14	1,135,000		1,032,850
RBS Global & Rexnord Corp.
9.500%, due 08/01/14	1,590,000		1,574,100
SPX Corp.
7.625%, due 12/15/14	955,000		983,650
			3,590,600
Media—0.96%
Lamar Media Corp.
6.625%, due 08/15/15(2)	285,000		272,175
7.250%, due 01/01/13(2)	1,135,000		1,115,137
Series C,
6.625%, due 08/15/15(2)	105,000		99,225
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	259,011
			1,745,548
Medical products—0.89%
Bausch & Lomb, Inc.
9.875%, due 11/01/15(2)	1,215,000		1,257,525
FMC Finance III SA
6.875%, due 07/15/17	365,000		358,613
			1,616,138

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Metals—2.53%
Century Aluminum Co.
7.500%, due 08/15/14	2,315,000		2,095,075
Novelis, Inc.
7.250%, due 02/15/15	2,670,000		2,396,325
RathGibson, Inc.
11.250%, due 02/15/14(2),(3)	335,000		121,437
			4,612,837
Metals & mining—2.11%
Arch Western Finance
6.750%, due 07/01/13	985,000		950,525
Foundation PA Coal Co.
7.250%, due 08/01/14	1,160,000		1,164,350
Freeport-McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15	140,000		150,150
Massey Energy Co.
6.875%, due 12/15/13	1,065,000		1,051,687
Teck Resources Ltd.
10.250%, due 05/15/16	155,000		178,638
10.750%, due 05/15/19	305,000		355,325
			3,850,675
Oil & gas—10.06%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	697,268
6.375%, due 06/15/15	2,240,000		2,133,600
7.500%, due 09/15/13	595,000		603,925
7.500%, due 06/15/14	515,000		520,150
Compton Petroleum Finance Corp.
7.625%, due 12/01/13	1,150,000		848,125
Delta Petroleum Corp.
7.000%, due 04/01/15	1,490,000		998,300
Denbury Resources, Inc.
7.500%, due 12/15/15	1,040,000		1,040,000
El Paso Corp.
6.875%, due 06/15/14	2,055,000		2,045,681
Forest Oil Corp.
8.000%, due 12/15/11	140,000		143,850
Hilcorp Energy Co.
9.000%, due 06/01/16(6)	510,000		510,000
Inergy LP
6.875%, due 12/15/14	1,475,000		1,430,750
Linn Energy LLC
9.875%, due 07/01/18	990,000		1,009,800
Markwest Energy Partners
8.500%, due 07/15/16	975,000		989,625
Pacific Energy Partners
6.250%, due 09/15/15	65,000		68,721
Range Resources Corp.
7.375%, due 07/15/13(2)	1,350,000		1,373,625

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Regency Energy Partners
8.375%, due 12/15/13	1,198,000		1,227,950
Swift Energy Co.
7.625%, due 07/15/11	915,000		919,575
Targa Resources, Inc.
8.500%, due 11/01/13	820,000		799,500
Targa Resources Partners
8.250%, due 07/01/16	630,000		617,400
Tenaska Alabama Partners
7.000%, due 06/30/21(6)	234,708		219,109
Williams Partners LP
7.500%, due 06/15/11	170,000		175,961
			18,372,915
Oil refining—1.60%
Petroplus Finance Ltd.
6.750%, due 05/01/14(2),(6)	1,050,000		981,750
Tesoro Corp.
6.250%, due 11/01/12	1,835,000		1,802,888
6.500%, due 06/01/17	160,000		143,200
			2,927,838
Oil services—2.56%
Basic Energy Services
7.125%, due 04/15/16	1,335,000		1,108,050
CIE Generale de Geophysique
7.500%, due 05/15/15	1,270,000		1,260,475
Helix Energy Solutions
9.500%, due 01/15/16(6)	1,005,000		1,032,637
Hornbeck Offshore Services, Series B
6.125%, due 12/01/14	1,375,000		1,271,875
			4,673,037
Paper & forest products—1.96%
Boise Cascade LLC
7.125%, due 10/15/14	1,230,000		1,020,900
Boise Paper Holdings LLC
9.000%, due 11/01/17(6)	725,000		732,250
Domtar Corp.
10.750%, due 06/01/17(2)	810,000		929,475
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	900,000	900,650
			3,583,275
Publishing—0.08%
R.H. Donnelley, Inc.
11.750%, due 05/15/15(3),(6)	257,000		146,490

Railroads—0.59%
RailAmerica, Inc.
9.250%, due 07/01/17(6)	1,030,000		1,076,350

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—0.69%
iStar Financial, Inc.
5.875%, due 03/15/16	550,000		277,750
Prologis International Funding SA
5.875%, due 10/23/14	EUR	750,000	975,208
			1,252,958
Retail—0.70%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15(2),(9)	1,442,703		1,276,792

Special purpose entity—0.83%
Argon Capital PLC
8.162%, due 10/05/12(4),(5)	GBP	750,000	542,831
Barry Callebaut Services NV
6.000%, due 07/13/17	EUR	140,000	200,880
Glencore Finance Europe
6.500%, due 02/27/19	GBP	500,000	780,611
			1,524,322
Steel—1.27%
California Steel Industries
6.125%, due 03/15/14	1,280,000		1,177,600
US Steel Corp.
5.650%, due 06/01/13	24,000		23,635
7.000%, due 02/01/18(2)	1,170,000		1,126,701
			2,327,936
Telecommunication services—2.32%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	790,000		620,150
Nordic Telephone Co. Holdings
6.399%, due 05/01/16(7)	EUR	535,000	777,491
8.875%, due 05/01/16(6)	705,000		733,200
Softbank Corp.
7.750%, due 10/15/13	EUR	1,450,000	2,112,555
			4,243,396
Telephone-integrated—1.27%
Frontier Communications Corp.
7.000%, due 11/01/25	540,000		437,400
7.050%, due 10/01/46	905,000		696,850
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,092,609
9.750%, due 04/15/14	GBP	50,000	84,524
			2,311,383
Transportation services—0.92%
Bristow Group, Inc.
6.125%, due 06/15/13	947,000		909,120
PHI, Inc.
7.125%, due 04/15/13	805,000		772,800
			1,681,920

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—0.25%
Crown Castle International Corp.
9.000%, due 01/15/15	430,000	453,650
Total corporate bonds (cost—$155,190,626)		164,308,545

Loan assignments(7)—6.49%
Biotechnology—0.11%
Invitrogen Term Loan
5.250%, due 06/11/15	198,125	198,785

Cable—0.48%
Charter Communications Operating LLC Term Loan B
6.250%, due 04/27/11	906,699	878,787

Chemicals—0.64%
Lyondell Bassell Term Loan
13.000%, due 06/12/14	222,932	230,712
Lyondell Bassell Term Loan B2
3.744%, due 05/22/15	904,931	512,544
5.990%, due 12/20/14	111,415	115,303
6.560%, due 12/22/14	333,852	314,796
		1,173,355
Commercial services—0.60%
Aramark Term Loan
2.158%, due 01/26/14	263,666	241,447
2.158%, due 01/30/14	413,246	378,422
Aramark Term Loan B
2.118%, due 01/17/14	28,603	26,192
2.118%, due 01/26/14	45,353	41,531
2.158%, due 01/26/14	450,224	412,284
		1,099,876
Computer software & services—0.99%
Sungard Term Loan B
3.879%, due 02/28/14	140,840	136,163
4.089%, due 02/28/14	1,730,299	1,672,836
		1,808,999
Defense/aerospace—0.47%
Hawker Beechcraft Acquisition Co. Term Loan
2.283%, due 03/26/14	60,863	48,149
Hawker Beechcraft Term Loan
2.243%, due 03/26/14	686,542	543,131
2.283%, due 03/26/14	342,045	270,595
		861,875
Energy equipment & services—0.53%
Precision Drilling Term Loan
9.250%, due 09/30/14	962,500	963,299

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Loan assignments(7)—(concluded)
Machinery—0.42%
Charter Per Loan
6.250%, due 04/30/14	119,482	108,616
Manitowoc Term Loan B
7.500%, due 04/14/14	678,291	663,878
		772,494
Metals—0.54%
Aleris International Term Loan
4.250%, due 02/12/10	355,182	243,893
4.250%, due 02/12/15	255,431	19,584
12.500%, due 12/19/13	535,522	236,524
13.000%, due 02/12/10	140,604	142,186
13.000%, due 12/19/13	46,868	47,398
Aleris Term Loan
13.000%, due 02/12/10	281,208	284,372
		973,957
Paper & packaging—0.72%
Georgia Pacific Corp. Term Loan
2.283%, due 12/23/13	350,749	336,982
2.302%, due 12/23/13	36,623	35,185
Georgia Pacific First Lien B Term Loan B
2.464%, due 02/15/14	58,880	56,569
Georgia Pacific Term Loan A
2.302%, due 12/23/10	923,020	886,792
		1,315,528
Printing & publishing—0.55%
Quebecor World Color Term Loan
9.000%, due 07/21/12	1,000,000	1,000,000

Wireless telecommunication services—0.44%
MetroPCS Term Loan
2.500%, due 11/15/13	556,616	520,436
2.750%, due 11/15/13	307,252	287,280
		807,716
Total loan assignments (cost—$12,200,820)		11,854,671

Collateralized mortgage obligation—0.68%
Financial services—0.68%
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.314%, due 07/25/36(7) (cost—$1,250,357)	1,394,336	1,240,379

Asset-backed securities—1.02%
Commercial services—1.02%
Home Equity Loan Trust, Series 2007- FRE1, Class 2AV1
0.374%, due 04/25/37(7)	1,117,437	846,667
Rutland Rated Investments, Series DRYD-1A, Class A1AL
0.642%, due 06/20/13(7),(10),(11)	1,440,000	1,017,806
Total asset-backed securities (cost—$1,936,397)		1,864,473

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Time deposit —0.70%
Banking-non-US
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$1,277,000)	1,277,000	1,277,000

	Number of shares
Investment of cash collateral from securities loaned—13.95%
Money market fund—13.95%
UBS Private Money Market Fund LLC(12) (cost—$25,462,277)	25,462,277	25,462,277
Total investments (cost—$197,317,477)(13)—112.84%		206,007,345
Liabilities in excess of other assets—(12.84)%		(23,436,121)
Net assets—100.00%		182,571,224

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $197,317,477; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,252,914
Gross unrealized depreciation	(8,563,046)
Net unrealized appreciation	$8,689,868

(1)	In US Dollars unless otherwise indicated.
(2)	Security, or portion thereof, was on loan at October 31, 2009.
(3)	Bond interest in default.
(4)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009, and resets periodically.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 8.06% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(8)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(9)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Illiquid securities representing 0.75% of net assets as of October 31, 2009.
(11)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.75% of net assets as of October 31, 2009, are considered illiquid and restricted (see table below for more information).

Illiquid and restricted securities	Acquisition dates	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 10/31/09 ($)	Value as a percentage of net assets (%)
Bear Stearns Cos., Inc.
11.000%, 02/02/10	02/01/07	318,400	0.18	355,200	0.19
Rutland Rated Investments, Series DRYD-1A, Class A1AL
0.642%, 06/20/13	03/19/08	951,094	0.52	1,017,806	0.56
		1,269,494	0.70	1,373,006	0.75

(12)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
	Value at	three months ended	three months ended	Value at	three months ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	21,770,202	27,028,292	23,336,217	25,462,277	47,388

(13)	Includes $24,917,853 of investments in securities on loan, at value.

EUR	Euro
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments — October 31, 2009 (unaudited)

Forward foreign currency contract

	Contracts to	In			Unrealized
	deliver	exchange for		Maturity date	appreciation ($)
Euro	17,000,000	USD	25,032,840	12/04/09	16,576

Currency type abbreviation:

USD    United States Dollar

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	164,308,545	—	164,308,545
Loan assignments	—	11,854,671	—	11,854,671
Collateralized mortgage obligation	—	1,240,379	—	1,240,379
Asset-backed securities	—	846,667	1,017,806	1,864,473
Time deposit	—	1,277,000	—	1,277,000
Investment of cash collateral from securities loaned	—	25,462,277	—	25,462,277
Other financial instruments, net(14)	—	16,576	—	16,576
Total	—	205,006,115	1,017,806	206,023,921

(14)	Other financial instruments include forward foreign currency contracts.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

Asset-backed security ($)
Beginning balance	636,437
Net purchases/(sales)	—
Accrued discounts/(premiums)	20,660
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	360,709
Net transfers in/(out) of Level 3	—
Ending balance	1,017,806

The change in unrealized appreciation/(depreciation) relating to the Level 3 investment held at October 31, 2009 was $360,709.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	83.2
United Kingdom	3.1
Canada	2.0
Germany	1.8
Netherlands	1.6
Australia	1.2
Luxembourg	1.2
Cayman Islands	1.1
Japan	1.0
France	0.8
Denmark	0.7
Liberia	0.6
Bermuda	0.5
Norway	0.4
Sweden	0.4
Ireland	0.3
Belgium	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.78%
Aerospace & defense—6.90%
Boeing Co.	258,300	12,346,740
Honeywell International, Inc.	484,600	17,392,294
ITT Industries, Inc.	83,800	4,248,660
L-3 Communications Holdings, Inc.	126,254	9,126,902
Lockheed Martin Corp.	54,700	3,762,813
Northrop Grumman Corp.	322,600	16,171,938
Raytheon Co.	71,500	3,237,520
United Technologies Corp.	108,098	6,642,622
		72,929,489
Air freight & logistics—0.38%
FedEx Corp.	55,700	4,048,833

Auto components—1.80%
Johnson Controls, Inc.	325,350	7,782,372
Magna International, Inc., Class A	284,700	11,282,661
		19,065,033
Beverages—1.71%
PepsiCo, Inc.	299,100	18,110,505

Capital markets—1.80%
Ameriprise Financial, Inc.	121,900	4,226,273
BlackRock, Inc.(1)	14,900	3,225,701
Morgan Stanley	275,125	8,837,015
State Street Corp.	64,700	2,716,106
		19,005,095
Chemicals—1.02%
E.I. du Pont de Nemours and Co.	208,200	6,624,924
Praxair, Inc.	51,700	4,107,048
		10,731,972
Commercial banks—5.66%
BB&T Corp.	318,600	7,617,726
Comerica, Inc.(1)	306,300	8,499,825
PNC Financial Services Group, Inc.(1)	188,975	9,248,436
US Bancorp	532,050	12,354,201
Wells Fargo & Co.	801,300	22,051,776
		59,771,964
Communications equipment—2.27%
Alcatel-Lucent, ADR*	2,550,475	9,411,253
Cisco Systems, Inc.*	350,000	7,997,500
Motorola, Inc.	773,515	6,629,023
		24,037,776
Computers & peripherals—2.70%
Dell, Inc.*	586,950	8,504,905

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks— (continued)
Computers & peripherals— (concluded)
EMC Corp.*	246,000	4,051,620
Hewlett-Packard Co.	248,000	11,770,080
International Business Machines Corp.	35,150	4,239,442
		28,566,047
Consumer finance—1.53%
Capital One Financial Corp.	441,475	16,157,985

Diversified financial services—4.78%
Bank of America Corp.	911,500	13,289,670
Citigroup, Inc.	2,108,639	8,624,334
JPMorgan Chase & Co.	685,343	28,626,777
		50,540,781
Diversified telecommunication services—0.94%
AT&T, Inc.	385,000	9,882,950

Electric utilities—0.79%
Edison International	14,500	461,390
Exelon Corp.	82,000	3,850,720
FPL Group, Inc.	83,000	4,075,300
		8,387,410
Electronic equipment, instruments & components—1.83%
Corning, Inc.	553,400	8,085,174
Tyco Electronics Ltd.	528,850	11,238,063
		19,323,237
Energy equipment & services—2.09%
BJ Services Co.	442,625	8,498,400
Halliburton Co.	465,739	13,604,236
		22,102,636
Food & staples retailing—2.51%
CVS Corp.	628,400	22,182,520
Sysco Corp.(1)	163,700	4,329,865
		26,512,385
Food products—1.42%
Kraft Foods, Inc., Class A	248,025	6,825,648
Sara Lee Corp.	722,850	8,160,977
		14,986,625
Health care equipment & supplies—2.88%
Becton, Dickinson and Co.	58,200	3,978,552
CareFusion Corp.*	196,475	4,395,146
Covidien PLC	332,750	14,015,430

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks— (continued)
Health care equipment & supplies— (concluded)
Zimmer Holdings, Inc.*	152,400	8,011,668
		30,400,796
Health care providers & services—2.47%
Aetna, Inc.	393,175	10,234,345
AmerisourceBergen Corp.	215,475	4,772,771
Cardinal Health, Inc.	392,950	11,136,203
		26,143,319
Hotels, restaurants & leisure—0.39%
Yum! Brands, Inc.	124,200	4,092,390

Household durables—0.81%
Whirlpool Corp.(1)	119,650	8,565,744

Industrial conglomerates—0.78%
General Electric Co.	350,800	5,002,408
Textron, Inc.(1)	184,400	3,278,632
		8,281,040
Insurance—8.10%
ACE Ltd.	349,600	17,955,456
Allstate Corp.	485,800	14,365,106
Aon Corp.	199,500	7,682,745
Axis Capital Holdings Ltd.	127,075	3,671,197
Fidelity National Financial, Inc., Class A	272,700	3,700,539
Hartford Financial Services Group, Inc.	271,325	6,652,889
MetLife, Inc.	345,050	11,742,051
The Travelers Cos., Inc.	164,700	8,200,413
Torchmark Corp.	287,350	11,666,410
		85,636,806
Internet software & services—0.37%
eBay, Inc.*	176,200	3,923,974

IT services—0.69%
Accenture PLC, Class A	8,750	324,450
MasterCard, Inc., Class A(1)	31,700	6,942,934
		7,267,384
Leisure equipment & products—0.34%
Mattel, Inc.	190,325	3,602,852

Machinery—3.23%
Caterpillar, Inc.(1)	267,450	14,725,797
Cummins, Inc.	244,400	10,523,864

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks— (continued)
Machinery— (concluded)
Deere & Co.	194,800	8,873,140
		34,122,801
Media—3.76%
Comcast Corp., Class A	457,900	6,639,550
Omnicom Group, Inc.	328,100	11,247,268
The DIRECTV Group, Inc.(1),*	260,400	6,848,520
The Walt Disney Co.	146,200	4,001,494
Viacom, Inc., Class B*	397,850	10,976,681
		39,713,513
Metals & mining—1.55%
Newmont Mining Corp.	287,900	12,512,134
Nucor Corp.	95,900	3,821,615
		16,333,749
Multi-utilities—1.35%
PG&E Corp.	103,100	4,215,759
Sempra Energy	194,725	10,018,601
		14,234,360
Multiline retail—1.51%
J.C. Penney Co., Inc. (Holding Co.)	480,200	15,909,026

Oil, gas & consumable fuels—9.47%
Anadarko Petroleum Corp.	131,000	7,981,830
Apache Corp.	177,377	16,694,723
BP PLC, ADR	200,850	11,372,127
Chevron Corp.	140,200	10,730,908
ConocoPhillips	90,800	4,556,344
Devon Energy Corp.(1)	52,300	3,384,333
Exxon Mobil Corp.	190,237	13,634,286
Marathon Oil Corp.	353,250	11,293,402
Occidental Petroleum Corp.	244,897	18,582,784
Valero Energy Corp.	98,325	1,779,683
		100,010,420
Personal products—0.69%
Avon Products, Inc.	226,300	7,252,915

Pharmaceuticals—7.44%
Bristol-Myers Squibb Co.	182,200	3,971,960
Johnson & Johnson	221,200	13,061,860
Merck & Co., Inc.(1)	129,900	4,017,807
Pfizer, Inc.	1,607,902	27,382,563
Sanofi-Aventis, ADR	326,400	12,050,688

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—(concluded)
Schering-Plough Corp.	643,100	18,135,420
		78,620,298
Road & rail—1.73%
CSX Corp.	340,600	14,366,508
Union Pacific Corp.	71,600	3,948,024
		18,314,532
Semiconductors & semiconductor equipment—3.23%
Intel Corp.	844,700	16,142,217
Lam Research Corp.(1),*	85,650	2,888,118
Texas Instruments, Inc.(1)	645,700	15,141,665
		34,172,000
Software—3.28%
CA, Inc.	754,025	15,774,203
Microsoft Corp.	528,977	14,668,532
Oracle Corp.	198,100	4,179,910
		34,622,645
Specialty retail—2.09%
Home Depot, Inc.	176,125	4,418,976
Lowe’s Cos., Inc.	572,750	11,208,718
The Gap, Inc.	301,600	6,436,144
		22,063,838
Textiles, apparel & luxury goods—0.61%
Nike, Inc., Class B(1)	104,400	6,491,592

Tobacco—0.61%
Philip Morris International, Inc.	135,400	6,412,544

Wireless telecommunication services—1.27%
Vodafone Group PLC, ADR(1)	604,100	13,404,979
Total common stocks (cost—$1,005,721,419)		1,043,754,240

Face amount ($)
Time deposit—1.23%
Banking-non-US—1.23%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$13,026,000)	13,026,000	13,026,000

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Investment of cash collateral from securities loaned—7.48%
Money market fund—7.48%
UBS Private Money Market Fund LLC(2) (cost—$79,007,879)	79,007,879	79,007,879
Total investments (cost—$1,097,755,298)(3)—107.49%		1,135,788,119
Liabilities in excess of other assets—(7.49)%		(79,172,020)
Net assets—100.00%		1,056,616,099

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,097,755,298; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$112,960,377
Gross unrealized depreciation	(74,927,556)
Net unrealized appreciation	$38,032,821

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)	The table below details the Portolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months ended	three months ended	Value at	three months ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	147,996,105	189,499,469	258,487,695	79,007,879	22,405

(3)	Includes $74,666,388 of investments in securities on loan, at value.

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,043,754,240	—	—	1,043,754,240
Time deposit	—	13,026,000	—	13,026,000
Investment of cash collateral from securities loaned	—	79,007,879	—	79,007,879
Total	1,043,754,240	92,033,879	—	1,135,788,119

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	89.6
Switzerland	2.6
United Kingdom	2.2
France	1.9
Ireland	1.3
Cayman Islands	1.1
Canada	1.0
Bermuda	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—97.51%
Aerospace & defense—2.92%
Boeing Co.	84,750	4,051,050
General Dynamics Corp.	212,484	13,322,747
Precision Castparts Corp.	71,250	6,806,512
United Technologies Corp.	54,600	3,355,170
		27,535,479
Air freight & logistics—2.03%
Expeditors International of Washington, Inc.	185,000	5,960,700
FedEx Corp.	81,760	5,943,134
United Parcel Service, Inc., Class B(1)	135,100	7,252,168
		19,156,002
Auto components—0.32%
Johnson Controls, Inc.	127,280	3,044,538

Automobiles—0.33%
Harley-Davidson, Inc.	124,740	3,108,521

Beverages—0.61%
Coca-Cola Co.	29,778	1,587,465
Coca-Cola Enterprises, Inc.(1)	127,900	2,439,053
PepsiCo, Inc.	27,693	1,676,811
		5,703,329
Biotechnology—1.36%
Amgen, Inc.*	41,400	2,224,422
Gilead Sciences, Inc.*	248,879	10,589,801
		12,814,223
Capital markets—2.85%
Bank of New York Mellon Corp.	259,100	6,907,606
Goldman Sachs Group, Inc.	106,825	18,178,410
TD Ameritrade Holding Corp.*	93,800	1,810,340
		26,896,356
Chemicals—2.49%
Ashland, Inc.(1)	20,800	718,432
Dow Chemical Co.(1)	313,373	7,357,998
Lubrizol Corp.	8,700	579,072
Potash Corp. of Saskatchewan, Inc.(1)	25,419	2,358,375
Praxair, Inc.	68,000	5,401,920
Syngenta AG, ADR	91,100	4,311,763
The Mosaic Co.	43,070	2,012,661
W. R. Grace & Co.*	32,400	709,236
		23,449,457
Commercial banks—4.08%
HSBC Holdings PLC, ADR(1)	75,400	4,176,406
ICICI Bank Ltd., ADR	93,659	2,945,576
Itau Unibanco Banco Multiplo SA(1)	152,568	2,920,152
SunTrust Banks, Inc.	184,900	3,533,439

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
US Bancorp(1)	298,470	6,930,473
Wells Fargo & Co.	652,922	17,968,413
		38,474,459
Communications equipment—5.79%
Arris Group, Inc.(1),*	72,900	747,954
Cisco Systems, Inc.*	790,614	18,065,530
Harris Corp.	38,300	1,597,876
Juniper Networks, Inc.*	320,612	8,178,812
Polycom, Inc.*	36,300	779,361
QUALCOMM, Inc.	607,903	25,173,263
		54,542,796
Computers & peripherals—9.40%
Apple, Inc.*	231,874	43,708,249
Dell, Inc.*	64,100	928,809
EMC Corp.*	217,340	3,579,590
Hewlett-Packard Co.	101,308	4,808,078
International Business Machines Corp.	150,092	18,102,596
NetApp, Inc.*	294,600	7,968,930
Teradata Corp.*	273,000	7,611,240
Western Digital Corp.*	56,800	1,913,024
		88,620,516
Construction & engineering—0.20%
Fluor Corp.	43,400	1,927,828

Consumer finance—0.31%
American Express Co.	84,475	2,943,109

Containers & packaging—0.41%
Crown Holdings, Inc.*	40,500	1,079,325
Owens-Illinois, Inc.*	18,200	580,216
Pactiv Corp.*	95,300	2,200,477
		3,860,018
Diversified consumer services—1.06%
Apollo Group, Inc., Class A(1),*	126,911	7,246,618
Weight Watchers International, Inc.(1)	101,900	2,701,369
		9,947,987
Diversified financial services—3.95%
Bank of America Corp.	222,910	3,250,028
CME Group, Inc.	21,900	6,627,159
IntercontinentalExchange, Inc.*	75,200	7,534,288
JPMorgan Chase & Co.	330,935	13,823,155

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Diversified financial services—(concluded)
Moody’s Corp.(1)	253,800	6,009,984
		37,244,614
Electrical equipment—0.31%
ABB Ltd., ADR	158,280	2,932,928

Energy equipment & services—3.82%
Cameron International Corp.*	30,100	1,112,797
Halliburton Co.	170,140	4,969,789
National-Oilwell Varco, Inc.*	127,960	5,245,081
Noble Corp.	34,400	1,401,456
Schlumberger Ltd.	131,970	8,208,534
Transocean Ltd.*	179,354	15,049,594
		35,987,251
Food & staples retailing—1.18%
Wal-Mart Stores, Inc.	68,111	3,383,755
Walgreen Co.	204,000	7,717,320
		11,101,075
Food products—0.36%
Archer-Daniels-Midland Co.	64,100	1,930,692
Del Monte Foods Co.	132,200	1,427,760
		3,358,452
Health care equipment & supplies—1.46%
American Medical Systems Holdings, Inc.(1),*	51,800	798,756
Beckman Coulter, Inc.	28,800	1,852,704
Covidien PLC	86,550	3,645,486
Hospira, Inc.*	36,100	1,611,504
Intuitive Surgical, Inc.(1),*	8,623	2,124,276
Kinetic Concepts, Inc.(1),*	24,300	806,517
Medtronic, Inc.	80,800	2,884,560
		13,723,803
Health care providers & services—2.47%
AmerisourceBergen Corp.	51,400	1,138,510
Coventry Health Care, Inc.*	79,400	1,574,502
McKesson Corp.	46,500	2,730,945
Medco Health Solutions, Inc.*	205,200	11,515,824
UnitedHealth Group, Inc.	244,100	6,334,395
		23,294,176
Hotels, restaurants & leisure—2.38%
International Game Technology	208,250	3,715,180
McDonald’s Corp.	170,839	10,012,874
MGM Mirage*	401,320	3,720,236
Starbucks Corp.*	89,800	1,704,404

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wynn Resorts Ltd.(1),*	60,600	3,285,732
		22,438,426
Household durables—0.91%
Garmin Ltd.(1)	75,600	2,287,656
Leggett & Platt, Inc.(1)	34,600	668,818
Newell Rubbermaid, Inc.(1)	81,000	1,175,310
NVR, Inc.(1),*	2,000	1,324,540
Tempur-Pedic International, Inc.*	59,200	1,146,704
Tupperware Brands Corp.	43,600	1,962,872
		8,565,900
Household products—1.00%
Kimberly-Clark Corp.	28,800	1,761,408
Procter & Gamble Co.	132,600	7,690,800
		9,452,208
Independent power producers & energy traders—0.27%
AES Corp.(1),*	100,500	1,313,535
Constellation Energy Group, Inc.	39,700	1,227,524
		2,541,059
Industrial conglomerates—0.49%
Carlisle Cos., Inc.	18,400	571,136
Siemens AG, ADR(1)	44,390	3,995,988
		4,567,124
Insurance—2.26%
AFLAC, Inc.(1)	54,000	2,240,460
Endurance Specialty Holdings Ltd.(1)	31,300	1,126,487
Hartford Financial Services Group, Inc.	408,320	10,012,006
Lincoln National Corp.	136,760	3,258,991
Marsh & McLennan Cos., Inc.	129,150	3,029,859
Principal Financial Group, Inc.(1)	29,600	741,184
Prudential Financial, Inc.	18,600	841,278
		21,250,265
Internet & catalog retail—0.96%
Amazon.com, Inc.*	40,120	4,766,657
Priceline.com, Inc.(1),*	27,200	4,291,888
		9,058,545
Internet software & services—6.32%
Baidu, Inc., ADR(1),*	16,619	6,280,653
Google, Inc., Class A*	68,569	36,761,212
VeriSign, Inc.(1),*	548,340	12,507,635
Yahoo!, Inc.*	248,770	3,955,443
		59,504,943
IT services—5.95%
Accenture PLC, Class A	135,950	5,041,026
Broadridge Financial Solutions, Inc.	35,800	744,998

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Computer Sciences Corp.(1),*	29,000	1,470,590
Fidelity National Information Services, Inc.(1)	48,100	1,046,656
Fiserv, Inc.*	29,700	1,362,339
Global Payments, Inc.	30,400	1,496,592
Hewitt Associates, Inc., Class A*	46,500	1,651,680
MasterCard, Inc., Class A(1)	76,709	16,800,805
Visa, Inc., Class A(1)	273,980	20,756,725
Western Union Co.	313,490	5,696,113
		56,067,524
Life sciences tools & services—0.19%
Life Technologies Corp.*	36,900	1,740,573

Machinery—2.16%
Caterpillar, Inc.(1)	18,320	1,008,699
Cummins, Inc.	84,380	3,633,403
Eaton Corp.	36,930	2,232,419
Illinois Tool Works, Inc.	140,390	6,446,709
PACCAR, Inc.(1)	166,150	6,215,671
Toro Co.(1)	21,500	795,930
		20,332,831
Media—0.62%
DISH Network Corp., Class A*	59,500	1,035,300
The DIRECTV Group, Inc.(1),*	50,600	1,330,780
Viacom, Inc., Class B*	127,200	3,509,448
		5,875,528
Metals & mining—1.58%
Barrick Gold Corp.	82,100	2,949,853
BHP Billiton Ltd., ADR(1)	58,020	3,804,952
BHP Billiton PLC, ADR	89,600	4,856,320
Freeport-McMoRan Copper & Gold, Inc.*	35,920	2,635,091
Walter Energy, Inc.(1)	11,000	643,500
		14,889,716
Multiline retail—0.82%
Dollar Tree, Inc.*	29,900	1,349,387
Target Corp.	132,120	6,398,572
		7,747,959
Oil, gas & consumable fuels—2.98%
CONSOL Energy, Inc.	83,790	3,587,050
EOG Resources, Inc.	94,700	7,733,202
Exxon Mobil Corp.	18,653	1,336,860
Hess Corp.	90,340	4,945,212
Petroleo Brasileiro SA, ADR	226,311	10,460,094
		28,062,418
Pharmaceuticals—4.08%
Abbott Laboratories	184,894	9,350,090

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Allergan, Inc.	176,600	9,933,750
Endo Pharmaceuticals Holdings, Inc.*	41,100	920,640
Forest Laboratories, Inc.(1),*	26,300	727,721
Johnson & Johnson	59,267	3,499,716
Merck & Co., Inc.(1)	117,560	3,636,131
Novo Nordisk A/S, ADR	98,700	6,134,205
Pfizer, Inc.	95,543	1,627,097
Teva Pharmaceutical Industries Ltd., ADR	52,620	2,656,258
		38,485,608
Real estate investment trusts (REITs)—0.12%
Annaly Capital Management, Inc.	66,800	1,129,588

Road & rail—1.34%
Avis Budget Group, Inc.(1),*	90,000	756,000
Norfolk Southern Corp.	75,831	3,535,241
Union Pacific Corp.	151,098	8,331,544
		12,622,785
Semiconductors & semiconductor equipment—2.05%
Altera Corp.	183,530	3,632,059
Analog Devices, Inc.	125,820	3,224,767
Broadcom Corp., Class A*	26,800	713,148
Intel Corp.	151,486	2,894,897
Marvell Technology Group Ltd.(1),*	48,300	662,676
Tessera Technologies, Inc.*	21,800	481,998
Texas Instruments, Inc.	300,550	7,047,897
Xilinx, Inc.	30,700	667,725
		19,325,167
Software—6.17%
Adobe Systems, Inc.*	213,736	7,040,464
BMC Software, Inc.*	81,770	3,038,573
CA, Inc.	38,300	801,236
Intuit, Inc.(1),*	279,200	8,116,344
McAfee, Inc.*	95,844	4,013,947
Microsoft Corp.	482,555	13,381,250
Oracle Corp.	738,022	15,572,264
Symantec Corp.*	350,200	6,156,516
		58,120,594
Specialty retail—4.50%
Advance Auto Parts, Inc.(1)	31,000	1,155,060
Bed Bath & Beyond, Inc.*	74,700	2,630,187
Best Buy Co., Inc.	158,590	6,054,966
Lowe’s Cos., Inc.	406,138	7,948,121
Ross Stores, Inc.(1)	68,900	3,032,289
Staples, Inc.(1)	595,930	12,931,681
The Gap, Inc.	135,531	2,892,232
The Sherwin-Williams Co.	13,800	787,152

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
TJX Cos., Inc.	132,990	4,967,176
		42,398,864
Textiles, apparel & luxury goods—1.59%
Carter’s, Inc.*	60,100	1,418,360
Coach, Inc.	201,950	6,658,292
Nike, Inc., Class B(1)	111,500	6,933,070
		15,009,722
Tobacco—0.21%
Philip Morris International, Inc.	42,413	2,008,680

Wireless telecommunication services—0.85%
Crown Castle International Corp.*	265,000	8,008,300
Total common stocks (cost—$847,226,989)		918,871,244

Face amount ($)
Time deposit —1.94%
Banking-non-US—1.94%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$18,274,000)	18,274,000	18,274,000

	Number of shares
Money market fund—0.23%
BlackRock Liquidity Funds TempFund Institutional Shares, (cost—$2,197,614)	2,197,614	2,197,614

Investment of cash collateral from securities loaned—12.71%
Money market fund—12.71%
UBS Private Money Market Fund LLC(2) (cost—$119,745,637)	119,745,637	119,745,637
Total investments (cost—$987,444,240)(3)—112.39%		1,059,088,495
Liabilities in excess of other assets—(12.39)%		(116,774,441)
Net assets—100.00%		942,314,054

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was 987,444,240; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$101,450,229
Gross unrealized depreciation	(29,805,974)
Net unrealized appreciation	$71,644,255

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	150,213,457	135,968,958	166,436,778	119,745,637	36,296

(3)	Includes $113,394,413 of investments in securities on loan, at market value.

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	918,871,244	—	—	918,871,244
Time deposit	—	18,274,000	—	18,274,000
Money market fund	—	2,197,614	—	2,197,614
Investment of cash collateral from securities loaned	—	119,745,637	—	119,745,637
Total	918,871,244	140,217,251	—	1,059,088,495

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.8
Cayman Islands	2.5
Switzerland	2.2
Brazil	1.3
United Kingdom	0.9
Ireland	0.8
Netherlands Antilles	0.8
Denmark	0.6
Canada	0.5
Germany	0.4
Australia	0.4
India	0.3
Israel	0.3
Bermuda	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—96.58%
Aerospace & defense—0.95%
DigitalGlobe, Inc.(1),*	20,500	457,765
DynCorp International, Inc., Class A*	36,500	620,500
Esterline Technologies Corp.*	9,500	400,045
Hexcel Corp.*	170,000	1,870,000
		3,348,310
Air freight & logistics—0.63%
Forward Air Corp.(1)	105,000	2,240,700

Auto components—0.77%
Autoliv, Inc.(1)	54,100	1,816,678
Cooper Tire & Rubber Co.	60,140	917,736
		2,734,414
Automobiles—0.56%
Thor Industries, Inc.	75,000	1,966,500

Beverages—0.42%
Dr. Pepper Snapple Group, Inc.*	54,600	1,488,396

Building products—0.32%
Quanex Building Products Corp.	75,300	1,119,711

Capital markets—2.50%
Invesco Ltd.	57,200	1,209,780
Raymond James Financial, Inc.(1)	204,505	4,828,363
Stifel Financial Corp.(1),*	54,000	2,805,840
		8,843,983
Chemicals—1.81%
Airgas, Inc.(1)	32,300	1,432,828
Celanese Corp., Series A(1)	46,200	1,268,190
Eastman Chemical Co.(1)	10,450	548,730
International Flavors & Fragrances, Inc.	27,525	1,048,427
RPM International, Inc.	119,605	2,107,440
		6,405,615
Commercial banks—8.26%
Bank of Hawaii Corp.(1)	62,500	2,775,000
Cathay General Bancorp(1)	360,000	3,178,800
CVB Financial Corp.(1)	310,400	2,486,304
East West Bancorp, Inc.(1)	110,030	993,571
First Horizon National Corp.(1),*	168,274	1,990,681
Fulton Financial Corp.(1)	137,900	1,139,054
International Bancshares Corp.(1)	167,000	2,479,950
MB Financial, Inc.	59,100	1,056,708
Prosperity Bancshares, Inc.(1)	65,900	2,358,561
Synovus Financial Corp.	1,066,190	2,366,942
Texas Capital Bancshares, Inc.(1),*	132,125	1,925,061
United Community Banks, Inc.*	248,249	1,007,889
Wilmington Trust Corp.(1)	200,670	2,418,074

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Zions Bancorporation(1)	216,000	3,058,560
		29,235,155
Commercial services & supplies—5.11%
ATC Technology Corp.*	85,000	1,776,500
Copart, Inc.*	113,000	3,635,210
Republic Services, Inc.	42,360	1,097,548
Schawk, Inc.	189,000	1,855,980
School Specialty, Inc.*	123,000	2,736,750
United Stationers, Inc.*	70,000	3,299,800
Waste Connections, Inc.(1),*	117,370	3,688,939
		18,090,727
Communications equipment—0.58%
Plantronics, Inc.	64,600	1,557,506
Tellabs, Inc.*	80,600	485,212
		2,042,718
Computers & peripherals—2.04%
Avid Technology, Inc.*	219,100	2,767,233
Electronics for Imaging, Inc.*	262,000	3,054,920
Western Digital Corp.(1),*	41,300	1,390,984
		7,213,137
Construction & engineering—2.32%
Dycom Industries, Inc.*	305,395	3,017,303
Fluor Corp.	28,400	1,261,528
Great Lakes Dredge & Dock Co.	24,700	151,411
MasTec, Inc.*	85,000	1,003,000
Pike Electric Corp.*	220,000	2,761,000
		8,194,242
Consumer finance—0.79%
Discover Financial Services	118,000	1,668,520
EZCORP, Inc., Class A*	86,590	1,123,072
		2,791,592
Containers & packaging—1.72%
Ball Corp.	81,475	4,019,162
Temple-Inland, Inc.(1)	134,500	2,078,025
		6,097,187
Diversified consumer services—1.32%
Coinstar, Inc.(1),*	78,580	2,494,129
H&R Block, Inc.	117,970	2,163,570
		4,657,699
Diversified telecommunication services—1.34%
General Communication, Inc., Class A(1),*	255,500	1,571,325
Premiere Global Services, Inc.*	214,040	1,598,879

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Diversified telecommunication services—(concluded)
tw telecom, Inc.(1),*	124,125	1,563,975
		4,734,179
Electrical equipment—1.46%
AMETEK, Inc.(1)	73,000	2,546,970
Cooper Industries PLC, Class A	56,800	2,197,592
Hubbell, Inc., Class B	9,800	416,794
		5,161,356
Electric utilities—2.22%
DPL, Inc.(1)	43,765	1,109,005
El Paso Electric Co.*	100,000	1,875,000
Northeast Utilities	53,500	1,233,175
NV Energy, Inc.	53,350	611,391
Unitil Corp.(1)	44,100	912,429
Westar Energy, Inc.(1)	110,500	2,116,075
		7,857,075
Electronic equipment, instruments & components—3.53%
Coherent, Inc.(1),*	97,600	2,452,688
Ingram Micro, Inc., Class A*	191,350	3,377,327
Jabil Circuit, Inc.	205,000	2,742,900
Plexus Corp.*	51,000	1,290,300
TTM Technologies, Inc.(1),*	67,800	689,526
Tyco Electronics Ltd.	91,700	1,948,625
		12,501,366
Energy equipment & services—3.06%
Noble Corp.	72,000	2,933,280
Oceaneering International, Inc.*	37,500	1,916,250
TETRA Technologies, Inc.(1),*	188,500	1,783,210
Tidewater, Inc.(1)	100,725	4,197,211
		10,829,951
Food products—2.83%
Brooklyn Cheesecake & Desserts Co., Inc. (2),*	34,680	5,202
Flowers Foods, Inc.(1)	97,500	2,277,600
Fresh Del Monte Produce, Inc.*	119,850	2,601,944
J&J Snack Foods Corp.	41,500	1,625,555
Ralcorp Holdings, Inc.*	39,000	2,094,300
The J. M. Smucker Co.	26,800	1,413,164
		10,017,765
Health care equipment & supplies—1.43%
Cooper Cos., Inc.(1)	75,200	2,106,352
ICU Medical, Inc.*	38,500	1,347,500
Integra LifeSciences Holdings*	35,770	1,092,416

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
STERIS Corp.	17,600	514,976
		5,061,244
Health care providers & services—3.05%
Amedisys, Inc.(1),*	40,500	1,611,495
AMN Healthcare Services, Inc.(1),*	251,000	2,088,320
Chemed Corp.(1)	48,000	2,175,360
Emergency Medical Services Corp., Class A(1),*	31,000	1,488,620
Health Management Associates, Inc., Class A*	346,300	2,112,430
HEALTHSOUTH Corp.(1),*	89,600	1,309,056
		10,785,281
Hotels, restaurants & leisure—2.16%
Burger King Holdings, Inc.(1)	181,000	3,105,960
Cracker Barrel Old Country Store, Inc.	6,400	212,160
Papa John’s International, Inc.(1),*	64,000	1,440,000
Wyndham Worldwide Corp.(1)	168,700	2,876,335
		7,634,455
Household durables—1.35%
American Greetings Corp., Class A(1)	74,510	1,515,533
Jarden Corp.	60,800	1,665,312
Newell Rubbermaid, Inc.(1)	108,900	1,580,139
		4,760,984
Independent power producers & energy traders—0.43%
AES Corp.*	115,700	1,512,199

Industrial conglomerates—0.18%
Textron, Inc.	36,700	652,526

Insurance—5.58%
Arch Capital Group Ltd.*	25,450	1,714,567
Aspen Insurance Holdings Ltd.	34,800	897,840
Brown & Brown, Inc.	175,625	3,226,231
HCC Insurance Holdings, Inc.	79,150	2,088,768
Horace Mann Educators Corp.	178,000	2,212,540
Protective Life Corp.(1)	108,100	2,080,925
Reinsurance Group of America, Inc.(1)	35,300	1,627,330
Selective Insurance Group, Inc.	166,000	2,543,120
Unum Group(1)	106,800	2,130,660

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Zenith National Insurance Corp.(1)	43,235	1,233,495
		19,755,476
Internet & catalog retail—0.29%
HSN, Inc.*	67,700	1,011,438
Internet software & services—0.49%
DealerTrack Holdings, Inc.(1),*	106,000	1,746,880

IT services—2.84%
Amdocs Ltd.*	128,100	3,228,120
Broadridge Financial Solutions, Inc.	41,230	857,996
Unisys Corp.(1),*	70,700	2,060,198
VeriFone Holdings, Inc.(1),*	293,500	3,903,550
		10,049,864
Leisure equipment & products—0.59%
RC2 Corp.*	160,000	2,089,600

Life sciences tools & services—2.53%
Bio-Rad Laboratories, Inc., Class A*	23,500	2,100,665
Charles River Laboratories International, Inc.(1),*	76,000	2,775,520
Covance, Inc.(1),*	60,000	3,100,800
Life Technologies Corp.(1),*	21,000	990,570
		8,967,555
Machinery—3.07%
Briggs & Stratton Corp.(1)	83,850	1,567,995
Harsco Corp.	37,060	1,167,020
Kennametal, Inc.(1)	142,450	3,356,122
Snap-on, Inc.(1)	43,155	1,576,452
SPX Corp.(1)	19,800	1,045,044
Wabtec Corp.(1)	58,000	2,132,080
		10,844,713
Marine—0.48%
Kirby Corp.(1),*	50,500	1,706,900

Media—2.45%
Gannett Co., Inc.(1)	88,950	873,489
John Wiley & Sons, Inc., Class A(1)	103,765	3,654,603
Scholastic Corp.(1)	96,080	2,389,510
Shaw Communications, Inc., Class B	60,500	1,073,875
Valassis Communications, Inc.(1),*	36,770	670,317
		8,661,794
Metals & mining—1.21%
Cliffs Natural Resources, Inc.(1)	37,800	1,344,546
Thompson Creek Metals Co., Inc.(1),*	216,700	2,206,006

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of
Security description	shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Walter Energy, Inc.(1)	12,700	742,950
		4,293,502
Multi-utilities—0.84%
CMS Energy Corp.(1)	164,800	2,191,840
NSTAR	25,500	789,225
		2,981,065
Multiline retail—0.62%
Fred’s, Inc., Class A(1)	140,400	1,662,336
J.C. Penney Co., Inc.	16,300	540,019
		2,202,355
Oil, gas & consumable fuels—3.06%
Comstock Resources, Inc.*	117,850	4,842,456
El Paso Corp.	114,000	1,118,340
Goodrich Petroleum Corp.(1),*	45,440	1,166,445
Newfield Exploration Co.*	40,400	1,657,208
Whiting Petroleum Corp.(1),*	36,000	2,030,400
		10,814,849
Paper & forest products—0.82%
Glatfelter	178,000	1,881,460
Neenah Paper, Inc.(1)	97,900	1,013,265
		2,894,725
Personal products—0.40%
Nu Skin Enterprises, Inc., Class A	62,900	1,431,604

Professional services—1.63%
FTI Consulting, Inc.(1),*	72,000	2,938,320
Heidrick & Struggles International, Inc.(1)	35,050	958,968
Resources Connection, Inc.*	108,500	1,873,795
		5,771,083
Real estate investment trusts (REITs)—3.48%
Annaly Capital Management, Inc.	160,900	2,720,819
Boston Properties, Inc.(1)	23,400	1,422,018
CBL & Associates Properties, Inc.(1)	192,000	1,566,720
DiamondRock Hospitality Co.(1),*	147,200	1,120,192
DuPont Fabros Technology, Inc.*	19,800	298,584
Health Care REIT, Inc.(1)	56,000	2,484,720
MFA Financial, Inc.	292,775	2,172,390
National Retail Properties, Inc.(1)	27,300	529,074
		12,314,517
Road & rail—1.29%
Con-way, Inc.(1)	77,675	2,562,498

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Landstar System, Inc.(1)	57,000	2,008,680
		4,571,178
Semiconductors & semiconductor equipment—3.80%
Entegris, Inc.*	734,500	2,761,720
Marvell Technology Group Ltd.(1),*	54,900	753,228
NVIDIA Corp.(1),*	86,575	1,035,437
ON Semiconductor Corp.(1),*	480,750	3,216,217
Semtech Corp.(1),*	133,800	2,069,886
Varian Semiconductor Equipment Associates, Inc.*	78,500	2,228,615
Veeco Instruments, Inc.*	56,700	1,380,645
		13,445,748
Software—1.41%
Informatica Corp.(1),*	49,800	1,057,254
Solera Holdings, Inc.(1)	90,000	2,899,800
TeleCommunication Systems, Inc., Class A*	114,000	1,019,160
		4,976,214
Specialty retail—2.37%
Borders Group, Inc.(1),*	577,310	1,119,981
Group 1 Automotive, Inc.(1)	64,000	1,626,880
Guess?, Inc.	31,100	1,136,705
Gymboree Corp.*	30,500	1,298,385
OfficeMax, Inc.(1),*	144,000	1,645,920
The Sherwin-Williams Co.	27,545	1,571,167
		8,399,038
Textiles, apparel & luxury goods—1.30%
Phillips-Van Heusen Corp.	67,450	2,708,118
Volcom, Inc.(1),*	113,000	1,876,930
		4,585,048
Thrifts & mortgage finance—2.17%
First Niagara Financial Group, Inc.	215,000	2,760,600
Hudson City Bancorp, Inc.(1)	192,700	2,532,078
New York Community Bancorp, Inc.(1)	222,050	2,395,920
		7,688,598
Trading companies & distributors—0.18%
Huttig Building Products, Inc.(2),*	162,000	106,920

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Textainer Group Holdings Ltd.(1)	34,000	512,040
		618,960
Wireless telecommunication services—0.54%
NTELOS Holdings Corp.	125,700	1,898,070
Total common stocks (cost—$334,879,877)		341,699,241

Preferred stock—0.42%
Commercial banks—0.42%
East West Bancorp, Inc., Series A (cost—$2,188,000)(2),(3)	2,188	1,493,310

Face amount ($)
Time deposit—3.27%
Banking-non-US—3.27%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$11,566,000)	11,566,000	11,566,000

	Number of shares
Investment of cash collateral from securities loaned—27.75%
Money market fund—27.75%
UBS Private Money Market Fund LLC(4) (cost—$98,169,791)	98,169,791	98,169,791
Total investments (cost—$446,803,668)(5)—128.02%		452,928,342
Liabilities in excess of other assets—(28.02)%		(99,147,159)
Net assets—100.00%		353,781,183

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $446,803,668; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,383,134
Gross unrealized depreciation	(29,258,460)
Net unrealized appreciation	$6,124,674

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)	Illiquid securities representing 0.45% of net assets as of October 31, 2009.
(3)	Non cumulative preferred stock. Convertible until 12/31/49.
(4)	The table below details the Portolio’s transaction activity in an affiliated issuer during the three months period ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	86,696,079	86,627,555	75,153,843	98,169,791	48,440

(5)	Includes $91,637,983 of investments in securities on loan, at value.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	341,587,119	112,122	—	341,699,241
Preferred stock	—	—	1,493,310	1,493,310
Time deposit	—	11,566,000	—	11,566,000
Investment of cash collateral from securities loaned	—	98,169,791	—	98,169,791
Total	341,587,119	109,847,913	1,493,310	452,928,342

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

Preferred stock ($)
Beginning balance	1,710,535
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	(217,225)
Net transfers in/(out) of Level 3	—
Ending balance	1,493,310

The change in unrealized appreciation/(depreciation) relating to the Level 3 investment held at October 31, 2009 was $(217,225).

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.8
Cayman Islands	3.1
Bermuda	1.1
China	1.1
Canada	0.7
Guernsey	0.7
Ireland	0.5
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—95.39%
Aerospace & defense—1.69%
DigitalGlobe, Inc.*	25,330	565,619
Orbital Sciences Corp.*	130,900	1,685,992
TransDigm Group, Inc.(1)	95,955	3,759,517
		6,011,128
Air freight & logistics—1.50%
Atlas Air Worldwide Holdings, Inc.*	97,245	2,556,571
Dynamex, Inc.*	38,000	704,140
Forward Air Corp.(1)	39,000	832,260
Hub Group, Inc., Class A*	49,892	1,240,315
		5,333,286
Auto components—0.86%
Exide Technologies*	125,518	768,170
Gentex Corp.	143,500	2,297,435
		3,065,605
Biotechnology—4.42%
Alexion Pharmaceuticals, Inc.*	33,100	1,469,971
Alnylam Pharmaceuticals, Inc.(1),*	36,077	614,752
Cepheid, Inc.(1),*	236,820	3,142,602
Dendreon Corp.(1),*	41,551	1,049,994
Emergent Biosolutions, Inc.*	40,760	587,759
Human Genome Sciences, Inc.(1),*	69,600	1,300,824
Medivation, Inc.(1),*	43,513	1,110,452
Onyx Pharmaceuticals, Inc.(1),*	27,300	726,180
Savient Pharmaceuticals, Inc.(1),*	61,189	770,981
Talecris Biotherapeutics Holdings Corp.*	115,000	2,306,900
United Therapeutics Corp.(1),*	22,200	944,388
Vanda Pharmaceuticals, Inc.(1),*	51,866	529,033
Vertex Pharmaceuticals, Inc.(1),*	33,602	1,127,683
		15,681,519
Capital markets—3.43%
Affiliated Managers Group, Inc.(1),*	66,455	4,219,228
Greenhill & Co., Inc.	17,428	1,502,816
Investment Technology Group, Inc.(1),*	67,945	1,465,574
Lazard Ltd., Class A(1)	43,685	1,649,109
MF Global Ltd.(1),*	325,172	2,315,225
SEI Investments Co.	57,373	1,002,306
		12,154,258
Chemicals—2.98%
Celanese Corp., Series A(1)	74,200	2,036,790
FMC Corp.(1)	36,400	1,860,040
Intrepid Potash, Inc.(1),*	84,240	2,170,023
Landec Corp.*	108,000	706,320
Lubrizol Corp.	18,429	1,226,634
Solutia, Inc.*	170,070	1,870,770
Zoltek Companies, Inc.(1),*	77,500	690,525
		10,561,102

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—0.38%
Pinnacle Financial Partners, Inc.(1),*	106,900	1,357,630

Commercial services & supplies—3.39%
Cenveo, Inc.*	248,450	1,759,026
EnergySolutions, Inc.	189,525	1,580,638
Innerworkings, Inc.(1),*	155,797	802,355
Mobile Mini, Inc.(1),*	49,000	710,500
Ritchie Brothers Auctioneers, Inc.(1)	73,874	1,619,318
Rollins, Inc.(1)	134,000	2,422,720
Sykes Enterprises, Inc.*	37,437	888,754
Waste Connections, Inc.(1),*	71,369	2,243,128
		12,026,439
Communications equipment—4.72%
Aruba Networks, Inc.(1),*	111,407	871,203
Blue Coat Systems, Inc.*	53,772	1,198,040
Brocade Communications Systems, Inc.*	191,100	1,639,638
CommScope, Inc.(1),*	73,300	1,980,566
Digi International, Inc.*	171,500	1,363,425
F5 Networks, Inc.*	83,048	3,728,025
Finisar Corp.(1),*	77,663	578,586
Polycom, Inc.(1),*	250,475	5,377,698
		16,737,181
Computers & peripherals—1.10%
3PAR, Inc.(1),*	291,993	2,747,654
Stratasys, Inc.(1),*	73,500	1,159,830
		3,907,484
Construction & engineering—1.08%
Foster Wheeler AG*	64,800	1,813,752
MasTec, Inc.(1),*	170,800	2,015,440
		3,829,192
Containers & packaging—0.58%
Silgan Holdings, Inc.	38,550	2,072,062

Distributors—0.55%
LKQ Corp.*	112,000	1,934,240

Diversified consumer services—1.67%
Bridgepoint Education, Inc.(1),*	103,500	1,467,630
DeVry, Inc.(1)	28,073	1,552,156
Grand Canyon Education, Inc.*	57,285	929,163
Lincoln Educational Services Corp.(1),*	68,800	1,363,616
Universal Technical Institute, Inc.*	33,000	593,670
		5,906,235
Diversified financial services—1.92%
MSCI, Inc., Class A*	109,153	3,318,251
Portfolio Recovery Associates, Inc.(1),*	75,890	3,501,565
		6,819,816

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—1.23%
AMETEK, Inc.	35,900	1,252,551
Roper Industries, Inc.	27,559	1,393,107
SunPower Corp. Class B(1),*	79,000	1,711,140
		4,356,798
Electric utilities—0.53%
ITC Holdings Corp.	42,200	1,874,524

Electronic equipment, instruments & components—1.89%
Dolby Laboratories, Inc., Class A*	58,094	2,436,462
Echelon Corp.(1),*	83,500	1,139,775
FARO Technologies, Inc.*	38,500	595,210
Napco Security Systems, Inc.*	62,500	120,000
National Instruments Corp.(1)	90,000	2,403,000
		6,694,447
Energy equipment & services—1.32%
Rowan Cos., Inc.	75,628	1,758,351
Smith International, Inc.	18,134	502,856
Superior Energy Services, Inc.(1),*	111,444	2,408,305
		4,669,512
Food & staples retailing—0.65%
United Natural Foods, Inc.(1),*	95,000	2,290,450

Food products—1.32%
Green Mountain Coffee Roasters, Inc.(1),*	57,193	3,806,194
Hain Celestial Group, Inc.(1),*	50,500	885,770
		4,691,964
Health care equipment & supplies—4.42%
Abaxis, Inc.*	46,000	1,049,720
AngioDynamics, Inc.*	122,000	1,842,200
Beckman Coulter, Inc.	16,627	1,069,615
Conceptus, Inc.(1),*	110,741	1,942,397
Cyberonics, Inc.*	65,913	953,102
Edwards Lifesciences Corp.*	12,153	935,052
Insulet Corp.(1),*	67,889	753,568
Inverness Medical Innovations, Inc.(1),*	76,138	2,894,005
Merit Medical Systems, Inc.*	52,041	883,656
Neogen Corp.*	47,750	1,513,675
ResMed, Inc.(1),*	37,600	1,850,296
		15,687,286
Health care providers & services—6.62%
Amedisys, Inc.(1),*	27,400	1,090,246
Bio-Reference Laboratories, Inc.(1),*	31,323	1,012,673
Chemed Corp.(1)	57,000	2,583,240
Community Health Systems, Inc.(1),*	33,700	1,054,136
Emergency Medical Services Corp., Class A*	42,700	2,050,454
Health Net, Inc.*	122,500	1,826,475
IPC The Hospitalist Co.*	65,069	1,971,591

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Lincare Holdings, Inc.(1),*	91,684	2,879,794
MEDNAX, Inc.*	42,500	2,206,600
Omnicare, Inc.(1)	89,885	1,947,808
PSS World Medical, Inc.(1),*	75,700	1,530,654
Psychiatric Solutions, Inc.(1),*	95,000	1,960,800
Universal Health Services, Inc., Class B	24,600	1,368,990
		23,483,461
Health care technology—0.98%
Allscripts Healthcare Solutions, Inc.(1),*	108,000	2,106,000
Cerner Corp.(1),*	11,486	873,396
SXC Health Solutions Corp.(1),*	11,133	508,555
		3,487,951
Hotels, restaurants & leisure—3.15%
Cheesecake Factory, Inc.(1),*	82,000	1,490,760
Chipotle Mexican Grill, Inc., Class B(1),*	14,433	1,153,341
Melco Crown Entertainment Ltd., ADR(1),*	196,926	976,753
Orient-Express Hotels Ltd., Class A(1),*	134,300	1,154,980
Panera Bread Co., Class A*	34,100	2,045,318
Wyndham Worldwide Corp.(1)	254,243	4,334,843
		11,155,995
Insurance—0.40%
Brown & Brown, Inc.(1)	78,000	1,432,860

Internet & catalog retail—1.53%
Priceline.com, Inc.(1),*	27,528	4,343,643
Ticketmaster Entertainment, Inc.*	113,151	1,091,907
		5,435,550
Internet software & services—3.25%
Art Technology Group, Inc.*	491,100	2,023,332
DealerTrack Holdings, Inc.(1),*	196,435	3,237,249
Equinix, Inc.(1),*	26,613	2,270,621
GSI Commerce, Inc.(1),*	65,988	1,251,793
Rackspace Hosting, Inc.*	52,716	882,993
SAVVIS, Inc.(1),*	65,900	974,661
VistaPrint NV*	17,645	900,777
		11,541,426
IT services—3.06%
Alliance Data Systems Corp.(1),*	59,122	3,250,528
Cass Information Systems, Inc.(1)	37,500	1,114,875
Cognizant Technology Solutions Corp., Class A*	67,570	2,611,580
Forrester Research, Inc.(1),*	49,000	1,241,170
MAXIMUS, Inc.(1)	33,000	1,526,580
Telvent GIT SA	38,960	1,120,100
		10,864,833
Life sciences tools & services—1.56%
Bruker Corp.*	169,600	1,838,464

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
MEDTOX Scientific, Inc.*	34,500	344,310
Mettler-Toledo International, Inc.*	16,600	1,618,500
Techne Corp.	27,500	1,719,025
		5,520,299
Machinery—3.53%
Bucyrus International, Inc.	84,177	3,739,142
Kaydon Corp.(1)	46,005	1,609,715
Kennametal, Inc.	91,569	2,157,366
Manitowoc Co., Inc.(1)	109,300	999,002
Terex Corp.(1),*	199,268	4,029,199
		12,534,424
Marine—0.31%
Genco Shipping & Trading Ltd.(1)	55,177	1,097,471

Metals & mining—0.27%
Steel Dynamics, Inc.	70,300	941,317

Oil, gas & consumable fuels—3.98%
Atlas Energy, Inc.	53,733	1,406,730
Comstock Resources, Inc.(1),*	101,197	4,158,185
Concho Resources, Inc.*	40,820	1,555,650
GMX Resources, Inc.*	110,900	1,411,757
Plains Exploration & Production Co.(1),*	121,485	3,219,353
Swift Energy Co.*	32,213	682,271
Whiting Petroleum Corp.(1),*	29,992	1,691,549
		14,125,495
Personal products—0.12%
USANA Health Sciences, Inc.(1),*	15,000	432,300

Professional services—2.59%
CoStar Group, Inc.(1),*	23,500	912,270
FTI Consulting, Inc.(1),*	38,100	1,554,861
Monster Worldwide, Inc.(1),*	144,233	2,094,263
Resources Connection, Inc.*	102,500	1,770,175
Robert Half International, Inc.(1)	90,023	2,088,534
Verisk Analytics, Inc., Class A*	28,470	780,932
		9,201,035
Road & rail—2.14%
Dollar Thrifty Automotive Group, Inc.*	144,156	2,668,328
Kansas City Southern(1),*	136,585	3,309,454
Old Dominion Freight Line, Inc.(1),*	61,500	1,598,385
		7,576,167
Semiconductors & semiconductor equipment—5.15%
Aixtron AG, ADR(1)	35,962	1,065,914
ARM Holdings PLC, ADR(1)	232,600	1,691,002
Atmel Corp.*	451,130	1,678,204
Cabot Microelectronics Corp.*	34,000	1,087,320

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cree, Inc.(1),*	42,900	1,806,090
Cymer, Inc.*	71,260	2,439,942
KLA-Tencor Corp.	29,023	943,538
Power Integrations, Inc.	103,788	3,238,185
Rudolph Technologies, Inc.*	45,500	288,470
Semtech Corp.*	125,000	1,933,750
TriQuint Semiconductor, Inc.*	147,441	794,707
Varian Semiconductor Equipment Associates, Inc.*	45,575	1,293,874
		18,260,996
Software—8.21%
ANSYS, Inc.*	43,912	1,781,949
ArcSight, Inc.(1),*	44,266	1,094,255
Blackboard, Inc.(1),*	30,983	1,098,967
CommVault Systems, Inc.*	66,659	1,313,182
Concur Technologies, Inc.(1),*	23,000	819,720
Guidance Software, Inc.*	80,000	445,600
Informatica Corp.(1),*	106,379	2,258,426
JDA Software Group, Inc.*	48,121	954,721
NetSuite, Inc.(1),*	82,300	1,149,731
Nuance Communications, Inc.(1),*	177,490	2,326,894
Red Hat, Inc.*	53,144	1,371,647
Rosetta Stone, Inc.(1),*	87,200	1,809,400
Rovi Corp.(1),*	56,118	1,546,051
Solarwinds, Inc.(1),*	67,472	1,201,002
SuccessFactors, Inc.*	59,094	903,547
Sybase, Inc.(1),*	42,500	1,681,300
Take-Two Interactive Software, Inc.(1),*	192,000	2,106,240
TiVo, Inc.(1),*	146,978	1,599,121
Ultimate Software Group, Inc.(1),*	71,000	1,811,210
VanceInfo Technologies, Inc., ADR*	61,508	928,771
Verint Systems, Inc.*	59,578	917,501
		29,119,235
Specialty retail—5.52%
Abercrombie & Fitch Co., Class A(1)	59,000	1,936,380
American Eagle Outfitters, Inc.	92,500	1,617,825
AnnTaylor Stores Corp.(1),*	203,200	2,635,504
Coldwater Creek, Inc.(1),*	143,773	826,695
Guess?, Inc.(1)	81,149	2,965,996
Gymboree Corp.*	25,880	1,101,712
Sonic Automotive, Inc., Class A(1)	89,168	797,162
The Men’s Wearhouse, Inc.(1)	53,549	1,240,730
Tiffany & Co.(1)	108,646	4,268,701
Urban Outfitters, Inc.*	48,720	1,528,833
Zumiez, Inc.(1),*	48,193	649,160
		19,568,698
Textiles, apparel & luxury goods—0.14%
Fuqi International, Inc.(1),*	24,383	499,608

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.43%
Beacon Roofing Supply, Inc.(1),*	106,000	1,522,160

Transportation infrastructure—0.82%
Aegean Marine Petroleum Network, Inc.(1)	123,400	2,899,900
Total common stocks (cost—$322,054,765)		338,363,339

Investment company—0.78%
iShares Russell 2000 Growth Index Fund(1) (cost—$2,697,959)	45,402	2,774,516

Face amount ($)
Time deposit—3.00%
Banking-non-US—3.00%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$10,619,000)	10,619,000	10,619,000

	Number of shares
Investment of cash collateral from securities loaned—28.42%
Money market fund—28.42%
UBS Private Money Market Fund LLC(2) (cost—$100,819,384)	100,819,384	100,819,384
Total investments(3) (cost—$436,191,108)—127.59%		452,576,239
Liabilities in excess of other assets—(27.59)%		(97,868,155)
Net assets—100.00%		354,708,084

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $436,191,108; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$42,405,372
Gross unrealized depreciation	(26,020,241)
Net unrealized appreciation	$16,385,131

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)	The table below details the Portolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	98,587,174	36,676,233	34,444,023	100,819,384	73,469

(3)	Includes $93,859,535 of investments in securities on loan, at value.
ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	338,363,339	—	—	338,363,339
Investment company	2,774,516	—	—	2,774,516
Time deposit	—	10,619,000	—	10,619,000
Investment of cash collateral from securities loaned	—	100,819,384	—	100,819,384
Total	341,137,855	111,438,384	—	452,576,239

Issuer breakdown by countryor territory of origin

Percentage of total investments (%)
United States	93.3
Cayman Islands	2.8
Bermuda	1.1
Marshall Islands	0.9
Canada	0.5
Switzerland	0.4
United Kingdom	0.4
Spain	0.2
Germany	0.2
Netherlands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Industry diversification — (unaudited)

As a percentage of net assets as of October 31, 2009

Common stocks
Aerospace & defense	0.06%
Air freight & logistics	0.08
Airlines	0.10
Auto components	0.78
Automobiles	2.22
Beverages	1.94
Biotechnology	0.01
Building products	1.95
Capital markets	2.15
Chemicals	2.16
Commercial banks	13.79
Commercial services & supplies	0.51
Communications equipment	0.17
Computers & peripherals	0.58
Construction & engineering	0.87
Construction materials	0.17
Consumer finance	0.08
Containers & packaging	0.65
Diversified consumer services	0.07
Diversified financial services	0.47
Diversified telecommunication services	8.00
Electric utilities	3.08
Electrical equipment	1.60
Electronic equipment, instruments & components	0.11
Energy equipment & services	0.11
Food & staples retailing	4.18
Food products	3.30
Gas utilities	0.45
Health care equipment & supplies	0.14
Health care providers & services	0.08
Hotels, restaurants & leisure	1.05
Household durables	1.53
Household products	1.06
Independent power producers & energy traders	0.55
Industrial conglomerates	1.99
Insurance	4.75
Internet software & services	0.55
IT services	0.20
Leisure equipment & products	0.61
Machinery	0.92
Marine	0.04
Media	1.48
Metals & mining	2.56
Multi-utilities	1.39
Office electronics	1.43
Oil, gas & consumable fuels	9.43
Paper & forest products	0.39
Personal products	0.00
Pharmaceuticals	9.39
Real estate investment trusts (REITs)	0.06
Real estate management & development	2.18
Road & rail	0.52
Semiconductors & semiconductor equipment	2.45
Software	0.72
Specialty retail	0.32
Tobacco	0.44
Trading companies & distributors	0.66
Transportation infrastructure	0.13
Water utilities	0.03
Wireless telecommunication services	2.02
Total common stocks	98.71
Preferred stocks
Automobiles	0.05
Multi-utilities	0.11
Total preferred stocks	0.16
Rights	0.00
Time deposit	1.36
Investment of cash collateral from securities loaned	8.35
Liabilities in excess of other assets	(8.58)
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.71%
Australia—6.47%
Amcor Ltd.	1,004,849	5,164,090
Australia & New Zealand Banking Group Ltd.	57,657	1,172,744
BHP Billiton Ltd.	70,169	2,304,151
Commonwealth Bank of Australia	19,924	917,182
Foster’s Group Ltd.	1,390,963	6,776,531
Incitec Pivot Ltd.	1,701,011	3,952,039
Macquarie Group Ltd.	13,176	572,348
Macquarie Infrastructure Group	360,861	464,092
National Australia Bank Ltd.	139,346	3,660,124
Qantas Airways Ltd.	90,312	221,770
QBE Insurance Group Ltd.	241,285	4,856,370
Rio Tinto Ltd.	21,139	1,173,890
Santos Ltd.	40,305	535,187
Telstra Corp. Ltd.	3,755,815	11,189,190
Wesfarmers Ltd.	304,893	7,512,119
Westfield Group	45,499	487,045
Westpac Banking Corp.	34,501	803,424
Woodside Petroleum Ltd.	14,488	608,728
Woolworths Ltd.	43,294	1,107,369
Total Australia common stocks		53,478,393

Austria—0.62%
Andritz AG	15,205	837,599
Intercell AG*	1,812	70,012
Vienna Insurance Group	4,124	232,207
Voestalpine AG	10,606	361,499
Wienerberger AG*	202,625	3,651,309
Total Austria common stocks		5,152,626

Belgium—0.35%
Anheuser-Busch InBev N.V.	13,332	626,549
Fortis*	407,261	1,760,665
Fortis STRIP VVPR(1),*	151,262	445
Nyrstar(2),*	44,850	523,232
Total Belgium common stocks		2,910,891

Bermuda—0.52%
Esprit Holdings Ltd.	74,869	490,129
Jardine Matheson Holdings Ltd.	128,000	3,813,886
Total Bermuda common stocks		4,304,015

Cayman Islands—0.55%
NetEase.com, Inc., ADR(2),*	117,900	4,553,298

China—1.28%
Bank of China Ltd., Class H	11,461,000	6,772,906

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
China Life Insurance Co., Class H	822,000	3,794,038
Total China common stocks		10,566,944

Denmark—0.69%
Carlsberg A/S, Class B	64,341	4,497,745
D/S Norden A/S	6,803	254,956
Novo-Nordisk A/S, Class B	14,935	928,798
Total Denmark common stocks		5,681,499

Finland—0.72%
KCI Konecranes Oyj	29,147	777,603
Nokia Oyj	51,467	649,437
TietoEnator Oyj	17,853	356,708
UPM-Kymmene Oyj	267,641	3,219,983
YIT Oyj(2)	49,611	957,334
Total Finland common stocks		5,961,065

France—10.19%
Alcatel-Lucent(2),*	192,970	721,780
Alstom(2)	64,163	4,442,332
Arkema	5,914	225,640
Atos Origin SA*	14,901	697,502
AXA SA	28,089	698,045
BNP Paribas SA(2)	15,761	1,185,677
Carrefour SA	221,245	9,503,007
Cie de Saint-Gobain(2)	222,994	10,856,548
Compagnie Generale des Etablissements Michelin	10,550	781,794
France Telecom	612,434	15,142,973
GDF Suez, STRIP VVPR(1),*	23,226	34
Ipsos	5,658	173,357
Lafarge SA(2)	17,229	1,405,146
Natixis*	16,731	93,816
PagesJaunes Groupe(2)	34,379	421,434
Renault SA*	3,944	176,325
Rhodia SA*	36,137	530,450
Sanofi-Aventis	123,685	9,040,489
Societe Generale(2)	211,385	14,040,279
Technip SA	6,533	411,392
Total SA(2)	228,246	13,591,305
Total France common stocks		84,139,325

Germany—6.12%
Allianz SE	6,941	795,491
BASF SE	14,818	792,715
Bayer AG	24,613	1,704,818
Daimler AG	25,053	1,219,515
Deutsche Bank AG	9,726	704,282
Deutsche Boerse AG	1	81
Deutsche Telekom AG	559,136	7,625,935

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
E.ON AG	275,178	10,518,322
Fielmann AG	5,681	418,923
Hamburger Hafen und Logistik AG (HHLA)	10,871	423,930
MAN AG	64,153	5,281,265
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	608	96,432
RWE AG	125,303	10,971,848
Siemens AG	110,546	9,961,253
Total Germany common stocks		50,514,810

Greece—0.82%
National Bank of Greece SA*	187,474	6,807,998

Hong Kong—1.97%
Hang Lung Properties Ltd.	137,000	516,349
Hang Seng Bank Ltd.	30,300	429,951
Hong Kong Electric Holdings	686,500	3,667,618
Hutchison Whampoa Ltd.	124,000	868,097
New World Development Co. Ltd.	318,000	681,601
Sun Hung Kai Properties Ltd.	382,000	5,793,448
Wharf Holdings Ltd.	801,875	4,311,120
Total Hong Kong common stocks		16,268,184

Ireland—0.04%
Paddy Power PLC	5,329	168,026
Smurfit Kappa Group PLC(2),*	25,020	194,697
Total Ireland common stocks		362,723

Italy—2.44%
Atlantia SpA	9,506	224,961
Fiat SpA(2),*	14,154	210,197
Intesa Sanpaolo	164,362	535,322
Intesa Sanpaolo SpA EURO 52*	1,349,372	5,684,707
Snam Rete Gas SpA	387,459	1,879,817
UniCredito Italiano SpA*	3,469,823	11,607,270
Total Italy common stocks		20,142,274

Japan—19.22%
Aisin Seiki Co. Ltd.	176,700	4,449,290
Asahi Glass Co. Ltd.	91,000	757,989
Astellas Pharma, Inc.	191,200	7,000,039
Benesse Corp.	13,300	589,852
Bridgestone Corp.(2)	54,800	898,309
Canon, Inc.(2)	314,400	11,798,125
Chugai Pharmaceutical Co. Ltd.	20,600	405,531
COMSYS Holdings Corp.	33,800	336,199
Daikin Industries Ltd.(2)	23,895	814,337
Daito Trust Construction Co. Ltd.	8,500	355,370
DIC Corp.(2)	192,000	315,233

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
East Japan Railway Co.	14,300	916,526
Elpida Memory, Inc.*	33,000	425,575
Fast Retailing Co. Ltd.	3,200	528,975
Hitachi Capital Corp.	25,600	322,593
INPEX Corp.	581	4,753,833
Itochu Corp.	678,000	4,235,746
Japan Tobacco, Inc.	453	1,262,637
JFE Holdings, Inc.	37,300	1,201,150
JGC Corp.	277,000	5,319,809
Kao Corp.	359,000	8,063,695
KDDI Corp.	1,326	7,045,906
Maruha Nichiro Holdings, Inc.(2)	133,000	195,268
Minebea Co. Ltd.(2)	171,000	714,696
Mitsubishi Electric Corp.	236,000	1,779,919
Mitsubishi Tokyo Financial Group, Inc.(2)	311,900	1,664,992
Mitsui & Co. Ltd.	13,700	176,815
Mitsui Fudosan Co. Ltd.	289,000	4,639,904
Nikon Corp.(2)	271,000	5,058,517
Nippon Express Co. Ltd.	93,000	376,830
Nippon Mining Holdings, Inc.	69,500	306,714
Nippon Oil Corp.(2)	82,000	400,486
Nippon Telegraph & Telephone Corp. (NTT)	30,700	1,268,324
Nippon Yusen Kabushiki Kaisha(2)	25,000	93,288
Nissan Motor Co. Ltd.	172,500	1,226,636
Nissin Foods Holdings Co. Ltd.	11,000	388,939
Nitori Co. Ltd.	9,300	758,234
Nitto Denko Corp.	131,000	3,905,676
Nomura Holdings, Inc.	668,200	4,675,852
Nomura Research Institute Ltd.(2)	18,700	405,697
Olympus Corp.(2)	36,600	1,139,472
ORIX Corp.(2)	5,430	353,951
Panasonic Corp.	364,700	5,055,958
Sekisui House Ltd.	292,000	2,505,592
Seven & I Holdings Co. Ltd.(2)	285,100	6,250,375
Shin-Etsu Chemical Co. Ltd.	117,900	6,210,977
Shiseido Co. Ltd.(2)	1,000	18,319
Softbank Corp.(2)	35,900	842,667
Sony Corp.	11,900	349,737
Sony Financial Holdings, Inc.	218	622,978
Sumitomo Corp.(2)	84,000	817,879
Sumitomo Mitsui Financial Group, Inc.(2)	38,300	1,315,576
Sumitomo Realty & Development Co. Ltd.(2)	25,000	469,767
Suzuken Co. Ltd.(2)	10,600	379,262
Takeda Pharmaceutical Co.	246,300	9,904,615
TDK Corp.	16,300	927,163
The Bank of Yokohama Ltd.	878,000	4,261,173
Tohoku Electric Power Co., Inc.	7,500	154,600
Tokio Marine Holdings, Inc.(2)	235,100	6,049,228
Tokyo Electric Power Co., Inc.	12,700	313,463

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Tokyo Gas Co. Ltd.(2)	282,000	1,116,362
Tokyu Land Corp.(2)	84,000	341,079
Toyota Motor Corp.	392,707	15,539,480
Ube Industries Ltd.	355,000	915,364
West Japan Railway Co.	853	3,032,001
Total Japan common stocks		158,720,544

Jersey—0.12%
Shire Ltd.	55,226	976,807

Luxembourg—0.62%
ArcelorMittal(2)	153,917	5,153,377

Netherlands—4.77%
ASML Holding N.V.	233,585	6,288,551
European Aeronautic Defense and Space Co.	25,091	470,141
Gemalto N.V.(2),*	113,170	4,753,515
Heineken N.V.	92,168	4,081,006
ING Groep N.V.*	298,700	3,861,960
Koninklijke Ahold N.V.	71,997	906,660
Koninklijke DSM N.V.	18,602	813,876
Koninklijke (Royal) KPN N.V.	74,722	1,354,701
Koninklijke (Royal) Philips Electronics N.V.	44,930	1,129,487
Mediq N.V.	15,191	240,135
Reed Elsevier N.V.	464,706	5,422,776
TNT N.V.	23,404	620,077
Unilever N.V.(2)	306,083	9,426,713
Total Netherlands common stocks		39,369,598

New Zealand—0.28%
Telecom Corp. of New Zealand Ltd.	1,265,864	2,292,166

Norway—0.78%
Orkla ASA	42,561	393,583
Sevan Marine ASA*	217,644	350,265
Storebrand ASA*	839,115	5,712,054
Total Norway common stocks		6,455,902

Portugal—0.69%
Portugal Telecom, SGPS, SA	497,418	5,680,680

Russia—0.38%
Rosneft Oil Co., GDR*	408,800	3,127,320

Singapore—1.66%
Capitaland Ltd.	93,000	268,688
City Developments Ltd.(2)	90,000	627,086
Oversea-Chinese Banking Corp.(2)	627,388	3,369,328
Singapore Airlines Ltd.	62,740	601,210

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Singapore Telecommunications Ltd.	2,125,120	4,402,834
United Overseas Bank Ltd.	371,000	4,433,872
Total Singapore common stocks		13,703,018

South Africa—0.36%
Sasol Ltd.	79,986	2,996,350

South Korea—0.64%
Samsung Electronics Co. Ltd., GDR(3)	17,485	5,324,183

Spain—6.22%
Banco Bilbao Vizcaya Argentaria SA	109,053	1,953,353
Banco Santander*	10,373	167,843
Banco Santander Central Hispano SA	1,192,708	19,198,885
Enagas	35,827	737,566
Iberdrola Renovables SA(2)	1,027,891	4,568,413
Iberdrola SA	1,191,044	10,798,588
Laboratorios Almirall SA	35,211	465,150
Telefonica SA(2)	476,666	13,304,663
Viscofan SA	7,031	183,639
Total Spain common stocks		51,378,100

Sweden—0.40%
Electrolux AB, Series B*	42,979	1,043,835
Intrum Justitia AB(2)	31,872	398,799
Nordea Bank AB(2)	55,052	602,330
Swedish Match AB(2)	25,387	526,555
Tele2 AB, B Shares	47,400	699,475
Total Sweden common stocks		3,270,994

Switzerland—7.44%
ABB Ltd.*	375,047	6,986,783
Baloise Holding AG	5,632	482,420
Credit Suisse Group	191,419	10,224,483
Nestle SA	88,788	4,127,311
Novartis AG	269,805	14,073,899
Petroplus Holdings AG(2),*	217,015	4,746,210
Roche Holding Genussehein AG	66,811	10,704,582
Zurich Financial Services AG	44,062	10,087,171
Total Switzerland common stocks		61,432,859

Taiwan—1.34%
Chunghwa Telecom Co. Ltd., ADR	163,790	2,846,670
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	858,990	8,194,765
Total Taiwan common stocks		11,041,435

United Kingdom—21.01%
Afren PLC*	248,733	355,103

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(continued)
Amlin PLC	31,209	180,598
Anglo American PLC*	23,487	853,171
Autonomy Corp. PLC*	269,284	5,918,849
Aviva PLC	447,161	2,799,825
Babcock International Group PLC	384,646	3,816,199
Barclays PLC*	1,328,180	6,949,093
Beazley PLC	238,788	418,640
BG Group PLC	406,844	7,013,672
BP PLC	2,850,959	26,849,592
British American Tobacco PLC	56,453	1,802,505
Cable & Wireless PLC	110,225	261,526
Cadbury PLC	23,440	295,258
Carillion PLC	120,233	579,665
Compass Group PLC	1,103,604	7,006,858
Cookson Group PLC*	46,056	275,285
Domino’s Pizza UK & IRL PLC	140,368	703,258
Filtrona PLC	71,495	194,625
GKN PLC*	199,495	349,368
GlaxoSmithKline PLC	1,087,064	22,324,511
HSBC Holdings PLC(4)	85,066	931,853
HSBC Holdings PLC(5)	1,239,461	13,716,145
ICAP PLC	90,833	604,864
InterContinental Hotels Group PLC	60,492	774,650
J Sainsbury PLC	214,790	1,159,872
John Wood Group PLC	33,345	174,902
Lloyds TSB Group PLC(2),*	189,714	268,388
Logica PLC	104,184	197,457
Man Group PLC	190,275	962,461
National Grid PLC	52,325	520,269
Pearson PLC	452,680	6,161,186
Pennon Group PLC	33,682	250,588
Persimmon PLC*	561,417	3,702,105
Peter Hambro Mining PLC*	21,614	372,157
Prudential PLC	73,376	665,777
Reckitt Benckiser Group PLC	14,243	708,164
Rio Tinto PLC	198,010	8,739,332
Royal Dutch Shell PLC, A Shares(2),(5)	52,955	1,569,444
Royal Dutch Shell PLC, A Shares(2),(6)	351,113	10,442,825
Royal Dutch Shell PLC, B Shares(5)	20,349	589,465
SIG PLC	126,823	246,599
Standard Chartered PLC	54,307	1,333,574
Tesco PLC	140,591	938,200
Unilever PLC	421,496	12,616,215
Vodafone Group PLC	3,983,645	8,813,772
WH Smith PLC	51,947	429,059
William Morrison Supermarkets PLC	1,561,576	7,159,934

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Xstrata PLC*	34,098	488,405
Total United Kingdom common stocks		173,485,263
Total common stocks (cost—$784,612,810)		815,252,641

Preferred stocks—0.16%
Germany—0.16%
Porsche Automobil Holding SE	1,538	117,640
RWE AG	11,379	893,840
Volkswagen AG	3,273	325,662
Total preferred stocks (cost—$1,544,223)		1,337,142

	Number of rights
Rights*—0.00%
Belgium—0.00%
Fortis, expires 07/04/14(1),(7) (cost—$0)	407,261	0

	Face amount ($)
Time deposit —1.36%
Cayman Islands—1.36%
State Street Bank & Trust Co., Cayman Islands,
0.010% , due 11/02/09 (cost—$11,263,000)	11,263,000	11,263,000

	Number of shares
Investment of cash collateral from securities loaned—8.35%
Money market fund—8.35%
UBS Private Money Market Fund LLC(8) (cost—$68,912,125)	68,912,125	68,912,125
Total investments (cost—$866,332,158)(9)—108.58%		896,764,908
Liabilities in excess of other assets—(8.58)%		(70,856,924)
Net assets—100.00%		825,907,984

Aggregate cost for federal income tax purposes, which was substantally the same for book purposes, was $866,332,158; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$94,597,306
Gross unrealized depreciation	(64,164,556)
Net unrealized appreciation	$30,432,750

*	Non-income producing security.
(1)	Illiquid securities representing 0.00% of net assets as of October 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

(2)	Security, or portion thereof, was on loan at October 31, 2009.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.64% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Security is traded on the Hong Kong Exchange.
(5)	Security is traded on the London Exchange.
(6)	Security is traded on the Netherlands Exchange.
(7)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	113,067,670	165,524,622	209,680,167	68,912,125	79,812

(9)	Includes $63,842,012 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Futures contracts(10)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
5	AUD	ASX SPI 200 Index Futures	December 2009	517,433	522,281	4,848
18	EUR	Dow Jones Euro STOXX 50 Index Futures	December 2009	750,143	723,974	(26,169)
6	GBP	TOPIX Index Futures	December 2009	510,456	494,604	(15,852)
3	JPY	FTSE 100 Index Futures	December 2009	310,888	296,288	(14,600)
				2,088,920	2,037,147	(51,773)

(10)	Restricted cash of $163,000 has been delivered to broker as initial margin for futures contracts.

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Euro	1,644,583	USD	2,420,662	01/12/10	974
Japanese Yen	94,000,000	USD	1,065,053	01/12/10	20,341
Japanese Yen	1,099,540	AUD	1,240,000	01/12/10	8,956
United States Dollar	1,659,722	CHF	1,691,652	01/12/10	(10,008)
United States Dollar	1,034,937	EUR	700,000	01/12/10	(5,021)
United States Dollar	721,080	SEK	5,011,879	01/12/10	(14,150)
					1,092

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(11)	Significant other observable inputs (Level 2) ($)(11)	Unobservable inputs (Level 3) ($)(12)	Total ($)
Common stocks	34,656,904	780,595,737	—	815,252,641
Preferred stocks	—	1,337,142	—	1,337,142
Rights	—	—	0	0
Time deposit	—	11,263,000	—	11,263,000
Investment of cash collateral from securities loaned	—	68,912,125	—	68,912,125
Other financial instruments, net(13)	—	(50,681)	—	(50,681)
Total	34,656,904	862,057,323	0	896,714,227

(11)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(12)	Security categorized as Level 3 has a value of $0.
(13)	Other financial instruments include open futures contracts and forward foreign currency contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

Rights ($)
Beginning balance	0
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	—
Net transfers in/(out) of Level 3	—
Ending balance	0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Industry diversification

As a percentage of net assets as of October 31, 2009

Common stocks
Automobiles	2.00%
Capital markets	0.20
Chemicals	0.64
Commercial banks	17.41
Computers & peripherals	3.69
Construction & engineering	0.81
Construction materials	0.73
Consumer finance	0.47
Diversified financial services	1.67
Diversified telecommunication services	3.98
Electric utilities	3.63
Electronic equipment, instruments & components	1.68
Food & staples retailing	1.99
Food products	1.51
Gas utilities	0.20
Household durables	0.94
Household products	0.32
Independent power producers & energy traders	1.16
Industrial conglomerates	0.82
Insurance	0.37
Internet software & services	0.19
IT services	2.47
Marine	1.29
Media	0.67
Metals & mining	6.80
Oil, gas & consumable fuels	15.03
Personal products	0.04
Pharmaceuticals	0.12
Real estate management & development	2.83
Semiconductors & semiconductor equipment	5.21
Speciality retail	0.40
Tobacco	1.54
Transportation infrastructure	3.72
Water utilities	0.21
Wireless telecommunication services	9.90
Total common stocks	94.64
Preferred stocks
Automobiles	0.71
Commercial banks	0.88
Independent power producers & energy traders	0.21
Metals & mining	1.32
Semiconductors & semiconductor equipment	0.76
Total preferred stocks	3.88
Corporate bond
Metals & mining	0.00
Time deposit	0.96
Investment of cash collateral from securities loaned	6.47
Liabilities in excess of other assets	(5.95)
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—94.64%
Bermuda—2.34%
China Yurun Food Group Ltd.	1,097,000	2,273,279
CNPC Hong Kong Ltd.	850,000	891,792
Cosco Pacific Ltd.	476,000	661,696
Credicorp Ltd.	10,100	697,203
GOME Electrical Appliances Holdings Ltd.*	3,720,000	1,093,484
SRE Group Ltd.*	6,834,000	771,489
Total Bermuda common stocks		6,388,943

Brazil—11.80%
AES Tiete SA	41,600	447,502
Banco Santander Brasil SA*	30,000	357,629
BM&F BOVESPA SA	217,200	1,405,586
Cia Brasileira de Meios de Pagamento	226,040	2,072,290
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(1)	27,983	1,692,692
Companhia de Concessoes Rodoviarias (CCR)	199,169	3,934,537
Companhia Siderurgica Nacional SA (CSN), ADR(1)	64,198	2,128,806
CPFL Energia SA	94,000	1,622,162
CPFL Energia SA, ADR(1)	14,800	773,744
Cyrela Brazil Realty SA	95,600	1,221,049
Itau Unibanco Banco Multiplo SA, ADR(1)	122,263	2,340,114
MPX Mineracao e Energia SA	53,300	733,722
Petroleo Brasileiro SA - Petrobras(1)	147,267	6,806,681
Redecard SA	175,800	2,609,656
Santos Brasil Participacoes SA	44,900	354,286
Tele Norte Leste Participacoes SA Tetemar, ADR(1)	74,261	1,415,414
Vale SA, ADR(1)	98,700	2,279,970
Total Brazil common stocks		32,195,840

Cayman Islands—1.44%
Agile Property Holdings Ltd.	650,000	834,099
Baidu, Inc., ADR(1),*	1,400	529,088
Hengan International Group Co. Ltd.	17,000	108,983
Kingboard Chemical Holdings Ltd.	428,500	1,730,840
Want Want China Holdings Ltd.	1,244,000	725,716
Total Cayman Islands common stocks		3,928,726

Chile—1.65%
Banco Santander Chile SA, ADR	22,700	1,194,928
Enersis SA, ADR	155,900	2,756,312
Inversiones Aguas Metropolitanas SA (IAM), ADR(2)	23,900	563,674
Total Chile common stocks		4,514,914

China—9.43%
Angang Steel Co. Ltd., Class H	506,000	915,199
Bank of China Ltd., Class H	2,282,000	1,348,553
China Bluechemical Ltd., Class H	1,366,000	730,815
China Coal Energy Co., Class H	901,000	1,255,581
China Construction Bank Corp.	8,738,000	7,506,586

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
China Merchants Bank Co. Ltd., Class H	642,500	1,648,669
China Shenhua Energy Co. Ltd., Class H	445,000	1,988,791
China Shipping Development Co. Ltd., Class H	2,506,000	3,518,793
Industrial & Commercial Bank of China Ltd., Class H	5,437,930	4,325,258
Jiangsu Expressway Co. Ltd., Class H	1,684,000	1,493,997
Ping An Insurance (Group) Co. of China Ltd., Class H	114,000	998,126
Total China common stocks		25,730,368

Colombia—0.80%
Bancolombia SA(1)	55,200	2,184,816

Czech Republic—2.60%
CEZ	67,999	3,365,929
Komercni Banka A.S.	12,473	2,471,334
Telefonica O2 Czech Republic A.S.	52,957	1,252,209
Total Czech Republic common stocks		7,089,472

Egypt—1.96%
Commercial International Bank	38,617	401,638
Egyptian Co. for Mobile Services (MobiNil)	24,400	939,945
Orascom Telecom Holding S.A.E., GDR	80,247	2,729,292
Telecom Egypt, GDR	78,786	1,283,424
Total Egypt common stocks		5,354,299

Hong Kong—6.35%
Beijing Enterprises Holdings Ltd.	152,500	912,440
China Agri-Industries Holdings Ltd.	1,158,000	1,107,428
China Merchants Holdings International Co. Ltd.	754,000	2,407,781
China Mobile (Hong Kong) Ltd.	525,400	4,919,808
China Power International Development Ltd.*	3,984,000	1,102,169
CNOOC Ltd.	2,631,100	3,944,674
Denway Motors Ltd.	2,972,600	1,409,829
Sino-Ocean Land Holdings Ltd.	1,561,734	1,515,926
Total Hong Kong common stocks		17,320,055

Hungary—0.54%
OTP Bank Nyrt.(1),*	52,885	1,466,429

India—4.89%
Axis Bank Ltd.	13,480	254,315
Axis Bank Ltd., GDR*	27,500	522,500
Bank of India	255,889	1,781,391
Bharti Airtel Ltd.	348,957	2,156,732
DLF Ltd.	133,900	1,039,070
Grasim Industries Ltd.	18,935	869,096
HCL Technologies Ltd.	115,519	744,055
Indiabulls Real Estate Ltd.*	124,400	649,234

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Maruti Suzuki India Ltd.	36,565	1,079,092
Mphasis Ltd.	92,641	1,308,999
Sesa Goa Ltd.	195,433	1,239,562
Sun Pharmaceutical Industries Ltd.	10,749	314,743
Tata Power Co. Ltd.	49,420	1,376,620
Total India common stocks		13,335,409

Indonesia—1.11%
PT Bank Central Asia Tbk	2,547,000	1,208,603
PT Bumi Resources Tbk	5,337,000	1,287,643
PT Perusahaan Gas Negara	1,455,000	543,050
Total Indonesia common stocks		3,039,296

Israel—1.06%
Bezeq Israeli Telecommunication Corp. Ltd.	1,297,208	2,890,184

Kazakhstan—1.48%
KazMunaiGas Exploration Production, GDR*	170,709	4,037,268

Luxembourg—0.35%
Evraz Group SA, GDR	39,484	962,620

Malaysia—0.38%
Axiata Group Berhad*	1,233,400	1,047,398

Mexico—4.83%
America Movil SA de C.V., ADR, Series L	68,944	3,042,499
Banco Compartamos SA de C.V.	313,100	1,283,108
Grupo Aeroportuario del Pacifico SA de C.V., ADR	51,500	1,312,735
Grupo Mexico SAB de C.V., Series B*	775,413	1,556,258
Grupo Televisa SA, ADR	94,400	1,827,584
Industrias CH SA, Series B*	270,300	822,953
Kimberly-Clark de Mexico SA de C.V., Series A	220,500	873,400
Urbi, Desarrollos Urbanos, SA de C.V.*	697,417	1,336,864
Wal-Mart de Mexico SA de C.V., Series V	325,990	1,137,184
Total Mexico common stocks		13,192,585

Morocco—0.23%
Compagnie Generale Immobiliere	2,534	623,421

Philippines—1.35%
Megaworld Corp.	31,225,900	969,927
Philippine Long Distance Telephone Co., ADR	50,700	2,702,310
Total Philippines common stocks		3,672,237

Poland—1.34%
Bank Pekao SA*	38,754	2,061,269

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Poland—(concluded)
KGHM Polska Miedz SA	47,638	1,602,792
Total Poland common stocks		3,664,061

Russia—6.45%
Gazprom, ADR(3)	97,806	2,335,357
Gazprom, ADR(1),(4)	118,850	2,870,228
LUKOIL, ADR	52,012	3,037,501
Mining & Metallurgical Co. Norilsk Nickel, ADR*	108,700	1,434,840
Mobile TeleSystems, ADR	60,300	2,731,590
Rosneft Oil Co., GDR*	259,977	1,988,824
Sberbank	404,029	883,219
Sollers JSC(5),(6),*	56,452	870,413
Tatneft, ADR	25,000	651,250
Vimpel-Communications, ADR*	45,281	811,888
Total Russia common stocks		17,615,110

South Africa—4.89%
African Bank Investments Ltd.	808,943	3,144,249
Investec Ltd.	73,481	542,162
Kumba Iron Ore Ltd.	33,215	985,342
MTN Group Ltd.	78,661	1,180,743
Pretoria Portland Cement Co. Ltd.	271,281	1,132,199
Sasol Ltd.	78,624	2,945,328
Shoprite Holdings Ltd.	164,900	1,336,975
Standard Bank Group Ltd.	139,890	1,750,003
Telkom South Africa Ltd.	61,115	339,744
Total South Africa common stocks		13,356,745

South Korea—8.44%
Daelim Industrial Co. Ltd.	15,758	1,009,419
GS Engineering & Construction Corp.	13,625	1,204,854
Hyundai Motor Co.	14,323	1,299,814
KB Financial Group, Inc.*	54,516	2,642,328
KB Financial Group, Inc., ADR*	38,316	1,817,711
KT&G Corp.	71,997	4,204,751
LG Corp.	23,121	1,322,693
POSCO	6,261	2,600,070
Samsung Electronics Co. Ltd.	7,992	4,810,956
Shinhan Financial Group Co. Ltd.*	37,610	1,437,805
SK Energy Co. Ltd.	7,529	693,538
Total South Korea common stocks		23,043,939

Taiwan—11.83%
Asustek Computer, Inc.	1,397,185	2,577,310
China Steel Corp.	697,842	621,067
Chinatrust Financial Holding Co. Ltd.	4,511,621	2,728,624
Chunghwa Telecom Co. Ltd.	283,000	498,851
Chunghwa Telecom Co. Ltd., ADR	136,223	2,367,556
Compal Electronics, Inc.	1,385,000	1,736,750

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Taiwan—(concluded)
Far EasTone Telecommunications Co. Ltd.	1,274,530	1,436,479
HON HAI Precision Industry Co. Ltd. (Foxconn)	722,070	2,842,837
Lite-On Technology Corp.	3,345,013	4,409,730
MediaTek, Inc.	192,286	2,722,198
Powertech Technology, Inc.	335,000	926,083
President Chain Store Corp.	562,680	1,276,374
Taiwan Semiconductor Manufacturing Co. Ltd.	3,174,185	5,773,310
TSRC Corp.	868,000	1,019,061
Wistron Corp.	806,400	1,354,810
Total Taiwan common stocks		32,291,040

Thailand—2.80%
Banpu Public Co. Ltd., NVDR	137,791	1,764,923
Kasikornbank Public Co. Ltd., PLC	862,400	2,091,923
Preuksa Real Estate PLC(6)	2,850,000	1,330,142
PTT Public Co. Ltd.(6)	343,700	2,467,853
Total Thailand common stocks		7,654,841

Turkey—3.46%
Akbank T.A.S.	81,361	436,894
Tofas Turk Otomobil Fabrikasi A.S.	321,085	800,585
Tupras-Turkiye Petrol Rafinerileri A.S.	121,297	2,071,959
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	626,831	4,144,837
Turkiye Garanti Bankasi A.S.	558,106	2,000,631
Total Turkey common stocks		9,454,906

United Kingdom—0.84%
Antofagasta PLC	110,923	1,403,147
Tanjong PLC	199,800	882,369
Total United Kingdom common stocks		2,285,516
Total common stocks (cost—$242,212,169)		258,340,438

Preferred stocks—3.88%
Brazil—2.41%
AES Tiete SA	50,500	569,042
Companhia Vale do Rio Doce (CVRD), Class A	161,312	3,612,488
Itausa-Investimentos Itau SA	422,456	2,400,536
Total Brazil preferred stocks		6,582,066

South Korea—1.47%
Hyundai Motor Co.*	59,720	1,941,184

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Preferred stocks—(concluded)
South Korea—(concluded)
Samsung Electronics Co. Ltd.	5,181	2,078,868
Total South Korea preferred stocks		4,020,052
Total preferred stocks (cost—$10,025,487)		10,602,118

	Face amount ($)
Corporate bond(5),(6),(7),(8)—0.00%
Brazil—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	10,050	0

Time deposit—0.96%
Cayman Islands—0.96%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$2,609,000)	2,609,000	2,609,000

	Number of shares
Investment of cash collateral from securities loaned—6.47%
Money market fund—6.47%
UBS Private Money Market Fund LLC(9) (cost—$17,664,217)	17,664,217	17,664,217
Total investments (cost—$272,510,873)(10)—105.95%		289,215,773
Liabilities in excess of other assets—(5.95)%		(16,237,228)
Net assets—100.00%		272,978,545

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $272,510,873; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,582,710
Gross unrealized depreciation	(15,877,810)
Net unrealized appreciation	$16,704,900

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represent 0.21% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security is traded on the London Exchange.
(4)	Security is traded on the OTC Market.
(5)	Illiquid securities representing 0.32% of net assets as of October 31, 2009.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009, and resets periodically.

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments — October 31, 2009 (unaudited)

(8)	Perpetual bond security. The maturity date represents the final maturity.
(9)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	18,398,485	34,555,091	35,289,359	17,664,217	21,330

(10)	Includes $16,609,685 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non Voting Depositary Receipt
OTC	Over The Counter

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(11)	Significant other observable inputs (Level 2) ($)(11)	Unobservable inputs (Level 3) ($)(12)	Total ($)
Common stocks	79,970,282	178,370,156	—	258,340,438
Preferred stocks	6,582,066	4,020,052	—	10,602,118
Corporate bond	—	—	0	0
Time deposit	—	2,609,000	—	2,609,000
Investment of cash collateral from securities loaned	—	17,664,217	—	17,664,217
Total	86,552,348	202,663,425	0	289,215,773

(11)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between level 1 and Level 2 throughout the fiscal year.

(12)	Security categorized as Level 3 has a value of $0.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2009:

Corporate bond ($)
Beginning balance	0
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	—
Net transfers in/(out) of Level 3	—
Ending balance	0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Industry diversification — (unaudited)

As a percentage of net assets as of October 31, 2009

Common stocks
Diversified	30.47%
Health care	5.14
Hotels	3.59
Industrial	4.79
Office	21.37
Other	3.25
Residential	9.37
Retail	17.64
Total common stocks	95.62
Time deposit	4.37
Investment of cash collateral from securities loaned	19.92
Liabilities in excess of other assets	(19.91)
Net assets	100.0%

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—95.62%
Australia—8.41%
CFS Retail Property Trust(1)	501,301	855,232
Challenger Diversified Property Group	292,727	125,113
Commonwealth Property Office Fund	563,121	440,267
Dexus Property Group	1,363,389	966,351
ING Office Fund	1,085,705	570,745
Macquarie Office Trust	1,734,178	491,981
Stockland	51,250	170,102
Westfield Group	179,345	1,919,801
Total Australia common stocks		5,539,592

Bermuda—3.42%
Hongkong Land Holdings Ltd.(1)	186,000	871,953
Hopson Development Holdings Ltd.	278,000	490,680
Kerry Properties Ltd.	158,500	889,800
Total Bermuda common stocks		2,252,433

Brazil—0.74%
Multiplan Empreendimentos Imobiliarios SA	31,621	484,654

Canada—3.36%
Allied Properties Real Estate Investment Trust	9,500	147,849
Boardwalk Real Estate Investment Trust	8,900	304,247
Chartwell Seniors Housing Real Estate Investment Trust	83,300	461,131
Cominar Real Estate Investment Trust(2)	3,500	58,320
Cominar Real Estate Investment Trust(3),(4)	11,462	190,989
First Capital Realty, Inc.	16,200	294,641
InnVest Real Estate Investment Trust	162,300	673,469
RioCan Real Estate Investment Trust(4),(5)	4,400	80,872
Total Canada common stocks		2,211,518

Cayman Islands—2.18%
China Resources Land Ltd.	300,000	724,516
Shimao Property Holdings Ltd.	384,000	712,602
Total Cayman Islands common stocks		1,437,118

France—6.23%
Mercialys	17	686
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	6,264	796,544
Unibail Rodamco	14,927	3,305,182
Total France common stocks		4,102,412

Hong Kong—9.76%
China Overseas Land & Investment Ltd.	216,000	465,532
Hang Lung Properties Ltd.	138,000	520,118
Henderson Land Development Co. Ltd.	220,000	1,551,087
Link REIT	73,000	165,391
Sun Hung Kai Properties Ltd.	210,000	3,184,880

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Wharf (Holdings) Ltd.	100,000	537,630
Total Hong Kong common stocks		6,424,638

Japan—10.16%
BLife Investment Corp.	38	187,389
Daikyo, Inc.(1),*	62,000	149,146
Frontier Real Estate Investment Corp.	23	173,774
Fukuoka REIT Corp.	29	166,218
Japan Excellent, Inc.	31	145,641
Japan Logistics Fund, Inc.	21	158,851
Japan Real Estate Investment Corp.	20	160,395
Mitsubishi Estate Co. Ltd.	94,000	1,427,259
Mitsui Fudosan Co. Ltd.	128,000	2,055,044
Nippon Building Fund, Inc.	49	404,561
Sumitomo Real Estate Sales Co. Ltd.	3,030	103,720
Sumitomo Realty & Development Co. Ltd.(1)	74,000	1,390,510
United Urban Investment Corp.	29	168,727
Total Japan common stocks		6,691,235

Jersey—1.00%
Atrium European Real Estate Ltd.*	100,973	660,317

Luxembourg—1.02%
ProLogis European Properties*	104,202	673,008

Netherlands—1.14%
Vastned Offices/Industrial N.V.	33,636	584,409
VastNed Retail N.V.	2,461	164,169
Total Netherlands common stocks		748,578

New Zealand—0.26%
Goodman Property Trust	231,052	171,976

Singapore—3.37%
Allgreen Properties Ltd.	164,000	130,774
Ascendas Real Estate Investment Trust (A-REIT)(1)	219,066	284,846
Capitaland Ltd.	624,000	1,802,811
Total Singapore common stocks		2,218,431

Sweden—1.76%
Castellum AB	32,047	302,847
Hufvudstaden AB, Class A	107,099	851,663
Total Sweden common stocks		1,154,510

United Kingdom—6.14%
Berkeley Group Holdings PLC*	10,141	141,532
British Land Co. PLC	18,388	142,128
Derwent London PLC	24,491	498,966
Great Portland Estates PLC	228,996	924,302

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Hammerson PLC	118,455	786,914
Helical Bar PLC	21,570	116,907
Land Securities Group PLC	114,177	1,237,235
Segro PLC	33,343	192,754
Total United Kingdom common stocks		4,040,738

United States—36.67%
Acadia Realty Trust(1)	11,244	178,780
Alexandria Real Estate Equities, Inc.(1)	12,702	688,067
AMB Property Corp.(1)	6,794	149,332
American Campus Communities, Inc.(1)	15,487	418,459
AvalonBay Communities, Inc.(1)	6,928	476,508
BioMed Realty Trust, Inc.	26,645	361,573
Boston Properties, Inc.(1)	22,145	1,345,752
Brandywine Realty Trust	14,781	141,306
Camden Property Trust	16,287	590,404
Corrections Corp. of America*	22,260	532,904
Cypress Sharpridge Investments, Inc.(1)	10,542	140,736
Digital Realty Trust, Inc.(1)	14,525	655,513
Douglas Emmett, Inc.	38,255	451,409
Duke Realty Corp.(1)	41,133	462,335
Education Realty Trust, Inc.	68,106	341,211
Entertainment Properties Trust(1)	24,195	823,114
Equity Lifestyle Properties, Inc.(1)	6,697	311,076
Equity Residential(1)	29,587	854,472
Essex Property Trust, Inc.(1)	6,501	488,745
Gaylord Entertainment Co.(1),*	16,660	250,400
HCP, Inc.(1)	17,198	508,889
Health Care REIT, Inc.(1)	15,443	685,206
Hersha Hospitality Trust	105,125	269,120
Hospitality Properties Trust	23,782	459,230
Host Hotels & Resorts, Inc.	55,976	565,917
Jones Lang LaSalle, Inc.(1)	7,404	346,877
Kilroy Realty Corp.(1)	11,109	306,830
Kimco Realty Corp.(1)	65,684	830,246
Liberty Property Trust	15,549	456,674
MFA Financial, Inc.	18,067	134,057
Nationwide Health Properties, Inc.(1)	21,219	684,313
ProLogis(1)	43,437	492,141
Public Storage, Inc.	13,987	1,029,443
Regency Centers Corp.(1)	24,384	818,083
Retail Opportunity Investments Corp.*	15,216	157,486
Simon Property Group, Inc.(1)	45,040	3,057,766
SL Green Realty Corp.(1)	10,032	388,840
Starwood Hotels & Resorts Worldwide, Inc.(1)	4,969	144,399
Starwood Property Trust, Inc.	8,052	162,087
Taubman Centers, Inc.(1)	15,582	475,407
Ventas, Inc.(1)	25,953	1,041,494

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Vornado Realty Trust(1)	24,673	1,469,524
Total United States common stocks		24,146,125
Total common stocks (cost—$52,275,264)		62,957,283

	Face amount ($)
Time deposit—4.37%
Cayman Islands—4.37%
State Street Bank & Trust Co., Cayman Islands
0.010%, due 11/02/09 (cost—$2,880,000)	2,880,000	2,880,000

	Number of shares
Investment of cash collateral from securities loaned—19.92%
Money market fund—19.92%
UBS Private Money Market Fund LLC(6) (cost—$13,117,878)	13,117,878	13,117,878
Total investments (cost—$68,273,142)(7)—119.91%		78,955,161
Liabilities in excess of other assets—(19.91)%		(13,110,953)
Net assets—100.00%		65,844,208

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $68,273,142; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,139,526
Gross unrealized depreciation	(457,507)
Net unrealized appreciation	$10,682,019

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2009.
(2)	Security is traded on the Toronto Stock Exchange.
(3)	Security is traded on the OTC Market.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.12% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)	10/31/09 ($)
UBS Private Money Market Fund LLC	15,057,573	24,762,848	26,702,543	13,117,878	4,063

(7)	Includes $12,587,926 of investments in securities on loan, at value.

OTC	Over The Counter
REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(8)	Significant other observable inputs (Level 2) ($)(8)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	26,570,436	36,386,847	—	62,957,283
Time deposit	—	2,880,000	—	2,880,000
Investment of cash collateral from securities loaned	—	13,117,878	—	13,117,878
Total	26,570,436	52,384,725	—	78,955,161

(8)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy.  This may result in movements between Level 1 and Level 2 throughout the fiscal year.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Industry diversification — (unaudited)

As a percentage of net assets as of October 31, 2009

Common stocks
Aerospace & defense	0.84%
Air freight & logistics	0.33
Airlines	0.05
Auto components	0.22
Automobiles	0.38
Beverages	0.08
Biotechnology	0.17
Capital markets	0.59
Chemicals	0.89
Commercial banks	1.85
Commercial services & supplies	0.20
Communications equipment	0.45
Computers & peripherals	1.30
Construction & engineering	0.49
Construction materials	0.03
Consumer finance	0.16
Containers & packaging	0.03
Distributors	0.03
Diversified consumer services	0.01
Diversified financial services	0.76
Diversified telecommunication services	0.46
Electric utilities	0.58
Electrical equipment	0.58
Electronic equipment, instruments & components	0.18
Energy equipment & services	0.85
Food & staples retailing	0.27
Food products	1.10
Gas utilities	0.18
Health care equipment & supplies	0.48
Health care providers & services	0.08
Hotels, restaurants & leisure	0.44
Household durables	0.19
Independent power producers & energy traders	0.21
Industrial conglomerates	0.44
Insurance	0.90
Internet & catalog retail	0.09
Internet software & services	0.76
IT services	0.33
Leisure equipment & products	0.18
Life sciences tools & services	0.09
Machinery	0.36
Marine	0.02
Media	0.81
Metals & mining	7.00
Mulitline retail	0.21
Multi-utilities	0.10
Oil, gas & consumable fuels	2.50
Paper & forest products	0.07
Personal products	0.16
Pharmaceuticals	1.18
Professional services	0.23
Real estate investment trusts (REITs)	0.23
Real estate management & development	0.42
Road & rail	0.10
Semiconductors & semiconductor equipment	1.07
Software	0.30
Specialty retail	0.34
Textiles, apparel & luxury goods	0.05
Tobacco	0.38
Trading companies & distributors	0.11
Transportation infrastructure	0.04
Water utilities	0.06
Wireless telecommunication services	0.53
Total common stocks	33.52

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Industry diversification — (unaudited)

As a percentage of net assets as of October 31, 2009

Preferred stocks
Chemicals	0.01
Metals & mining	0.01
Wireless telecommunication services	0.01
Total preferred stocks	0.03
Investment companies	2.06
Rights	0.00
Unit trusts	0.15
US government obligations	2.39
Federal farm credit bank certificates	1.12
Federal home loan mortgage corporation certificates	2.45
Federal national mortgage association certificates	4.61
Collateralized mortgage obligations	7.46
Asset-backed securities	1.78
Corporate notes
Appliances	0.04
Banking-non US	1.96
Banking-US	0.75
Cable	0.58
Chemicals	0.12
Containers	0.08
Defense/aerospace	0.06
Diversified financials	0.21
Diversified minerals	0.07
Electric-integrated	0.49
Electronics	0.08
Finance-leasing company	0.16
Financial services	0.73
Food processors/beverage/bottling	0.22
Industrial products & services	0.02
Insurance	0.14
Media	0.11
Medical products	0.06
Metals	0.03
Multi-line insurance	0.02
Oil & gas	0.74
Paper & forest products	0.02
Pipelines	0.15
Publishing	0.08
Real estate	0.21
Reinsurance	0.03
Retail-restaurants	0.05
Special purpose entity	0.15
Steel	0.06
Telecommunication services	0.07
Telephone-integrated	0.38
Tobacco	0.08
Wireless telecommunication services	0.06
Total corporate notes	8.01

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Industry diversification — (unaudited)

As a percentage of net assets as of October 31, 2009

Municipal bonds and notes	0.13
Non-US government obligations	0.11
Time deposit	1.92
Short-term US government obligations	17.83
Repurchase agreement	14.29
Options
Call options purchased	0.01
Put options purchased	0.07
Total options	0.08
Total investments before securities sold short	97.94
Investments sold short
Common stocks
Aerospace & defense	(0.05)
Automobiles	(0.07)
Beverages	(0.09)
Biotechnology	(0.28)
Chemicals	(0.07)
Commercial services & supplies	(0.05)
Construction & engineering	(0.02)
Consumer finance	(0.06)
Distributers	(0.04)
Diversified financial services	(0.07)
Diversified telecommunication services	(0.05)
Electric utilities	(0.25)
Electronic equipment, instruments & components	(0.09)
Food & staples retailing	(0.07)
Health care equipment & supplies	(0.12)
Household durables	(0.07)
Industrial conglomerates	(0.02)
Insurance	(0.21)
Internet & catalog retail	(0.12)
Internet software & services	(0.11)
Life sciences tools & services	(0.25)
Machinery	(0.16)
Marine	(0.14)
Media	(0.23)
Metals & mining	(0.16)
Oil, gas & consumable fuels	(0.49)
Paper & forest products	(0.07)
Professional services	(0.07)
Real estate investment trusts (REITs)	(0.15)
Road & rail	(0.09)
Semiconductors & semiconductor equipment	(0.23)
Software	(0.06)
Wireless telecommunication services	(0.30)
Total common stocks	(4.31)
Other assets in excess of liabilities	6.37
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—33.52%
Antigua and Barbuda—0.01%
Sinovac Biotech Ltd.*	6,700	49,647

Australia—1.67%
Alumina Ltd.*	64,443	93,892
BHP Billiton Ltd.	53,300	1,750,222
BHP Billiton Ltd., ADR	18,900	1,239,462
CSL Ltd.	13,022	366,079
Energy Resources of Australia Ltd.	34,966	722,035
Fortescue Metals Group Ltd.*	180,778	604,322
Incitec Pivot Ltd.	34,221	79,507
Karoon Gas Australia Ltd.*	8,297	55,458
Lend Lease Group	10,982	90,341
Orica Ltd.	11,466	243,658
Paladin Resources Ltd.*	183,417	666,443
Rio Tinto Ltd.	10,972	609,297
Wesfarmers Ltd.	38,495	964,263
Total Australia common stocks		7,484,979

Austria—0.19%
Oesterreichische Elektrizitaetswirtschafts-AG (Verbund), Class A	12,234	548,928
OMV AG	7,641	315,788
Total Austria common stocks		864,716

Bermuda—0.18%
Bunge Ltd.	3,424	195,373
Central European Media Enterprises Ltd., Class A*	751	18,880
China Yurun Food Group Ltd.	16,089	33,341
Cosco Pacific Ltd.	17,039	23,686
Huabao International Holdings Ltd.	105,193	99,756
Shangri-La Asia Ltd.	156,027	299,454
Sinofert Holdings Ltd.	302,397	150,237
Total Bermuda common stocks		820,727

Brazil—0.83%
BM&F BOVESPA SA	6,787	43,921
Brasil Foods SA*	5,757	139,546
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	792	47,908
Companhia de Saneamento de Minas Gerais-Copasa MG	15,900	283,864
Companhia Energetica de Minas Gerais-CEMIG, ADR	10,400	164,216
Cosan SA Industria e Comercio*	8,100	85,295
Cyrela Brazil Realty SA	4,512	57,629
Gerdau SA, ADR	61,300	925,630
Itau Unibanco Banco Multiplo SA, ADR	5,276	100,983
Marfrig Frigorificos e Comercio de Alimentos SA*	2,014	23,128

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Brazil—(concluded)
Petroleo Brasileiro SA, ADR	35,002	1,617,792
SLC Agricola SA	10,465	78,951
Tam SA, ADR*	2,728	38,929
Vale SA, ADR	4,069	103,719
Weg SA	2,400	23,706
Total Brazil common stocks		3,735,217

Canada—2.90%
Agnico-Eagle Mines Ltd.	32,800	1,755,784
Agrium, Inc.(1)	1,946	90,533
Agrium, Inc.(2)	1,706	80,097
Barrick Gold Corp.	48,470	1,742,426
Brookfield Asset Management, Inc.	3,600	75,240
Cameco Corp.	2,000	54,420
Canadian Natural Resources Ltd.	13,300	863,108
Goldcorp, Inc.	78,700	2,893,615
Kinross Gold Corp.	68,100	1,265,298
Magna International, Inc., Class A	20,100	793,375
Manitoba Telecom Services, Inc.	25,300	734,414
Potash Corp. of Saskatchewan, Inc.	4,088	381,239
Research In Motion Ltd. (RIM)*	7,500	442,355
Shoppers Drug Mart Corp.	4,700	186,732
Sino-Forest Corp.*	3,219	45,308
Teck Cominco Ltd., Class B*	3,580	103,921
Telus Corp.	34,900	1,096,300
Ultra Petroleum Corp.*	1,842	89,429
Uranium One, Inc.*	108,160	306,872
Total Canada common stocks		[13,0][00],4[66]

Cayman Islands—1.07%
Alibaba.com Ltd.	202,500	463,768
Baidu, Inc., ADR*	700	264,544
Bawang International Group Holding Ltd.*	64,000	26,348
Chaoda Modern Agriculture (Holdings) Ltd.	70,960	54,667
China Dongxiang Group Co.	2,538	1,552
China High Speed Transmission Equipment Group Co. Ltd.	15,538	31,007
China Mengniu Dairy Co. Ltd.*	2,919	8,196
China Resources Cement Holdings Ltd.*	178,000	85,667
Ctrip.com International Ltd., ADR*	5,098	272,947
Daphne International Holdings Ltd.	100,049	75,934
Golden Meditech Co. Ltd.*	381,332	68,013
Hengan International Group Co. Ltd.	61,469	394,064
Lee & Man Paper Manufacturing Ltd.	47,564	93,398
NetEase.com, Inc., ADR*	850	32,827
Parkson Retail Group Ltd.	125,000	202,457
Real Gold Mining Ltd.*	38,000	47,001
Seagate Technology(3)	48,800	680,760

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Tencent Holdings Ltd.	71,790	1,252,894
Tingyi (Cayman Islands) Holding Corp.	234,276	525,468
Trina Solar Ltd., ADR*	2,954	95,946
Yingli Green Energy Holding Co. Ltd., ADR*	9,000	104,220
Total Cayman Islands common stocks		4,781,678

China—1.97%
Angang Steel Co. Ltd., Class H	88,577	160,209
Anhui Conch Cement Co. Ltd., Class H	6,000	38,821
Bank of China Ltd., Class H	2,932,000	1,732,673
China Communications Construction Co. Ltd., Class H	80,493	86,863
China Construction Bank Corp., Class H	1,303,601	1,119,889
China Life Insurance Co., Class H	186,828	862,327
China Merchants Bank Co. Ltd., Class H	328,500	842,938
China Oilfield Services Ltd., Class H	66,375	71,837
China Railway Construction Corp. Ltd., Class H	11,287	14,934
China Railway Group Ltd., Class H*	1,160,000	913,778
China Shenhua Energy Co. Ltd., Class H	99,499	444,680
China Shipping Development Co. Ltd., Class H	58,561	82,228
China Telecom Corp. Ltd., Class H	28,929	12,786
Datang International Power Generation Co. Ltd., Class H	186,472	87,707
Industrial & Commercial Bank of China, Class H	937,580	745,739
PetroChina Co. Ltd., ADR	312	37,453
PetroChina Co. Ltd., Class H	259,211	312,931
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	85,309	299,714
Shanghai Electric Group Co. Ltd., Class H	278,846	131,638
Shenzhen Expressway Co. Ltd., Class H	64,000	30,714
Weichai Power Co. Ltd., Class H	16,833	109,351
Zijin Mining Group Co. Ltd.	52,000	50,121
ZTE Corp., Class H	114,000	628,538
Total China common stocks		8,817,869

Denmark—0.18%
Novo Nordisk A/S, Class B	7,754	482,216
Vestas Wind Systems A/S*	4,360	307,057
Total Denmark common stocks		789,273

Egypt—0.03%
Egyptian Financial Group-Hermes Holding	8,675	50,747
Orascom Construction Industries (OCI)	1,465	69,064
Orascom Telecom Holding SAE, GDR	739	25,134
Total Egypt common stocks		144,945

Finland—0.10%
Fortum Oyj	6,961	164,715
Orion Oyj, Class B	9,003	171,101

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Outokumpu Oyj	5,930	97,719
Total Finland common stocks		433,535

France—0.29%
Alcatel-Lucent*	45,123	168,777
Alstom SA	2,857	197,805
Danone SA	707	42,480
GDF Suez	2,856	119,527
Gecina SA	1,439	153,081
L’Oreal SA	1,749	178,251
Natixis*	17,717	99,345
Safran SA	6,307	102,059
Sanofi-Aventis	2,727	199,324
Suez Environnement SA	2,015	44,838
Total France common stocks		1,305,487

Germany—0.49%
Beiersdorf AG	1,700	104,557
K+S AG	1,414	77,022
Merck KGaA	5,026	472,144
Puma AG Rudolf Dassler Sport	428	130,612
Siemens AG	1,126	101,463
SMA Solar Technology AG	1,149	110,240
Suedzucker AG	32,564	671,348
ThyssenKrupp AG	14,084	453,072
Total Germany common stocks		2,120,458

Hong Kong—1.21%
Beijing Enterprises Holdings Ltd.	171,019	1,023,243
China Mobile Ltd.	80,276	751,699
China Mobile Ltd., ADR	1,839	85,936
China Overseas Land & Investment Ltd.	558,871	1,204,502
China Resources Enterprise Ltd.	36,919	123,010
China Resources Power Holdings Co. Ltd.	51,612	106,709
CNOOC Ltd.	427,339	640,688
CNOOC Ltd., ADR	51	7,596
Galaxy Entertainment Group Ltd.*	82,000	34,300
Hang Lung Properties Ltd.	56,000	211,063
Hong Kong Exchanges & Clearing Ltd.	32,626	573,557
MTR Corp.	124,000	438,036
Sino-Ocean Land Holdings Ltd.	193,879	188,192
Total Hong Kong common stocks		5,388,531

Hungary—0.01%
Richter Gedeon Nyrt.	192	39,845

India—0.09%
Bharti Airtel Ltd.	3,842	23,745
Educomp Solutions Ltd.	2,490	42,103

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
ICICI Bank Ltd., ADR	507	15,945
Indiabulls Real Estate Ltd.*	5,277	27,540
Infrastructure Development Finance Co. Ltd.	8,155	25,242
Lanco Infratech Ltd.*	2,423	24,874
Mahindra & Mahindra Ltd.	1,665	32,103
Nicholas Piramal India Ltd.	5,351	42,772
Reliance Industries Ltd.	950	38,525
Sterlite Industries (India) Ltd.	2,968	47,648
Tata Consultancy Services Ltd.	3,853	51,028
Tata Motors Ltd.	2,511	29,254
Total India common stocks		400,779

Indonesia—0.09%
PT Bank Mandiri	54,925	26,362
PT Bumi Resources Tbk	1,638,000	395,196
Total Indonesia common stocks		421,558

Ireland—0.13%
Accenture PLC, Class A	15,600	578,448

Israel—0.04%
Bezeq Israeli Telecommunication Corp. Ltd.	14,695	32,741
Israel Chemicals Ltd.	3,117	36,440
Teva Pharmaceutical Industries Ltd., ADR	1,861	93,943
Total Israel common stocks		163,124

Italy—0.06%
ACEA SpA	12,314	144,046
EXOR SpA	5,374	106,071
Total Italy common stocks		250,117

Japan—2.41%
Astellas Pharma, Inc.	17,700	648,016
DeNA Co. Ltd.	114	392,272
Fast Retailing Co. Ltd.	2,100	347,140
INPEX Corp.	31	253,647
JAFCO Co. Ltd.	3,600	96,275
Japan Tobacco, Inc.	266	741,416
Leopalace21 Corp.*	12,300	66,170
Mitsubishi UFJ Financial Group, Inc. (MUFG)	33,500	178,830
Mitsumi Electric Co. Ltd.	9,100	185,585
Nintendo Co. Ltd.	1,900	484,502
Nippon Mining Holdings, Inc.	123,500	545,023
Nippon Oil Corp.	83,000	405,370
NTT DoCoMo, Inc.	558	812,852
Shinko Electric Industries Co. Ltd.	7,100	103,098
Shinsei Bank Ltd.*	99,000	127,672
SOFTBANK Corp.	20,600	483,536
Sony Financial Holdings, Inc.	34	97,162

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sumitomo Metal Industries Ltd.	490,000	1,243,273
Takeda Pharmaceutical Co. Ltd.	26,600	1,069,682
The Iyo Bank Ltd.	11,000	98,728
Toyo Suisan Kaisha Ltd.	8,000	209,774
Trend Micro, Inc.	5,200	181,570
Yahoo Japan Corp.	2,623	801,984
Yamato Holdings Co. Ltd.	79,200	1,177,781
Total Japan common stocks		10,751,358

Jersey—0.17%
Randgold Resources Ltd., ADR	11,400	760,494

Luxembourg—0.53%
ArcelorMittal#	25,365	849,259
ArcelorMittal(2)	13,500	459,270
Tenaris SA	60,103	1,070,626
Total Luxembourg common stocks		2,379,155

Malaysia—0.01%
Genting Berhad	16,032	33,487

Mauritius—0.02%
Golden Agri-Resources Ltd.*	321,101	96,041

Mexico—0.03%
America Movil SA de C.V., ADR, Series L	2,626	115,886
Cemex SAB de C.V.*	19,252	19,990
Total Mexico common stocks		135,876

Netherlands—0.11%
Aegon N.V.*	12,763	90,933
Unilever N.V.	13,586	418,420
Total Netherlands common stocks		509,353

New Zealand—0.02%
Auckland International Airport Ltd.	71,629	102,803

Norway—0.05%
Marine Harvest*	25,746	18,667
Telenor ASA*	12,000	154,471

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Norway—(concluded)
Yara International ASA	2,204	73,310
Total Norway common stocks		246,448

Papua New Guinea—0.01%
New Britain Palm Oil Ltd.	4,055	24,220

Peru—0.02%
Compania de Minas Buenaventura SA, ADR	2,200	73,854

Philippines—0.01%
Philippine Long Distance Telephone Co., ADR	600	31,980

Portugal—0.31%
Banco Comercial Portugues SA (BCP)	964,064	1,372,084

Russia—0.17%
Gazprom, ADR	3,337	79,679
Mechel, ADR	33,019	566,606
Mining & Metallurgical Co. Norilsk Nickel, ADR*	3,735	49,302
Rosneft Oil Co., GDR*	10,176	77,846
Total Russia common stocks		773,433

Singapore—0.35%
SembCorp Industries Ltd.	83,000	193,931
SembCorp Marine Ltd.	45,000	109,468
Singapore Exchange Ltd.	211,000	1,196,812
Wilmar International Ltd.	10,446	45,965
Total Singapore common stocks		1,546,176

South Africa—0.29%
Adcock Ingram Holdings Ltd.	4,844	32,880
Anglo Platinum Ltd.*	341	29,133
AngloGold Ashanti Ltd., ADR	21,200	795,848
Aspen Pharmacare Holdings Ltd.*	6,495	54,518
Barloworld Ltd.	8,241	51,275
Impala Platinum Holdings Ltd.	2,181	47,618
MTN Group Ltd.	1,213	18,208
Naspers Ltd., N Shares	700	25,169
Sasol Ltd.	4,695	175,879
Truworths International Ltd.	12,819	72,794
Total South Africa common stocks		1,303,322

South Korea—0.12%
KB Financial Group, Inc.*	625	30,293
Korean Air Lines Co. Ltd.*	981	37,466
LG Electronics, Inc.	508	47,168
Samsung Electronics Co. Ltd.	538	323,861
Samsung Securities Co. Ltd.	589	28,954

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Shinhan Financial Group Co. Ltd.*	1,085	41,479
Shinsegae Co. Ltd.	60	26,058
Total South Korea common stocks		535,279

Spain—0.57%
Banco Santander SA	38,101	613,307
Gamesa Corp. Tecnologica SA (Gamesa)	14,398	263,659
Gas Natural SDG SA	27,292	548,232
Grifols SA	11,820	191,029
Iberdrola SA	79,570	721,421
Iberia Lineas Aereas de Espana SA*	57,770	159,297
Red Electrica Corp. SA	1,216	62,887
Total Spain common stocks		2,559,832

Sweden—0.62%
Electrolux AB, Class B*	14,520	352,649
Investor AB, B Shares	31,175	557,996
SSAB Svenskt Staal AB, Series B	74,997	1,069,902
Telefonaktiebolaget LM Ericsson, ADR	75,300	783,120
Total Sweden common stocks		2,763,667

Switzerland—0.07%
Nestle SA	3,499	162,651
Syngenta AG	561	132,795
Total Switzerland common stocks		295,446

Taiwan—0.35%
Advanced Semiconductor Engineering, Inc.	34,336	27,046
Cathay Financial Holding Co. Ltd.*	17,365	29,976
Chinatrust Financial Holding Co. Ltd.	44,490	26,908
Chunghwa Telecom Co. Ltd., ADR	1,465	25,462
Delta Electronics, Inc.	53,547	149,385
Epistar Corp.	11,744	34,519
HON HAI Precision Industry Co. Ltd. (Foxconn)	98,517	387,868
HTC Corp.	19,150	191,470
MediaTek, Inc.	20,669	292,612
Taiwan Mobile Co. Ltd.	18,362	32,763
Taiwan Semiconductor Manufacturing Co. Ltd.	149,000	271,006
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,810	74,507
Total Taiwan common stocks		1,543,522

Thailand—0.01%
Bangkok Bank Public Co. Ltd.	14,270	47,374

United Kingdom—2.10%
Anglo American PLC*	52,691	1,914,013
BAE Systems PLC	79,845	410,885
Berkeley Group Holdings PLC*	17,045	237,888

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
BHP Billiton PLC	19,931	539,068
Compass Group PLC	59,899	380,303
Fresnillo PLC	12,021	146,173
Friends Provident Group PLC	72,553	97,161
Kazakhmys PLC*	8,233	145,780
Lloyds Banking Group PLC*	93,025	131,603
Man Group PLC	61,226	309,697
National Grid PLC	9,035	89,835
Reed Elsevier PLC	175,520	1,330,882
Rio Tinto PLC	30,583	1,349,806
Scottish & Southern Energy PLC	8,779	155,421
Thomas Cook Group PLC	26,336	88,245
Xstrata PLC*	143,510	2,055,573
Total United Kingdom common stocks		9,382,333

United States—13.63%
Acco Brands Corp.*	47,000	284,820
Acuity Brands, Inc.	5,100	161,466
Advance Auto Parts, Inc.(3)	9,000	335,340
Alleghany Corp.*	676	169,000
Alpha Natural Resources, Inc.*	4,700	159,659
Apple, Inc.(3),*	12,900	2,431,650
Applied Materials, Inc.	860	10,492
Arbitron, Inc.	30,700	665,576
Archer-Daniels-Midland Co.	8,507	256,231
AutoZone, Inc.*	2,800	378,868
Bank of America Corp.	13,200	192,456
Belden CDT, Inc.	26,300	603,585
Berkshire Hathaway, Inc., Class B*	710	2,330,930
BorgWarner, Inc.	3,203	97,115
C.H. Robinson Worldwide, Inc.(3)	3,300	181,863
Cabot Oil & Gas Corp.	1,900	73,093
Cameron International Corp.*	15,500	573,035
Carlisle Cos., Inc.	19,600	608,384
CF Industries Holdings, Inc.	1,400	116,550
CONSOL Energy, Inc.	36,400	1,558,284
Corn Products International, Inc.	1,400	39,452
Covanta Holding Corp.*	8,438	144,965
Coventry Health Care, Inc.*	18,300	362,889
Cree, Inc.*	1,445	60,835
Cummins, Inc.	2,172	93,526
Deere & Co.	22,217	1,011,984
Deltic Timber Corp.	3,699	157,207
Diamond Offshore Drilling, Inc.(3)	17,000	1,619,250
Diebold, Inc.	6,800	205,632
Discover Financial Services	49,700	702,758
Dow Chemical Co.	3,141	73,751
Dr. Pepper Snapple Group, Inc.*	1,629	44,407
Dun & Bradstreet Corp.(3)	13,600	1,041,216

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
eBay, Inc.*	24,200	538,934
EMC Corp.*	35,800	589,626
Energy Conversion Devices, Inc.*	4,100	44,157
Entergy Corp.	1,106	84,852
EOG Resources, Inc.	800	65,328
EQT Corp.	3,800	159,068
ESCO Technologies, Inc.*	2,358	92,622
Exelon Corp.	4,500	211,320
Expeditors International of Washington, Inc.	2,900	93,438
Exterran Holdings, Inc.*	1,600	32,688
Fifth Third Bancorp	46,600	416,604
First Solar, Inc.*	1,416	172,653
Fiserv, Inc.*	11,100	509,157
Flowserve Corp.(3)	1,300	127,673
Fluor Corp.(3)	15,400	684,068
FMC Corp.(3)	3,900	199,290
Ford Motor Co.(3),*	239,700	1,677,900
Forest Laboratories, Inc.(3),*	50,200	1,389,034
FPL Group, Inc.	3,414	167,627
Franklin Resources, Inc.(3)	5,200	544,076
Freeport-McMoRan Copper & Gold, Inc.*	32,180	2,360,725
GATX Corp.	17,878	485,924
General Dynamics Corp.(3)	25,100	1,573,770
Gilead Sciences, Inc.(3),*	3,100	131,905
Goldman Sachs Group, Inc.	3,300	561,561
Hansen Natural Corp.(3),*	8,500	307,275
Hewlett-Packard Co.(3)	14,200	673,932
International Game Technology	20,000	356,800
Intuitive Surgical, Inc.(3),*	400	98,540
ITC Holdings Corp.	3,000	133,260
Itron, Inc.*	1,404	84,296
J.C. Penney Co., Inc.	14,800	490,324
Jacobs Engineering Group, Inc.(3),*	7,100	300,259
Johnson & Johnson(3)	8,800	519,640
Lance, Inc.	6,200	149,544
Liberty Global, Inc., Series C*	20,200	415,716
Lincoln National Corp.	14,600	347,918
Lockheed Martin Corp.	2,100	144,459
Lorillard, Inc.	12,400	963,728
Marshall & Ilsley Corp.	13,100	69,692
Mattel, Inc.	42,700	808,311
Maxim Integrated Products, Inc.(3)	60,900	1,015,203
Monsanto Co.	2,616	175,743
Moody’s Corp.(3)	20,300	480,704
Newell Rubbermaid, Inc.(3)	9,200	133,492
Newmont Mining Corp.	38,450	1,671,037
Northeast Utilities	8,000	184,400
NRG Energy, Inc.*	30,200	694,298
NVIDIA Corp.*	104,700	1,252,212

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
O’Reilly Automotive, Inc.*	3,300	123,024
Occidental Petroleum Corp.(3)	9,700	736,036
ON Semiconductor Corp.*	21,982	147,060
Ormat Technologies, Inc.	1,911	72,236
Owens-Illinois, Inc.(3),*	3,900	124,332
Patterson-UTI Energy, Inc.	17,600	274,208
Peabody Energy Corp.(3)	9,000	356,310
Penske Automotive Group, Inc.	7,155	112,047
PG&E Corp.	900	36,801
Pharmaceutical Product Development, Inc. (PPD)(3)	18,300	394,365
Pitney Bowes, Inc.(3)	19,800	485,100
Public Storage(3)	12,000	883,200
Quanta Services, Inc.*	5,254	111,385
Questar Corp.	3,000	119,520
Ralcorp Holdings, Inc.*	8,913	478,628
Raytheon Co.(3)	33,400	1,512,352
Regal-Beloit Corp.	2,000	93,760
SAIC, Inc.*	17,900	317,009
SEACOR Holdings, Inc.*	2,100	170,667
Sears Holdings Corp.(3),*	3,500	237,510
Simcere Pharmaceutical Group, ADR*	9,800	77,420
Sohu.com, Inc.*	800	44,480
St. Mary Land & Exploration Co.	3,800	129,580
Starbucks Corp.*	26,000	493,480
Stryker Corp.(3)	28,500	1,311,000
SunPower Corp., Class A*	7,100	176,151
SunPower Corp., Class B*	3,732	80,835
T. Rowe Price Group, Inc.(3)	21,800	1,062,314
Teradata Corp.*	15,500	432,140
Texas Instruments, Inc.	49,500	1,160,775
The Gap, Inc.	6,300	134,442
The J.M. Smucker Co.	1,082	57,054
The Mosaic Co.	37,814	1,767,048
The NASDAQ OMX Group, Inc.(3),*	12,900	232,974
Time Warner Cable, Inc.	4,700	185,368
Time Warner, Inc.(3)	32,100	966,852
TRW Automotive Holdings Corp.*	5,052	79,064
Tyson Foods, Inc., Class A(3)	89,389	1,119,150
United States Steel Corp.	35,300	1,217,497
Varian Medical Systems, Inc.(3),*	8,500	348,330
VMware, Inc., Class A*	14,000	538,020
Websense, Inc.*	8,400	134,904
Wells Fargo & Co.	15,200	418,304
Western Digital Corp.(3),*	18,100	609,608

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zep, Inc.	11,700	200,070
Total United States common stocks		60,893,462
Total common stocks (cost—$139,446,939)		149,752,398

Preferred stocks—0.03%
Brazil—0.03%
Fertilizantes Fosfatados SA*	6,066	57,574
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	1,962	51,233
Vivo Participacoes SA	1,181	28,962
Total preferred stocks (cost—$137,863)		137,769

Investment companies—2.06%
United States—2.06%
Energy Select Sector SPDR Fund	21,900	1,212,384
iShares FTSE/Xinhua China 25 Index Fund	44,600	1,860,266
iShares MSCI Brazil Index Fund	68,600	4,721,738
SPDR Metals & Mining ETF	33,200	1,411,000
Total investment companies (cost—$8,413,939)		9,205,388

	Number of rights
Rights*—0.00%
Brazil—0.00%
All America Latina Logistica (ALL), expires 11/03/09 (cost—$0)(4),(5)	108	368

	Number of shares
Unit trusts—0.15%
Brazil—0.01%
All America Latina Logistica (ALL)	5,800	42,769
Canada—0.14%
Canadian Oil Sands Trust	6,200	167,198
Enerplus Resources Fund	4,400	95,966
Penn West Energy Trust	23,000	381,544
		644,708
Total unit trusts (cost—$516,968)		687,477

	Face amount(6)
US government obligations—2.39%
US Treasury Inflation Index Notes (TIPS)
0.875%, due 04/15/10	2,620,183	2,626,529
1.625%, due 01/15/15	565,130	584,335
1.875%, due 07/15/13	705,042	738,091
2.500%, due 07/15/16	213,732	232,250
3.500%, due 01/15/11	1,984,016	2,071,126

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)

US government obligations—(concluded)
US Treasury Notes
3.125%, due 10/31/16	4,400,000	4,437,796
Total US government obligations (cost—$10,577,825)		10,690,127

Federal farm credit bank certificates—1.12%
FFCB
4.500%, due 05/21/15 (cost—$4,749,458)	4,700,000	5,018,970

Federal home loan mortgage corporation certificates**—2.45%
FHLMC
4.500%, due 05/01/23	32,447	33,775
5.000%, due 11/01/16	11,725	12,559
5.000%, due 01/01/17	31,979	34,251
5.000%, due 02/01/17	64,374	68,908
5.000%, due 03/01/17	45,824	48,993
5.000%, due 04/01/17	107,894	115,565
5.000%, due 09/01/17	293,286	314,112
5.000%, due 10/01/17	653,854	699,695
5.000%, due 11/01/17	510,743	545,604
5.000%, due 12/01/17	209,972	224,898
5.000%, due 01/01/18	785,119	839,129
5.000%, due 02/01/18	920,785	985,051
5.000%, due 03/01/18	1,886,617	2,017,464
5.000%, due 04/01/18	402,290	430,818
5.000%, due 05/01/18	320,926	343,466
5.000%, due 06/01/18	70,301	75,278
5.000%, due 07/01/18	81,249	87,001
5.000%, due 08/01/18	41,718	44,674
5.000%, due 09/01/18	33,271	35,626
5.000%, due 10/01/18	97,018	103,885
5.000%, due 11/01/18	107,790	115,418
5.000%, due 12/01/18	68,809	73,679
5.000%, due 01/01/19	26,166	28,019
5.000%, due 03/01/19	15,648	16,707
5.000%, due 12/01/19	1,112,377	1,187,642
5.000%, due 09/01/38	649,194	673,793
5.000%, due 10/01/39	502,522	521,513
5.500%, due 01/01/20	317,100	340,583
5.500%, due 05/01/20	137,754	147,955
5.500%, due 07/01/20	122,888	131,988
5.500%, due 06/01/38	453,144	477,624
6.000%, due 11/01/36	22,390	23,861
6.000%, due 11/01/37	101,349	107,942
6.000%, due 04/01/38	23,006	24,503
6.000%, due 02/01/39	23,738	25,255
Total federal home loan mortgage corporation certificates (cost—$10,801,817)		10,957,234

Federal national mortgage association certificates**—4.61%
FNMA
3.979%, due 04/01/37(7)	2,789,188	2,878,299
4.500%, due 10/01/18	385,110	408,158
4.500%, due 11/01/18	90,932	96,374
4.500%, due 12/01/18	145,379	154,080
4.500%, due 05/01/19	552,257	583,066
4.500%, due 06/01/19	275,817	291,204
4.500%, due 08/01/19	192,276	203,002
4.500%, due 06/01/23	629,789	655,673
5.000%, due 07/01/19	2,455,043	2,622,139
5.000%, due 08/01/19	82,108	87,445

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Federal national mortgage association certificates**—(concluded)
5.000%, due 09/01/19	250,671	266,961
5.000%, due 10/01/19	349,609	372,328
5.000%, due 11/01/19	450,404	479,676
5.000%, due 12/01/19	3,276,490	3,495,920
5.000%, due 01/01/20	207,847	221,301
5.000%, due 02/01/20	120,680	128,523
5.000%, due 03/01/20	172,759	183,987
5.000%, due 08/01/20	5,263,227	5,605,280
5.000%, due 10/01/39	301,507	312,995
5.500%, due 02/01/38	740,714	780,770
6.000%, due 03/01/32	157	169
6.000%, due 05/01/33	15,120	16,231
6.000%, due 12/01/33	6,806	7,293
6.000%, due 04/01/35	10,385	11,080
6.000%, due 07/01/35	59,218	63,181
6.000%, due 08/01/35	776	828
6.000%, due 11/01/35	133,042	141,946
6.000%, due 01/01/36	176,420	188,227
6.000%, due 02/01/36	15,228	16,224
6.000%, due 09/01/36	18,697	19,920
6.000%, due 10/01/36	18,524	19,735
6.000%, due 08/01/37	72,140	76,788
6.000%, due 09/01/37	85,639	91,156
6.000%, due 10/01/37	19,451	20,704
6.000%, due 11/01/37	36,995	39,379
6.000%, due 01/01/38	20,388	21,702
6.000%, due 01/01/39	23,882	25,420
Total federal national mortgage association certificates (cost—$19,790,304)		20,587,164

Collateralized mortgage obligations—7.46%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
1.871%, due 10/25/46(7)	758,763	386,604
Series 2006-3, Class 2A11
1.841%, due 10/25/46(7)	773,697	416,922
Series 2006-4, Class 1A11
0.434%, due 10/25/46(7)	1,329,440	669,739
Series 2007-1, Class A1
1.601%, due 02/25/47(7)	781,368	361,625
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.614%, due 10/25/34(7)	51,519	38,808
Series 2005-4, Class 1A1
0.534%, due 11/25/45(7)	1,029,230	549,738
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.525%, due 06/20/47(7)	600,000	139,753
BCAP LLC Trust, Series 2006-RR1, Class CF
0.884%, due 11/25/36(7)	179,300	161,151
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
0.514%, due 10/25/35(7)	931,253	500,933
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,252,792	1,029,637
Countrywide Alternative Loan Trust,
Series 2005-46C8, Class A8
5.500%, due 10/25/35	762,905	679,070

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-61, Class 1A1
0.504%, due 12/25/35(7)	1,203,572	678,308
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	345,037	266,861
Series 2006-5T2, Class A3
6.000%, due 04/25/36	1,078,511	816,157
Series 2007-0A11, Class A1A
2.138%, due 11/25/47(7)	936,275	413,533
Series 2007-6, Class A4
5.750%, due 04/25/47	1,200,000	716,104
Countrywide Home Loan, Series 2007-14, Class A19
6.000%, due 09/25/37	799,317	689,161
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21(4),(8)	1,266,486	900,788
DSLA Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.635%, due 11/19/44(7)	1,227,697	693,922
Series 2006-AR2, Class 2A1A
0.445%, due 11/19/37(7)	604,754	318,216
First Horizon Alternative Mortgage Securities, Series 2005-AA9, Class AA9
5.609%, due 11/25/35(7)	1,176,659	649,610
FNMA REMIC,**
Series 2007-4, Class DF
0.689%, due 02/25/37(7)	966,508	942,003
Series 2008-56, Class FD
1.184%, due 07/25/48(7)	1,708,164	1,700,272
Series 2009-70, Class AL
5.000%, due 08/25/19	2,302,077	2,439,021
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.464%, due 06/25/37(7)	645,812	330,430
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A
0.485%, due 06/19/35(7)	1,512,269	832,196
Series 2005-9, Class 2A1A
0.585%, due 06/20/35(7)	629,849	436,802
Series 2005-10, Class 2A1A
0.555%, due 11/19/35(7)	2,798,819	1,628,931
Series 2005-11, Class 2A1A
0.555%, due 08/19/45(7)	292,917	158,658
Series 2006-1, Class 2A1A
0.485%, due 03/19/36(7)	1,392,037	774,607
Series 2006-12, Class 2A2A
0.435%, due 01/19/38(7)	693,449	339,687
Series 2006-14, Class 2A1A
0.395%, due 01/25/47(7)	2,587,165	1,317,117
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.454%, due 05/25/46(7)	2,228,386	1,081,548
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.664%, due 12/25/36(7)	1,499,778	747,598
Luminent Mortgage Trust,
Series 2006-2, Class A1A
0.444%, due 02/25/46(7)	2,399,076	1,148,915
Series 2006-5, Class A1A
0.434%, due 07/25/36(7)	882,992	437,025

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Collateralized mortgage obligations—(concluded)
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.207%, due 11/14/42(7)	500,000	504,696
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1
6.107%, due 11/25/37(7)	819,022	588,336
Residential Accredit Loans, Inc.,
Series 2005-Q05, Class A1
1.901%, due 01/25/46(7)	2,479,720	1,373,531
Series 2007-QH9, Class A1
6.514%, due 11/25/37(7)	918,512	450,964
Series 2007-QS1, Class 2A2
0.604%, due 01/25/37(7)	2,113,831	1,094,941
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37	1,170,419	734,005
Sequoia Mortgage Trust, Series 2004-10, Class A3A
0.921%, due 11/20/34(7)	116,745	88,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1
6.007%, due 11/25/35	2,147,190	1,571,573
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
1.711%, due 07/25/47(7)	866,491	481,190
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37	1,434,930	1,021,939
Total collateralized mortgage obligations (cost—$43,351,915)		33,301,603

Asset-backed securities—1.78%
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700%, due 12/15/11(4),(9)	1,800,000	1,810,814
Series 2009-2A, Class A3
2.130%, due 09/15/13(4),(9)	1,200,000	1,210,980
Chase Issuance Trust, Series 2009-A5, Class A5
1.045%, due 06/15/12(7)	2,500,000	2,507,357
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
1.244%, due 10/01/37(4),(7),(9)	227,653	198,058
Series 2007-1, Class 2A2
1.496%, due 10/01/37(4),(7),(9)	130,000	49,400
Series 2007-1, Class 2A3
1.696%, due 10/01/37(4),(7),(9)	230,000	85,100
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	60,461	36,861
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	102,178	44,110
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.445%, due 11/20/36(7)	351,005	291,554
SLM Student Loan Trust, Series 2006, Class A3
0.322%, due 10/25/16(7)	1,277,685	1,273,583

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)		Value ($)
Asset-backed securities—(concluded)
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	452,640		459,982
Total asset-backed securities (cost—$8,330,072)			7,967,799

Corporate notes—8.01%
Australia—0.89%
QBE Insurance Group Ltd.
9.750%, due 03/14/14(4),(9)	105,000		119,946
Suncorp-Metway Ltd.
0.668%, due 12/17/10(7),(10)	1,000,000		1,002,524
1.534%, due 04/15/11(7),(10)	2,500,000		2,542,620
Westfield Capital/Westfield Financial
4.375%, due 11/15/10(10)	325,000		329,522
Total Australia corporate notes			3,994,612

Bermuda—0.06%
Endurance Specialty Holdings
7.000%, due 07/15/34	125,000		111,887
White Mountains Re Group
6.375%, due 03/20/17(10)	150,000		133,588
Total Bermuda corporate notes			245,475

Canada—0.29%
Canadian Natural Resources
5.150%, due 02/01/13	250,000		264,972
Nexen, Inc.
6.400%, due 05/15/37	225,000		222,525
Rogers Communications, Inc.
6.800%, due 08/15/18	250,000		281,792
Thomson Reuters Corp.
6.500%, due 07/15/18	450,000		511,303
Total Canada corporate notes			1,280,592

Cayman Islands—0.05%
Resona Preferred Global Securities
7.191%, due 07/30/15(10),(11),(12)	275,000		242,000

Denmark—0.04%
Nordic Telephone Co. Holdings
8.250%, due 05/01/16	EUR	125,000	193,154

France—0.38%
Credit Agricole SA
8.375%, due 10/13/19(4),(9),(11),(12)	150,000		157,800

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)		Value ($)
Corporate notes—(continued)
France—(concluded)
Dexia Credit Local
2.375%, due 09/23/11(10)	1,500,000		1,537,284
Total France corporate notes			1,695,084

Germany—0.35%
NRW Bank MTN
5.375%, due 07/19/10	1,500,000		1,549,109

Ireland—0.02%
VIP Fin (Vimpelcom)
9.125%, due 04/30/18	100,000		104,250

Luxembourg—0.40%
ArcelorMittal
6.125%, due 06/01/18	275,000		271,618
Enel Finance International SA
5.125%, due 10/07/19(4),(9)	325,000		331,141
Hellas Telecom V
4.242%, due 10/15/12(7)	EUR	250,000	301,689
Telecom Italia Capital
6.000%, due 09/30/34	200,000		191,623
6.200%, due 07/18/11	325,000		345,779
Telecom Italia Capital SA
7.200%, due 07/18/36	300,000		326,978
Total Luxembourg corporate notes			1,768,828

Mexico—0.13%
Petroleos Mexicanos
8.000%, due 05/03/19	510,000		589,050

Netherlands—0.24%
Impress Holdings BV
3.867%, due 09/15/13(7)	250,000		344,918
LeasePlan Corp. N.V.
3.000%, due 05/07/12(10)	700,000		721,363
Total Netherlands corporate notes			1,066,281

New Zealand—0.28%
ANZ National (International) Ltd.
3.250%, due 04/02/12(10)	1,200,000		1,241,185

United Arab Emirates—0.04%
Dolphin Energy Ltd.
5.888%, due 06/15/19(10)	170,000		171,700

United Kingdom—0.29%
Anglo American Capital PLC
9.375%, due 04/08/19(10)	250,000		303,171

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
HSBC Holdings PLC
6.500%, due 09/15/37	250,000	274,016
Royal Bank of Scotland Group PLC
4.875%, due 08/25/14(10)	400,000	407,105
9.118%, due 03/31/10(11)	200,000	187,000
Swiss Re Capital I LP
6.854%, due 05/25/16(10),(11),(12)	175,000	134,750
Total United Kingdom corporate notes		1,306,042

United States—4.55%
Allied Waste Industries, Inc.
4.250%, due 04/15/34	85,000	84,681
Altria Group, Inc.
9.700%, due 11/10/18	275,000	338,571
Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15(4),(9)	350,000	352,901
7.750%, due 01/15/19(10)	550,000	640,923
ANZ Capital Trust II
5.360%, due 12/15/13(10),(11)	325,000	280,581
Bank of America Corp.
5.750%, due 12/01/17	200,000	203,362
Bear Stearns Co., Inc.
7.250%, due 02/01/18	175,000	200,168
Boardwalk Pipelines LP
5.875%, due 11/15/16	225,000	227,160
Boston Scientific Corp.
7.000%, due 11/15/35	125,000	121,875
Chubb Corp.
6.500%, due 05/15/38	150,000	172,904
CNA Financial Corp.
7.250%, due 11/15/23	100,000	87,178
Comcast Corp.
5.500%, due 03/15/11	225,000	236,627
6.450%, due 03/15/37	200,000	205,033
Comcast Holdings Corp.
10.625%, due 07/15/12	250,000	297,578
Commonwealth Edison Co.
5.800%, due 03/15/18	350,000	377,807
5.900%, due 03/15/36	150,000	156,872
COX Communications, Inc.
4.625%, due 01/15/10	400,000	402,617
6.250%, due 06/01/18(10)	375,000	394,527
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	250,000	259,375
Darden Restaurants, Inc.
5.625%, due 10/15/12	225,000	239,298
DirecTV Holdings/Financing
7.625%, due 05/15/16	500,000	542,500
Dow Chemical Co.
5.900%, due 02/15/15	125,000	129,312
7.600%, due 05/15/14	375,000	416,647

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Corporate notes—(continued)
United States—(continued)
EchoStar DBS Corp.
7.125%, due 02/01/16	250,000	250,000
Energy Transfer Partners
5.950%, due 02/01/15	300,000	318,221
6.700%, due 07/01/18	350,000	381,358
Enterprise Products Operating LLC
6.500%, due 01/31/19	225,000	248,479
6.650%, due 04/15/18	425,000	463,950
8.375%, due 08/01/66(7)	200,000	196,000
Enterprise Products Operating LLC, Series B
5.000%, due 03/01/15	100,000	103,503
FirstEnergy Corp.
7.375%, due 11/15/31	225,000	249,688
Fiserv, Inc.
6.125%, due 11/20/12	250,000	274,714
Freeport-McMoRan Copper & Gold, Inc.
3.881%, due 04/01/15(7)	125,000	126,377
GMAC, Inc.
6.875%, due 09/15/11	750,000	719,558
HCA, Inc.
7.875%, due 02/15/20(10)	125,000	128,750
International Lease Finance Corp. MTN
4.950%, due 02/01/11	175,000	158,255
International Paper Co.
7.950%, due 06/15/18	75,000	83,597
JPMorgan Chase Bank NA
6.000%, due 10/01/17	250,000	266,283
JPMorgan Chase Capital XXVII
7.000%, due 11/01/39	200,000	201,340
L-3 Communications Corp.
7.625%, due 06/15/12	375,000	379,762
Merrill Lynch & Co., Inc.
5.450%, due 02/05/13	450,000	470,570
6.400%, due 08/28/17	100,000	103,356
MetLife Capital Trust X
9.250%, due 04/08/38(7),(10)	300,000	327,000
Morgan Stanley MTN
5.625%, due 09/23/19	100,000	100,628
5.950%, due 12/28/17	225,000	231,368
6.250%, due 08/28/17	200,000	209,746
6.625%, due 04/01/18	100,000	107,184
Nevada Power Co.
6.500%, due 05/15/18	375,000	409,803
Nisource Finance Corp.
10.750%, due 03/15/16	150,000	178,663
ONEOK Partners, LP
6.150%, due 10/01/16	75,000	78,900
6.850%, due 10/15/37	50,000	54,036
PNC Bank NA
6.875%, due 04/01/18	250,000	266,982
Progress Energy, Inc.
7.050%, due 03/15/19	300,000	346,925

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Corporate notes—(concluded)
United States—(concluded)
ProLogis
7.375%, due 10/30/19	175,000	175,549
Puget Sound Energy, Inc., Series A
6.974%, due 06/01/67(7)	150,000	131,238
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	375,000	378,750
Reed Elsevier Capital, Inc.
8.625%, due 01/15/19	300,000	372,084
Simon Property Group LP
6.125%, due 05/30/18	725,000	751,096
SLM Corp. MTN
0.442%, due 07/26/10(7)	100,000	96,270
5.125%, due 08/27/12	425,000	378,422
8.450%, due 06/15/18	25,000	22,018
Sprint Capital Corp.
8.375%, due 03/15/12	125,000	126,562
Tennessee Gas Pipeline
8.375%, due 06/15/32	350,000	416,082
US Bank NA
4.375%, due 02/28/17(12)	150,000	205,622
US Central Federal Credit Union
1.900%, due 10/19/12	400,000	400,640
Verizon Wireless Capital
8.500%, due 11/15/18(10)	250,000	311,471
Wachovia Corp. MTN
5.500%, due 05/01/13	975,000	1,044,457
Wells Fargo & Co.
5.625%, due 12/11/17	100,000	104,010
Wells Fargo Capital XIII
7.700%, due 03/26/13(11),(12)	300,000	279,000
Western Corporate Federal Credit Union
1.750%, due 11/02/12	400,000	399,681
Whirlpool Corp.
8.000%, due 05/01/12	75,000	81,564
8.600%, due 05/01/14	100,000	114,155
Williams Cos., Inc.
6.375%, due 10/01/10(10)	250,000	257,266
ZFS Finance USA Trust I
6.150%, due 12/15/65(7),(10)	550,000	489,500
Total United States corporate notes		20,338,930
Total corporate notes (cost—$34,151,615)		35,786,292

Municipal bonds and notes—0.13%
United States—0.13%
California (Build America Bonds)
7.500%, due 04/01/34	325,000	335,017
7.550%, due 04/01/39	225,000	235,118
Total municipal bonds and notes (cost—$529,357)		570,135

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Face amount(6)	Value ($)
Non-US government obligations—0.11%
Argentina—0.05%
Republic of Argentina
7.000%, due 10/03/15	270,000	202,905

Peru—0.06%
Republic of Peru
7.125%, due 03/30/19	250,000	283,750
Total non-US government obligations (cost—$386,147)		486,655

Time deposit—1.92%
Rabobank Nederland N.V.
0.100%, due 11/02/09 (cost—$8,585,913)	8,585,913	8,585,913

Short-term US government obligations(13)—17.83%
US Treasury Bills
0.170%, due 11/12/09(3)	25,000,000	24,998,701
0.235%, due 11/12/09(3)	8,000,000	7,999,426
0.260%, due 11/12/09(3)	35,000,000	34,997,219
0.065%, due 01/14/10	3,000,000	2,999,599
0.065%, due 01/28/10(3)	8,675,000	8,673,622
Total short-term US government obligations (cost—$79,668,567)		79,668,567

Repurchase agreement—14.29%
Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $9,239 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $65,129,160 US Treasury Bills, zero coupon due 04/01/10 to 04/08/10; (value—$65,096,292); proceeds: $63,819,053 (cost—$63,819,000)	63,819,000	63,819,000

	Number of contracts
Options*—0.08%
Call options purchased—0.01%
DJ Euro Stoxx 50 Index, strike @ EUR 3,100, expires 11/20/09	351	7,748
Russell 2000 Index, strike @ $670, expires 11/20/09	17	408
S&P 500 Index, strike @ $1,125, expires 11/21/09	171	19,665
Total call options purchased		27,821

Put options purchased—0.07%
DJ Euro Stoxx 50 Index, strike @ EUR 2,450, expires 12/18/09	209	110,112
Russell 2000 Index, strike @ $490, expires 12/19/09	39	28,548
S&P 500 Index, strike @ $875, expires 12/19/09	85	62,900

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

	Number of contracts	Value ($)
Options—(concluded)
Put options purchased—(concluded)
S&P 500 Index, strike @ $900, expires 12/19/09	114	110,990
Total put options purchased		312,550
Total options (cost—$450,304)		340,37[1]
Total investments before investments sold short (cost—$433,708,003)—97.94%		437,563,230

	Number of shares
Investments sold short—(4.31)%
Common stocks—(4.31)%
Belgium—(0.09)%
Anheuser-Busch InBev N.V	(8,865)	(416,619)

Canada—(0.61)%
Bombardier, Inc., Class B	(56,400)	(228,820)
George Weston Ltd.	(6,600)	(336,450)
Gerdau Ameristeel Corp.	(62,200)	(423,078)
Ivanhoe Mines Ltd.	(13,000)	(140,086)
Open Text Corp.	(3,000)	(112,010)
Power Financial Corp.	(7,300)	(183,706)
SNC-Lavalin Group, Inc.	(2,100)	(84,908)
Ultra Petroleum Corp.	(25,100)	(1,218,606)
Total Canada common stocks		(2,727,66[4] )

France—(0.06)%
Eutelsat Communications	(8,550)	(271,808)

Germany—(0.11)%
Bayerische Motoren Werke (BMW) AG	(2,786)	(136,128)
United Internet AG	(27,833)	(362,814)
Total Germany common stocks		(498,942)

Japan—(0.95)%
Aeon Credit Service Co. Ltd.	(11,600)	(110,928)
Chugoku Electric Power Co., Inc.	(15,300)	(310,765)
Citizen Holdings Co. Ltd.	(56,100)	(316,865)
East Japan Railway Co.	(3,000)	(192,278)
Haseko Corp.	(448,500)	(336,461)
Hitachi Metals Ltd.	(14,000)	(132,850)
Hokkaido Electric Power Co.	(6,400)	(123,584)
Hokuriku Electric Power Co.	(21,300)	(488,147)
Kawasaki Kisen Kaisha Ltd.	(97,000)	(353,687)
Keihin Electric Express Railway Co. Ltd.	(12,000)	(95,671)
Nippon Paper Group, Inc.	(12,300)	(326,336)
Nippon Yusen	(73,000)	(272,402)
NSK Ltd.	(17,000)	(97,427)
ORIX Corp.	(2,200)	(143,406)
Rakuten, Inc.	(758)	(519,150)
TDK Corp.	(1,800)	(102,386)
Tobu Railway Co. Ltd.	(21,000)	(114,894)

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Tohoku Electric Power Co., Inc.	(8,500)	(175,213)
Total Japan common stocks		(4,212,450)

Luxembourg—(0.02)%
Millicom International Cellular SA, SDR	(1,381)	(90,049)

Netherlands—(0.21)%
ASML Holding N.V.	(35,037)	(943,262)

Singapore—(0.07)%
Jardine Cycle & Carriage Ltd.	(10,000)	(163,593)
Singapore Press Holdings Ltd.	(55,000)	(149,673)
Total Singapore common stocks		(313,266)

Switzerland—(0.09)%
Givaudan SA	(253)	(187,268)
Swisscom AG	(566)	(204,551)
Total Switzerland common stocks		(391,819)

United Kingdom—(0.23)%
Capita Group PLC	(23,615)	(295,490)
Prudential PLC	(57,188)	(518,895)
Standard Life PLC	(62,051)	(221,395)
Total United Kingdom common stocks		(1,035,780)

United States—(1.87)%
Amylin Pharmaceuticals, Inc.	(33,800)	(373,152)
Cadence Design Systems, Inc.	(40,700)	(248,677)
Caterpillar, Inc.	(11,500)	(633,190)
Celanese Corp., Series A	(4,000)	(109,800)
Charles River Laboratories International, Inc.	(25,300)	(923,956)
Edwards Lifesciences Corp.	(7,000)	(538,580)
Harley-Davidson, Inc.	(6,400)	(159,488)
Iron Mountain, Inc.	(5,500)	(134,365)
Lam Research Corp.	(3,000)	(101,160)
Leucadia National Corp.	(15,000)	(337,050)
Liberty Global, Inc., Class A	(4,600)	(94,438)
Liberty Media Corp. - Entertainment, Series A	(16,900)	(520,858)
Life Technologies Corp.	(3,800)	(179,246)
Petrohawk Energy Corp.	(18,600)	(437,472)
Republic Services, Inc.	(3,800)	(98,458)
SBA Communications Corp., Class A	(44,200)	(1,246,882)
Sunoco, Inc.	(18,100)	(557,480)
Textron, Inc.	(5,600)	(99,568)
UDR, Inc.	(31,500)	(452,970)
Vertex Pharmaceuticals, Inc.	(26,100)	(875,916)

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Vornado Realty Trust	(3,917)	(233,297)
Total United States common stocks		(8,356,003)
Total investments sold short (proceeds—$17,061,070)—(4.31)%		(19,257,662)
Other assets in excess of liabilities—6.37%		28,474,69[8]
Net assets—100.00%		446,780,266

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $433,708,003; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,122,488
Gross unrealized depreciation	(17,267,261)
Net unrealized appreciation	$3,855,227

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

#	Security is traded on the Amsterdam Exchange.
(1)	Security is traded on the Toronto Stock Exchange.
(2)	Security is traded on the New York Stock Exchange.
(3)	Security, or portion thereof, pledged as collateral for investments sold short, written options and futures.
(4)	Illiquid securities representing 2.28% of net assets as of October 31, 2009.
(5)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(6)	In US Dollars unless otherwise indicated.
(7)	Floating rate security. The interest rate shown is the current rate as of October 31, 2009.
(8)	Bond interest in default.
(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.17% of net assets as of October 31, 2009, are considered illiquid and restricted (see table below for more information).

Illiquid and restricted securities	Acquisition dates	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 10/31/09 ($)	Value as a percentage of net assets (%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/15	10/13/09	349,521	0.08	352,901	0.08
Bank of America Auto Trust, Series 2009-1A, Class A2
1.700%, 12/15/11	07/07/09	1,799,843	0.40	1,810,814	0.41
Bank of America Auto Trust, Series 2009-2A, Class A3
2.130%, 09/15/13	09/02/09	1,199,988	0.27	1,210,980	0.27
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1
1.244%, 10/01/37	10/05/07	227,653	0.05	198,058	0.04
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.496%, 10/01/37	10/05/07	130,000	0.03	49,400	0.01
CIT Mortgage Loan Trust, Series 2007-1, Class 2A3
1.696%, 10/01/37	10/05/07	230,000	0.05	85,100	0.02
Credit Agricole SA
8.375%, 10/13/19	10/05/09	150,000	0.04	157,800	0.04
Enel Finance International SA
5.125%, 10/07/19	09/30/09	323,570	0.07	331,141	0.07
QBE Insurance Group Ltd.
9.750%, 03/14/14	12/30/08	92,264	0.02	119,946	0.03
		4,502,839	1.01	4,316,140	0.97

(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.60% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(11)	Perpetual bond security. The maturity date reflects the next call date.
(12)	Variable rate security. The interest rate shown is the current rate as of October 31, 2009, and resets at the next call date.
(13)	Rate shown is the discount rate at date of purchase.

ADR	American Depositary Receipt
EUR	Euro
FFCB	Federal Farm Credit Bank

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts	Call options written	dates	received ($)	value ($)	(depreciation) ($)
351	DJ Euro Stoxx 50 Index, strike @ EUR 3,000	11/20/09	106,180	27,377	78,803
17	Russell 2000 Index Option, strike @ $650	11/21/09	11,839	680	11,159
171	S&P 500 Index, strike @ $1,100	11/21/09	210,594	54,720	155,874
			328,613	82,777	245,836

	Put options written
209	DJ Euro Stoxx 50 Index, strike @ EUR 2,600	11/06/09	47,295	103,653	(56,358)
39	Russell 2000 Index Option, strike @ $520	11/21/09	29,702	23,127	6,575
85	S&P 500 Index, strike @ $925	11/21/09	94,044	45,900	48,144
114	S&P 500 Index, strike @ $950	11/21/09	83,790	90,790	(7,000)
			254,831	263,470	(8,639)
			583,444	346,247	237,197

Currency type abbreviation:
EUR	Euro

Written option activity for the three months ended October 31, 2009 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2009	447	231,372
Options written	3,049	1,620,939
Options terminated in closing purchase transactions	(2,510)	(1,268,867)
Options outstanding at October 31, 2009	986	583,444

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Futures contracts(14)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
72	AUD	Australian Bond 10 Year Futures	December 2009	6,866,469	6,713,188	(153,281)
2	CAD	S&P TSE 60 Index Futures	December 2009	247,238	239,770	(7,468)
22	EUR	DJ Euro Stoxx 50 Index Futures	December 2009	950,093	884,857	(65,236)
10	EUR	FTSE MIB Index Futures	December 2009	1,684,994	1,623,364	(61,630)
42	EUR	German Euro Bobl Futures	December 2009	7,155,834	7,158,105	2,271
236	EUR	German Euro Bund Futures	December 2009	42,211,082	42,419,538	208,456
77	EUR	German Euro Buxl Futures	December 2009	11,040,196	11,161,018	120,822
80	GBP	FTSE 100 Index Futures	December 2009	6,671,741	6,594,722	(77,019)
11	GBP	United Kingdom Long Gilt 10 Year Futures	December 2009	2,147,730	2,149,350	1,620
27	HKD	Hang Seng Index Futures	November 2009	3,827,698	3,767,685	(60,013)
2	JPY	TOPIX Index Futures	December 2009	197,650	197,526	(124)
1	USD	Russell 2000 Mini Index Futures	December 2009	61,572	56,180	(5,392)
12	USD	S&P 500 Index Futures	December 2009	3,108,924	3,099,000	(9,924)
44	USD	S&P 500 Mini Index Futures	December 2009	2,395,138	2,272,600	(122,538)
570	USD	US Treasury Note 10 Year Futures	December 2009	67,029,520	67,607,344	577,824
				155,595,879	155,944,247	348,368

		Sale contracts		Proceeds ($)
71	AUD	ASX SPI 200 Index Futures	December 2009	7,392,836	7,416,390	(23,554)
244	CAD	Canadian Government Bond 10 Year Futures	December 2009	27,155,319	27,306,164	(150,845)
41	EUR	AEX Index Futures	December 2009	3,860,815	3,647,757	213,058
42	EUR	CAC 40 Index Futures	November 2009	2,362,211	2,224,375	137,836
3	EUR	DAX Index Futures	December 2009	609,795	597,945	11,850
2	EUR	IBEX 35 Index Futures	November 2009	340,145	334,706	5,439
182	GBP	United Kingdom Long Gilt 10 Year Futures	December 2009	35,523,889	35,527,324	(3,435)
107	JPY	Japan Government Bond 10 Year Mini Futures	December 2009	16,402,399	16,302,961	99,438
305	USD	S&P 500 E Mini Index Futures	December 2009	15,767,783	15,753,250	14,533
217	USD	US Treasury Bond 20 Year Futures	December 2009	25,928,832	26,073,906	(145,074)
50	USD	US Treasury Note 2 Year Futures	December 2009	10,865,724	10,880,469	(14,745)
31	USD	US Treasury Note 5 Year Futures	December 2009	3,591,007	3,610,047	(19,040)
103	USD	US Treasury Note 10 Year Futures	December 2009	12,148,069	12,216,766	(68,697)
				161,948,824	161,892,060	56,764
						405,132

(14)	Restricted cash of $4,457,852 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	9,645,670	EUR	5,749,000	12/16/09	(187,237)
Australian Dollar	8,486,078	USD	7,402,736	12/16/09	(204,501)
Canadian Dollar	1,008,104	AUD	1,076,000	12/16/09	32,880
Canadian Dollar	4,687,658	EUR	2,941,000	12/16/09	(4,711)
Canadian Dollar	19,745,040	USD	18,416,827	12/16/09	168,539
Euro	1,260,000	AUD	2,124,612	12/16/09	50,525
Euro	4,287,000	CAD	6,716,448	12/16/09	(100,893)
Euro	1,258,063	CHF	1,912,469	12/16/09	13,517
Euro	3,264,000	GBP	2,977,236	12/16/09	82,229
Euro	1,252,000	JPY	162,192,844	12/16/09	(40,013)
Euro	3,903,051	NOK	33,182,020	12/16/09	42,389
Euro	3,011,000	NZD	6,150,187	12/16/09	(30,927)
Euro	2,531,000	SEK	25,720,380	12/16/09	(97,005)
Euro	1,119,243	USD	1,652,339	11/25/09	5,286
Euro	16,089,500	USD	23,674,245	12/16/09	(1,030)
Euro	9,368,776	USD	13,605,271	12/16/09	(180,636)
Great Britain Pound	6,979,855	EUR	7,678,451	12/16/09	(154,072)
Great Britain Pound	1,160,000	JPY	162,318,800	12/16/09	(99,684)
Great Britain Pound	792,803	USD	1,268,171	11/27/09	(32,813)
Great Britain Pound	6,616,424	USD	10,778,977	12/16/09	(77,407)
Indian Rupee	20,927,000	USD	451,792	01/22/10	8,772
Japanese Yen	100,658,240	CAD	1,168,000	12/16/09	(39,044)
Japanese Yen	1,146,060,287	USD	12,257,329	12/16/09	(477,587)
Japanese Yen	207,817,263	USD	2,300,972	12/16/09	(8,274)
Japanese Yen	99,159,000	USD	1,096,285	01/20/10	(5,819)
Mexican Peso	6,410,000	USD	491,836	01/22/10	11,454
Norwegian Krone	39,965,884	EUR	4,675,451	12/16/09	(88,659)
New Zealand Dollar	2,640,501	AUD	2,150,000	12/16/09	38,396
New Zealand Dollar	6,489,249	EUR	3,145,000	12/16/09	(14,451)
New Zealand Dollar	3,095,309	USD	2,090,609	12/16/09	(123,693)
New Zealand Dollar	6,422,466	USD	4,678,402	12/16/09	83,941
Swedish Krona	20,625,886	EUR	2,025,000	12/16/09	70,906
Swedish Krona	21,706,766	GBP	1,897,421	12/16/09	52,071
Swedish Krona	20,586,820	NOK	16,876,000	12/16/09	39,185
Swedish Krona	1,567,686	USD	223,095	12/16/09	2,007
Swedish Krona	79,220,650	USD	11,381,095	12/16/09	208,763
Swiss Franc	19,003,358	USD	18,171,698	12/16/09	(357,233)
Swiss Franc	5,880,431	USD	5,511,182	12/16/09	(222,442)
Swiss Franc	647,000	USD	639,063	01/20/10	8,067
Swiss Franc	739,000	USD	732,241	01/20/10	11,521
United States Dollar	4,509,055	AUD	5,285,082	12/16/09	228,690
United States Dollar	10,154,223	AUD	11,468,792	12/16/09	126,831
United States Dollar	3,013,570	CAD	3,155,324	12/16/09	(97,433)
United States Dollar	6,049,780	CAD	6,376,636	12/16/09	(156,519)
United States Dollar	7,439,564	CHF	7,649,009	12/16/09	18,484
United States Dollar	266,218	CHF	272,000	01/20/10	(946)
United States Dollar	254,652	CHF	261,000	01/20/10	(107)
United States Dollar	431,448	CLP	232,011,000	01/21/10	8,036
United States Dollar	3,082,116	CNY	20,681,000	09/14/11	20,602
United States Dollar	519,257	EUR	351,729	11/25/09	(1,661)
United States Dollar	20,485,447	EUR	14,055,191	12/16/09	196,397

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
United States Dollar	5,374,066	EUR	3,641,095	12/16/09	(16,291)
United States Dollar	807,014	GBP	504,509	11/27/09	20,881
United States Dollar	6,467,694	GBP	3,991,331	12/16/09	81,377
United States Dollar	6,944,244	GBP	4,248,038	12/16/09	26,037
United States Dollar	429,889	ILS	1,589,000	01/20/10	(6,337)
United States Dollar	451,499	INR	20,927,000	01/22/10	(8,480)
United States Dollar	395,811	JPY	35,628,315	11/20/09	26
United States Dollar	10,212,054	JPY	922,206,883	12/16/09	35,424
United States Dollar	15,940,589	JPY	1,459,819,552	12/16/09	280,792
United States Dollar	555,530	JPY	50,266,000	01/20/10	3,153
United States Dollar	459,248	KRW	537,320,000	01/22/10	(5,024)
United States Dollar	904,053	MXN	11,877,000	01/22/10	(13,961)
United States Dollar	3,107,324	NOK	18,049,810	12/16/09	39,846
United States Dollar	9,333,267	NZD	13,458,475	12/16/09	294,568
United States Dollar	16,876,294	NZD	24,192,267	12/16/09	430,209
United States Dollar	3,791,459	SEK	26,823,437	12/16/09	(8,603)
United States Dollar	1,880,979	SEK	13,217,598	12/16/09	(16,927)
United States Dollar	427,719	TRY	645,000	01/21/10	(4,633)
United States Dollar	457,250	TWD	14,632,000	01/22/10	(3,319)
					(146,571)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Interest rate swaps(4)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America NA	USD	4,600	12/16/16	3.250		0.281	(15)	(73,052)	(5,605)	(78,657)
Bank of America NA	USD	4,600	12/16/16	3.250		0.281	(15)	(80,500)	(5,605)	(86,105)
Bank of America NA	USD	5,800	12/16/16	3.250		0.281	(15)	(143,840)	(7,068)	(150,908)
Bank of America NA	USD	6,400	12/16/16	3.250		0.281	(15)	(135,424)	(7,799)	(143,223)
Bank of America NA	USD	11,600	12/16/16	3.250		0.281	(15)	(294,060)	(14,135)	(308,195)
Bank of America NA	USD	30,900	08/13/17	0.281	(15)	4.955		0	885,147	885,147
Bank of America NA	USD	17,400	08/13/22	5.077		0.281	(15)	0	(710,696)	(710,696)
Credit Suisse International	JPY	4,050,000	12/16/16	1.250		0.526	(16)	388,751	(209,989)	178,762
Deutsche Bank AG	GBP	10	12/17/11	5.250		0.808	(17)	963	(1,101)	(138)
Deutsche Bank AG	KRW	660,000	01/28/11	2.790	(18)	2.820		0	(6,376)	(6,376)
Deutsche Bank AG	KRW	200,000	06/12/11	2.790	(18)	3.869		0	(278)	(278)
Deutsche Bank AG	KRW	1,420,000	06/26/11	2.790	(18)	3.692		0	(5,933)	(5,933)
Deutsche Bank AG	KRW	613,856	07/06/11	2.790	(18)	3.620		0	(3,348)	(3,348)
Deutsche Bank AG	KRW	1,025,603	07/07/11	2.790	(18)	3.626		0	(5,551)	(5,551)
Deutsche Bank AG	USD	3,900	12/16/12	0.281	(15)	2.250		49,167	32,151	81,318
Deutsche Bank AG	USD	3,200	12/16/14	3.000		0.281	(15)	(6,193)	(36,347)	(42,540)
Deutsche Bank AG	USD	700	12/16/16	3.250		0.281	(15)	(17,607)	(853)	(18,460)
Deutsche Bank AG	USD	1,500	12/16/16	3.250		0.281	(15)	(37,932)	(1,828)	(39,760)
Deutsche Bank AG	USD	5,000	12/16/16	3.250		0.281	(15)	(127,600)	(6,093)	(133,693)
Deutsche Bank AG	USD	13,800	09/04/17	0.281	(15)	4.568		0	157,361	157,361
Deutsche Bank AG	USD	7,300	12/16/19	3.500		0.281	(15)	(454,874)	75,782	(379,092)
Deutsche Bank AG	USD	8,100	09/04/22	4.710		0.281	(15)	0	(96,402)	(96,402)
Deutsche Bank AG	USD	600	12/16/39	4.000		0.281	(15)	54,362	17,414	71,776
JPMorgan Chase Bank	GBP	100	12/16/14	0.808	(17)	3.500		2,203	1,186	3,389
JPMorgan Chase Bank	JPY	1,000,000	12/16/16	0.526	(16)	1.250		(43,701)	52,559	8,858
JPMorgan Chase Bank	KRW	641,000	01/28/11	2.790	(18)	2.830		0	(6,126)	(6,126)
JPMorgan Chase Bank	KRW	500,000	06/15/11	2.790	(18)	3.900		0	(662)	(662)
JPMorgan Chase Bank	KRW	1,500,000	06/22/11	2.790	(18)	3.719		0	(5,458)	(5,458)
JPMorgan Chase Bank	KRW	487,792	07/08/11	2.790	(18)	3.660		0	(2,456)	(2,456)
JPMorgan Chase Bank	USD	11,800	12/16/12	2.250		0.281	(15)	41,000	(97,276)	(56,276)
JPMorgan Chase Bank	USD	17,200	12/16/14	0.281	(15)	3.000		(186,000)	186,000	0
JPMorgan Chase Bank	USD	17,500	12/16/14	3.000		0.281	(15)	107,000	(198,771)	(91,771)
JPMorgan Chase Bank	USD	5,000	12/16/16	3.250		0.281	(15)	(108,550)	(6,093)	(114,643)
JPMorgan Chase Bank	USD	11,700	12/16/24	3.750		0.281	(15)	(308,000)	308,000	0
JPMorgan Chase Bank	USD	600	12/16/39	0.281	(15)	4.000		18,000	(18,000)	0
Morgan Stanley Capital Services, Inc.	EUR	5,777	12/16/14	3.000		0.989	(19)	(73,505)	(68,043)	(141,548)
								(1,429,392)	187,708	(1,241,684)

(15)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
(16)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
(17)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(18)	Rate based on 3 Month Korean Won CD.
(19)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Credit default swaps on credit indicies—buy protection(4),(20)

				Rate type						Unrealized
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		appreciation
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		made ($)	Value ($)	(depreciation) ($)
Bank of America NA	USD	1,200	12/20/14	1.000	(21)	0.000	(22)	(5,730)	5,104	(626)
Deutsche Bank AG	USD	12,900	12/20/13	1.500	(21)	0.000	(22)	(397,404)	(59,775)	(457,179)
Deutsche Bank AG	USD	1,000	12/20/14	1.000	(21)	0.000	(22)	0	4,253	4,253
Deutsche Bank AG	USD	1,100	12/20/14	1.000	(21)	0.000	(22)	(527)	4,679	4,152
Deutsche Bank AG	USD	1,600	12/20/14	1.000	(21)	0.000	(22)	3,077	6,806	9,883
Deutsche Bank AG	USD	2,500	12/20/14	1.000	(21)	0.000	(22)	2,812	10,633	13,445
Deutsche Bank AG	USD	3,600	12/20/14	1.000	(21)	0.000	(22)	(1,697)	15,312	13,615
								(399,469)	(12,988)	(412,457)

(20)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) received a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(21)	Payments are made based on the notional amount.
(22)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

Credit default swaps on credit indicies—sell protection(4),(23)

	Notional			Rate type
	amount		Termination	Payments made by		Payments received by		Upfront payments		Unrealized	Credit
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		received ($)	Value ($)	depreciation ($)	spread (%)(24)
Citibank N.A.	USD	1,500	08/25/37	0.000	(25)	0.090	(26)	761,276	(1,035,000)	(273,724)	33.63
Citibank N.A.	USD	1,500	08/25/37	0.000	(25)	0.090	(26)	772,526	(1,035,000)	(262,474)	33.63
Citibank N.A.	USD	3,000	08/25/37	0.000	(25)	0.090	(26)	1,545,053	(2,070,000)	(524,947)	33.63
Citibank N.A.	USD	4,500	08/25/37	0.000	(25)	0.090	(26)	2,295,079	(3,105,000)	(809,921)	33.63
Deutsche Bank AG	USD	2,000	08/25/37	0.000	(25)	0.090	(26)	464,875	(1,380,000)	(915,125)	33.63
Deutsche Bank AG	USD	1,500	08/25/37	0.000	(25)	0.090	(26)	776,276	(1,035,000)	(258,724)	33.63
Deutsche Bank AG	USD	1,500	08/25/37	0.000	(25)	0.090	(26)	772,526	(1,035,000)	(262,474)	33.63
								7,387,611	(10,695,000)	(3,307,389)

(23)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(24)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(25)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the Asset Backed Securities Index.
(26)	Payments received are based on the notional amount.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments — October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(26)	Significant other observable inputs (Level 2) ($)(26)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	85,237,237	64,515,161	—	149,752,398
Preferred stocks	137,769	—	—	137,769
Investment companies	9,205,388	—	—	9,205,388
Rights	368	—	—	368
Unit trusts	687,477	—	—	687,477
US government obligations	—	10,690,127	—	10,690,127
Federal farm credit bank certificates	—	5,018,970	—	5,018,970
Federal home loan mortgage corporation certificates	—	10,957,234	—	10,957,234
Federal national mortgage association certificates	—	20,587,164	—	20,587,164
Collateralized mortgage obligations	—	33,301,603	—	33,301,603
Asset-backed securities	—	7,635,241	332,558	7,967,799
Corporate notes	—	35,786,292	—	35,786,292
Municipal bonds and notes	—	570,135	—	570,135
Non-US government obligations	—	486,655	—	486,655
Time deposit	—	8,585,913	—	8,585,913
Short-term US government obligations	—	79,668,567	—	79,668,567
Repurchase agreement	—	63,819,000	—	63,819,000
Options purchased	340,371	—	—	340,371
Common stocks sold short	(11,083,667)	(8,173,995)	—	(19,257,662)
Other financial instruments, net(27)	561,722	(5,027,494)	—	(4,465,772)
Total	85,086,665	328,420,573	332,558	413,839,796

(26)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(27)	Other financial instruments include written options, open futures contracts, forward foreign currency contracts and open swap contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the period:

Measurements at 10/31/09

Asset backed securities ($)
Beginning balance	322,737
Net purchases/(sales)	(48,054)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation/(depreciation)	57,875
Net transfers in/(out) of Level 3	—
Ending balance	332,558

The change in unrealized appreciation/(depreciation) relating to the Level 3 investments held at October 31, 2009 was $57,875.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2009.

UBS PACE® Select Advisors Trust

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current value for its portfolio securities. The Portfolios normally obtain values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that occur between the close of the foreign markets and 4:00 pm EST. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification TM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Portfolios’ Schedule of investments.

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

In September 2008, the FASB ammended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”). The amendments to ASC 815 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period.

In March 2008, the FASB ammended ASC 815, which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for ASC 815 hedge accounting. Accordingly, even though a fund’s investment in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of ASC 815 disclosure. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)         Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE® Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2009